As filed with the Securities and Exchange		Registration No. 333-69431
Commission on April 18, 2012		Registration No. 811-04208

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No. 19		[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940		[X]
(Check appropriate box or boxes.)

Select*Life Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie, Senior Counsel
ING Americas (U.S. Legal Services)
One Orange Way, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 30, 2012, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

FLEXDESIGN® VUL

A FLEXIBLE PREMIUM ADJUSTABLE
VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company
and its
Select*Life Variable Account

Supplement Dated April 30, 2012, to the Prospectus Dated April 30, 2012

This supplement updates and amends certain information contained in your prospectus dated April 30, 2012.
Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT
AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the ING Artio Foreign Portfolio.

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the ING Artio Foreign Portfolio. Subject to shareholder approval, effective on or about July 21, 2012 (the “Reorganization Effective Date”), the ING Artio Foreign Portfolio (the “Merging Fund”) will be reorganized and will merge with and into the following “Surviving Fund.”

Merging Fund	Surviving Fund
ING Artio Foreign Portfolio (Class I)	ING Templeton Foreign Equity Portfolio (Class I)

· Prior to the Reorganization Effective Date, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to the fixed account. See the Transfers section beginning on page 51 of your policy prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.
· On the Reorganization Effective Date, your investment in the subaccount that invests in the Merging Fund will automatically become an investment in the subaccount that invests in the Surviving Fund with an equal total net asset value.
· Unless you provide us with alternative allocation instructions, after the Reorganization Effective Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in the Surviving Fund. You may give us alternative allocation instructions at any time by contacting the ING Customer Service Center at P.O. Box 5011, Minot, ND 58702-5011, 1-877-886-5050 or
www.ingservicecenter.com. See the Transfers section beginning on page 51 of your policy prospectus for information about making fund allocation changes.
· After the Reorganization Effective Date, the Merging Fund will no longer be available through your policy.
· You will not incur any fees or charges or any tax liability because of the reorganization, and your policy value immediately before the reorganization will equal your policy value immediately after the reorganization.
· There will be no further disclosure regarding the merging Fund in future prospectuses of the policy.
· See APPENDIX B of your policy prospectus for information about the investment adviser/subadviser and investment objective of the Merging Fund and the Surviving Fund.

Page 1 of 2	April 2012

MORE INFORMATION IS AVAILABLE

More information about the funds available through your policy, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

ING Customer Service Center
P.O. Box 5011
Minot, ND 58702-5011
1-877-866-5050

If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Page 2 of 2	April 2012

FLEXDESIGN® VUL

A FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company and its Select*Life Variable Account

The Policy

  Is no longer offered for new sales.

  Is issued by ReliaStar Life Insurance Company.

  Is returnable by you during the free look period if you are not satisfied.

Premium Payments

  Are flexible, so the premium amount and frequency may vary.

  Are allocated to the variable account and the fixed account, based on your instructions.

  Are subject to specified fees and charges.

The Policy Value

  Is the sum of your holdings in the fixed account, the variable account and the loan account.

  Has no guaranteed minimum value under the variable account. The value varies with the value of the subaccounts you select.

  Has a minimum guaranteed rate of return for amounts in the fixed account.

  Is subject to specified fees and charges, including possible surrender charges.

Death Benefit Proceeds

Are paid if your policy is in force when the insured person dies.
Are calculated under your choice of options:
Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

Option 3 – the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.
Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Sales Compensation

  We pay compensation to broker/dealers whose registered representatives sell the policy. See Distribution of the Policy, page 77, for further information about the amount of compensation we may pay.

Fund Managers

Mutual funds managed by the following investment managers are available through the policy:

  Artio Global Management, LLC

  BAMCO, Inc.

  BlackRock Advisors, LLC

  BlackRock International Limited

  BlackRock Investment Management, LLC

  Capital Research and Management CompanySM

  CBRE Clarion Securities LLC

  Columbia Management Investment Advisors, LLC

  Dimensional Fund Advisors LP

  Directed Services LLC

  Fidelity Management & Research Company

  ING Investment Management Co. LLC

  Invesco Advisers, Inc.

  J.P. Morgan Investment Management Inc.

  Marsico Capital Management, LLC

  Massachusetts Financial Services Company

  Neuberger Berman, LLC

  Neuberger Berman Management LLC

  OppenheimerFunds, Inc.

  Pacific Investment Management Company LLC

  Pioneer Investment Management, Inc.

  T. Rowe Price Associates, Inc.

  Templeton Investment Counsel, LLC

  UBS Global Asset Management

(Americas) Inc.

This prospectus describes what you should know before purchasing the FlexDesign® variable universal life insurance policy. Please read it carefully and keep it for future reference. If you received a summary prospectus for any of the mutual funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is April 30, 2012.

TABLE OF CONTENTS

	Page		Page
POLICY SUMMARY	3	Special Features and Benefits		49
The Policy’s Features and Benefits	3	Termination of Coverage		59
Factors You Should Consider Before Purchasing a		TAX CONSIDERATIONS		61
Policy	6	Tax Status of the Company		61
Fees and Charges	8	Tax Status of the Policy		62
THE COMPANY, THE VARIABLE ACCOUNT		Diversification and Investor Control Requirements		62
AND THE FIXED ACCOUNT	15	Tax Treatment of Policy Death Benefits		63
ReliaStar Life Insurance Company	15	Distributions Other than Death Benefits		63
The Investment Options	16	Other Tax Matters		65
DETAILED INFORMATION ABOUT		ADDITIONAL INFORMATION		69
THE POLICY	20	General Policy Provisions		69
Important Information Regarding Changes in State		Distribution of the Policy		77
Insurance Laws and Federal Income Tax Rules	21	Legal Proceedings		80
Purchasing a Policy	21	Financial Statements		80
Fees and Charges	24	APPENDIX A	A	-1
Death Benefits	32	APPENDIX B	B	-1
Additional Insurance Benefits	39	APPENDIX C	C	-1
Policy Value	47	MORE INFORMATION IS AVAILABLE	Back Cover

TERMS TO UNDERSTAND

The following is a list of some of the key defined terms and the page number on which each is defined:
	Page Where	Page Where
Term	Defined	Term	Defined
Age	22	Policy Value	47
Fixed Account	4	Preferred Loans	50
Fixed Account Value	49	Segment or Coverage Segment	32
Loan Account	49	Surrender Value	4
Loan Account Value	49	Valuation Date	48
Monthly Processing Date	27	Variable Account	4
Net Premium	3	Variable Account Value	47
Policy Date	22

“ReliaStar,” “we,” “us,” “our” and the “company” refer to ReliaStar Life Insurance Company. “You” and “your” refer to the policy owner. The policy owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person’s lifetime.

State Variations – State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. References in this prospectus to state law identify matters where state law may require variations from what is disclosed in this prospectus. If you would like to review a copy of the policy and riders for your particular state, contact our Customer Service Center or your agent/registered representative.

You may contact us about the policy at our:	ING Customer Service Center
P.O. Box 5011
Minot, North Dakota 58702-5011
1-877-886-5050
www.ingservicecenter.com

FlexDesign® VUL

POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus that should be read carefully before you purchase the policy.

The Policy’s Features and Benefits

Premium	· You choose when to pay and how much to pay, but you cannot pay additional premiums
Payments	after age 100 and we may refuse to accept any premium less than $25.00.
· You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse without value.
Payments, See Premium page 22.	· We may refuse any premium that would disqualify your policy as life insurance under
Section 7702 of the Internal Revenue Code or that would cause your policy to become a modified endowment contract.
· We deduct a premium expense charge from each premium payment and credit the remaining premium (the “net premium”) to the variable account or the fixed account according to your instructions.
Free Look Period	· During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
See Free Look Period,	· The free look period is generally ten days from your receipt of the policy, although certain
page 24.	states may allow more than ten days. The length of the free look period that applies in your state will be shown in your policy.
· During the free look period, your net premium will be allocated to the subaccount that invests in the ING Liquid Assets Portfolio. See Allocation of Net Premium, page 23.
· Generally, there are two types of free look refunds:
> Some states require a return of all premium we have received; and
> Other states require a return of the current policy value plus a refund of all fees and charges deducted.
Death Benefits	· Death benefits are paid if your policy is in force when the insured person dies.
· Until age 100, the amount of the death benefit will depend on which death benefit option
See Death Benefits,	is in effect when the insured person dies.
page 32.	· You may choose between one of three death benefit options:
> Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in
Appendix A;
> Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A; or
> Option 3 – the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.
· After age 100, the base death benefit under all options will be the policy value.
· We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans and accrued loan interest and unpaid fees and charges.
· The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

FlexDesign® VUL

Death Benefit	· Generally, your policy will not lapse as long as your policy value minus any surrender
Guarantees	charge, loan amount and unpaid fees and charges (the “surrender value”) is enough to cover the periodic fees and charges, when due.
See Death Benefit	· However, the policy has three death benefit guarantees which provide that the policy will
Guarantees, page 37.	not lapse even if the surrender value is not enough to pay the periodic fees and charges when due:
> The Basic Death Benefit Guarantee is standard on every policy. Your policy will specify the guarantee period. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee;
> The Supplemental Death Benefit Guarantee Rider is standard on every policy. Under this guarantee your policy will not lapse during the Supplemental Death Benefit
Guarantee period if on each monthly processing date since the policy date, your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 70.00% of the sum of minimum premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 70.00%
and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this rider; and
> The Extended Death Benefit Guarantee Rider is an optional benefit that may be added by rider only when you apply for the policy. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Extended Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.
Rider Benefits	· Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
See Additional	> Optional rider benefits that you must select before they are added to your policy; and
Insurance Benefits,	> Rider benefits that automatically come with your policy.
page 39.	· In many cases, we deduct an additional monthly charge for these benefits.
· Not all riders may be available under your policy, but the available riders may include:
	> Accelerated Death Benefit Rider	> Overloan Lapse Protection Rider
	> Accidental Death Benefit Rider	> Supplemental Death Benefit Guarantee
	> Additional Insured Rider	Rider
	> Children’s Insurance Rider	> Term Insurance Rider
	> Cost of Living Rider	> Waiver of Monthly Deduction Rider
	> Extended Death Benefit Guarantee Rider	> Waiver of Specified Premium Rider
Investment	· You may allocate your net premiums to the subaccounts of the Select*Life Variable
Options	Account (the “variable account”) and our fixed account.
· The variable account is one of our separate accounts and consists of subaccounts that
See The Investment	invest in corresponding mutual funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding mutual fund.
Options, page 16.	· Your variable account value will vary with the investment performance of the mutual funds underlying the subaccounts and the charges we deduct from your variable account value.
· The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
· We credit interest of at least 3.00% per year on amounts allocated to the fixed account.
· We may, in our sole discretion, credit interest in excess of 3.00%.

FlexDesign® VUL

Transfers	· You currently may make an unlimited number of transfers between the subaccounts and to the fixed account each policy year. We reserve the right, however, to limit you to 12
See Transfers,	transfers each policy year, and transfers are subject to any other limits, conditions and
page 51.	restrictions that we or the funds whose shares are involved may impose. See Limits on
Frequent or Disruptive Transfers, page 53.
· There are certain restrictions on transfers from the fixed account.
· We currently do not charge for transfers. We reserve the right, however, to charge up to
$25.00 for each transfer.
Asset Allocation	· Dollar cost averaging is a systematic program of transferring policy values to selected
Programs	investment options. It is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps to reduce the risk of investing too little when the price of a fund’s shares is low.
See Dollar Cost	· Automatic rebalancing is a systematic program through which your variable and fixed
Averaging, page 52.	account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.
See Automatic	· There is currently no charge to participate in the dollar cost averaging or automatic
Rebalancing, page 53.	rebalancing programs, although we reserve the right to assess a charge in the future.
· Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.
Loans	· You may take loans against your policy’s surrender value. We reserve the right to limit borrowing during the first policy year.
See Loans, page 49.	· Unless otherwise required by state law, a loan must be at least $500.00 and may not exceed 90.00% of your surrender value.
· When you take a loan we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
· We credit amounts held in the loan account with interest at an annual rate of 3.00%.
· We also charge interest on loans. Interest is payable in advance and accrues daily at a current annual rate of 4.76%.
· After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate currently equal to 2.91% (guaranteed not to exceed
3.38%) on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.
· Loans reduce your policy’s death benefit proceeds and may cause your policy to lapse.
· Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan against your policy’s surrender value.
Partial	· After the first policy year, you may withdraw part of your policy’s surrender value.
Withdrawals	· We currently allow only one partial withdrawal each policy year.
· A partial withdrawal must be at least $500.00.
See Partial	· In policy years two through ten you may not withdraw more than 20.00% of your
Withdrawals,	surrender value.
page 57.	· We currently charge $10.00 for each partial withdrawal, but we reserve the right to charge up to $25.00 for each partial withdrawal.
· Partial withdrawals reduce your policy’s base death benefit and will reduce your policy’s value.
· Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.
Surrenders	· You may surrender your policy for its surrender value at any time before the death of the insured person.
See Surrender,	· The surrender value of a policy is equal to the policy value minus any surrender charge,
page 59.	loan amount and unpaid fees and charges.
· The initial surrender charge rates vary by gender, risk class and age at issue. Surrender charge rates for increases in your insurance coverage vary by gender, risk class and age at the time of the increase.

FlexDesign® VUL

Surrenders	· The surrender charge is neither assessed upon nor reduced because of a requested decrease
Continued)	in your insurance coverage.
· If the surrender charge exceeds the available policy value minus the loan amount and unpaid fees and charges, there will be no proceeds paid to you on surrender.
· All insurance coverage ends on the date we receive your surrender request.
· If you surrender your policy, it cannot be reinstated.
· Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.
Reinstatement	· Reinstatement means putting a lapsed policy back in force.
· You may reinstate your policy and riders within five years of its lapse if you did not
See Reinstatement,	surrender your policy, you still own the policy and the insured person is still insurable.
page 60.	· You will need to pay the required reinstatement premium.
· If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of the lapse.
· If either the automatic Supplemental Death Benefit Guarantee or the optional Extended
Death Benefit Guarantee Rider lapses, it cannot be reinstated.
· A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
· Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy’s investment options, its other features and benefits, its risks and the fees and charges you will incur when you consider purchasing the policy and investing in the subaccounts of the variable account.

Life Insurance	· The policy is not a short-term investment and should be purchased only if you need life
Coverage	insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
· You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
Fees and Charges	· In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus
See Fees and Charges,	policy fees and charges. Therefore, you should purchase a policy only if you intend and
page 24.	have the financial capability to keep the policy in force for a substantial period of time.
· A policy’s fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.
· We believe the policy’s fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that the policy’s various features and benefits and the available services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.
Grace Period and	· Your policy may enter the grace period and subsequently lapse (meaning your policy will
Lapse	terminate without value) if on any monthly processing date:
> A death benefit guarantee is not in effect; and
See Lapse, page 59.	> Your surrender value is not enough to pay the periodic fees and charges when due.
· If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
· If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.

FlexDesign® VUL

Exchanges	· Replacing your existing life insurance policy(ies) and/or annuity contract(s) with the policy described in this prospectus may not be beneficial to you.
See Purchasing a	· Before purchasing a policy, determine whether your existing policy(ies) and/or contract(s)
Policy, page 21.	will be subject to fees or penalties upon surrender or cancellation.
· Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) and/or contract(s) with those of the policy described in this prospectus.
Investment Risk	· You should evaluate the policy’s long-term investment potential and risks before purchasing a policy.
See The Variable	· For amounts you allocate to the subaccounts of the variable account:
Account, page 16.	> Your values will fluctuate with the markets, interest rates and the performance of the underlying mutual funds;
> You assume the risk that your values may decline or not perform to your expectations;
> Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
> Each fund has various investment risks, and some funds are riskier than others;
> There is no assurance that any of the funds will achieve its stated investment objective;
and
> You should read each fund’s prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.
· For amounts you allocate to the fixed account:
> Interest rates we declare will change over time; and
> You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00%.
Taxation	· Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify
See TAX	as a life insurance contract. We believe it is reasonable to conclude that the policy will
CONSIDERATIONS,	qualify as a life insurance contract.
page 61.	· Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:
	> Reduction in the amount of your insurance coverage	> Partial withdrawals
	> Loans	> Surrender
	> Lapse	> Reinstatement
· In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will be taxable to you to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.
· There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.
· Consult with a qualified legal or tax adviser before you purchase a policy.
Sales	· We pay compensation to broker/dealers whose registered representatives sell the policy.
Compensation	· Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.
See Distribution of the	· We generally pay more compensation on premiums paid for base insurance coverage than
Policy, page 77.	we do on premiums paid for coverage under the Term Insurance Rider. Talk to your agent/registered representative about the appropriate usage of the Term Insurance Rider coverage for your particular situation.
Other Products	· We and our affiliates offer other insurance products that may have different features, benefits, fees and charges. These other products may better match your needs.
· Contact your agent/registered representative if you would like information about these other products.

FlexDesign® VUL

Fees and Charges

The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges. The following table describes the fees and charges deducted at the time you make a premium payment or make certain other transactions. See Transaction Fees and Charges, page 25.

Amount Deducted
Charge	When Deducted	Maximum Guaranteed Charges
Premium Expense	· When you make a	· 5.00% of each premium payment.
Charge	premium payment.

Partial Withdrawal	· When you take a	· $25.00.
Fee	partial withdrawal.

Surrender Charge [1]	· When you	Range from
	surrender or lapse	· $5.30 to $50.50 per $1,000.00 of insurance coverage.
your policy during
	the first ten policy	Representative insured person
	years (or ten years	· $22.14 per $1,000.00 of insurance coverage.
	from an increase in	· The representative insured person is a male, age 40 in the
	your insurance	preferred no tobacco risk class, with an amount of insurance
	coverage).	coverage in effect of $100,000.00.
· The rates shown for the representative insured person are for the first policy year.

Transfer Charge [2]	· Each time you	· $25.00.
make a transfer
between
investment options.

Excess Illustration	· Each time you	· $50.00.
Fee [2]	request an
illustration after
the first each
policy year.

Excess Annual	· Each time you	· $50.00.
Policy Report Fee [2]	request an annual
policy report after
the first each
policy year.

1 The surrender charge rates vary based on the insured person’s gender, age and risk class. Surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth year. The rates shown for the representative insured person are for the first policy year, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

2 We do not currently assess this charge.

FlexDesign® VUL

Transaction Fees and Charges, continued.

Amount Deducted
Charge	When Deducted	Maximum Guaranteed Charges
Accelerated Death	· On the date the	· $300.00 per acceleration request.
Benefit Rider	acceleration
Charge	request is
processed.

Overloan Lapse	· On the monthly	· 3.50% of the policy value. [3]
Protection Rider	processing date on
or next following
the date we receive
your request to
exercise the rider
benefit.

Periodic Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 27; and Loan Interest, page 50.

Amount Deducted
Charge	When Deducted	Maximum Guaranteed Charges [4]
Cost of Insurance	· On each monthly	Range from
Charge [5]	processing date.	· $0.06 to $83.33 per $1,000.00 of insurance coverage.

Representative insured person
· $0.20 per $1,000.00 of insurance coverage.
· The representative insured person is a male, age 40 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
· The rates shown for the representative insured person are for the first policy year.

Administrative	· On each monthly	· $12.00.
Charge	processing date.

3 Your policy value is the sum of your holdings in the fixed account, the variable account and the loan account.

4 This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

5 The cost of insurance charge rates vary based on the amount of your insurance coverage and the insured person’s age at issue and age on the effective date of an increase in insurance coverage, gender and risk class. Different rates will apply to each segment of your insurance coverage. The rates shown for the representative insured person are for the first policy year, and they generally increase each year thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Periodic Fees and Charges, continued.

Amount Deducted
Charge	When Deducted	Maximum Guaranteed Charges [6]
Monthly Amount	· On each monthly	Range from
Charge [7]	processing date	· $0.01 to $3.33 per $1,000.00 of insurance coverage.
during the first ten
	policy years (or for	Representative insured person
	ten years following	· $0.19 per $1,000.00 of insurance coverage.
	an increase in your	· The representative insured person is a male, age 40 in the
	insurance	preferred no tobacco risk class, with an amount of insurance
	coverage).	coverage in effect of $100,000.00.
· The rates shown for the representative insured person are for the first policy year.

Mortality and	· On each monthly	· 0.05% monthly (0.60% annually) of variable account value (after
Expense Risk	processing date.	the other monthly fees and charges are deducted).
Charge [8]

Loan Interest	· Payable in advance	· 4.76% annually of the amount held in the loan account for non-
Charge	at the time you	preferred loans.
	take a loan and	· 3.38% annually of the amount held in the loan account for
	each policy year	preferred loans.
thereafter.

6 These tables show the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

7 The monthly amount charge rates vary based on the amount of your insurance coverage and the insured person’s age at issue and age on the effective date of an increase in insurance coverage, gender and risk class. Different rates will apply to each segment of your insurance coverage. The rates shown for the representative insured person are for the first policy year, and they generally increase each year thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

8 The monthly mortality and expense risk charge rate is rounded the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 28, for the monthly rate without rounding.

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Optional Rider Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the monthly processing date if you elect any of the optional rider benefits. See Rider Fees and Charges, page 28.

Amount Deducted
Charge	When Deducted	Maximum Guaranteed Charges [9]
Accidental Death	· On each monthly	Range from
Benefit Rider [10]	processing date.	· $0.07 to $0.17 per $1,000.00 of rider benefit.

Representative insured person
· $0.07 per $1,000.00 of rider benefit.
· The representative insured person is a male, age 40 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
· The rates shown for the representative insured person are for the first rider year.

Additional Insured	· On each monthly	Range from
Rider [11]	processing date.	· $0.08 to $83.33 per $1,000.00 of rider benefit.

Representative insured person
· $0.18 per $1,000.00 of rider benefit.
· The representative insured person is a female, age 40 in the preferred no tobacco risk class.
· The rates shown for the representative insured person are for the first rider year.

Children’s Insurance	· On each monthly	· $0.62 per $1,000.00 of rider benefit.
Rider	processing date.

Term Insurance	· On each monthly	Range from
Rider [11]	processing date.	· $0.08 to $83.33 per $1,000.00 of rider benefit.

Representative insured person
· $0.20 per $1,000.00 of rider benefit.
· The representative insured person is a male, age 40 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
· The rates shown for the representative insured person are for the first rider year.

[9]

This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[10]

The rates for this rider vary based on several factors that may include the insured person’s age at issue, gender and risk class. The rates shown are for the first rider year, and they generally increase thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[11]

The rates for these riders vary based on several factors that may include the insured person’s age at issue, gender and risk class. The rates shown for the representative insured person are for the first rider year, and they generally increase thereafter. The rates shown may have been rounded to the nearest penny, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Optional Rider Fees and Charges, continued.

Amount Deducted
Charge	When Deducted	Maximum Guaranteed Charges [12]
Waiver of Monthly	· On each monthly	Range from
Deduction Rider [13]	processing date.	· $0.04 to $0.48 per $1.00 of the periodic fees and charges due each month.

Representative insured person
· $0.06 per $1.00 of the periodic fees and charges due each month.
· The representative insured person is a male, age 40 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
· The rates shown for the representative insured person are for the first rider year.

Waiver of Specified	· On each monthly	Range from
Premium [13]	processing date.	· $0.03 to $0.16 per $1.00 of the specified amount of premium.

Representative insured person
· $0.04 per $1.00 of the periodic fees and charges due each month.
· The representative insured person is a male, age 40 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
· The rates shown for the representative insured person are for the first rider year.

12 This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

13 The rates for this rider vary based on the insured person’s age at issue, gender and risk class (where applicable). The rates shown for the representative insured person are for the first rider year, and they generally increase thereafter. Rates may have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Fund Fees and Expenses. The following table shows the minimum and maximum total annual fund expenses that you may pay during the time you own the policy. Fund expenses vary from fund to fund and may change from year to year. For more detail about a fund’s fees and expenses, review the fund’s prospectus. See also Fund Fees and Expenses, page 29.

	Minimum	Maximum
Total Annual Fund Expenses [14] (deducted from fund assets)	0.26%	1.26%

Total annual fund expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares.

If a fund is structured as a “fund of funds,” total annual fund expenses also include the fees associated with the funds in which it invests. Because of this a fund that is structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities. For a list of the “fund of funds” available through the policy, see the chart of funds available through the variable account on page 17.

14 Some funds that are available through the policy have contractual arrangements to waive and/or reimburse certain fund fees and expenses. The minimum and maximum total annual fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

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How the Policy Works

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THE COMPANY, THE VARIABLE
ACCOUNT AND THE FIXED ACCOUNT

ReliaStar Life Insurance Company

We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We are a wholly owned indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. ING Groep N.V. is headquartered in Amsterdam, The Netherlands. Although we are a subsidiary of ING Groep N.V., ING Groep N.V. is not responsible for the obligations under the policy. The obligations under the policy are solely the responsibility of ReliaStar Life Insurance Company.

As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation by divestment of its insurance and investment management operations, including the company. ING Groep N.V. has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof. On November 10, 2010, ING announced that ING and its U.S. insurance affiliates, including the company, are preparing for a base case of an initial public offering (“IPO”) of the company and its U.S.-based insurance and investment management affiliates.

Regulatory Matters

As with many financial services companies, the company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the Unites States Social Security Administration’s Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The company has received industry-wide and company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF and compliance with unclaimed property laws. A majority of states are conducting an audit of the company’s compliance with unclaimed property laws. The company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of the investigations, exams, inquiries and audits could result in regulatory action against the company. The potential outcome of such action is difficult to predict but could subject the company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and

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changes to the company’s procedures for the identification and escheatment of abandoned property and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not believe that they will have a material adverse effect on the company’s financial position. It is the practice of the company and its affiliates to cooperate fully in these matters.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See TAX CONSIDERATIONS, page 61, for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the company’s reputation, interrupt the company’s operations or adversely impact profitability.

The Investment Options

You may allocate your premium payments to any of the available investment options. These options include subaccounts of the variable account and the fixed account. The investment performance of a policy depends on the performance of the investment options you choose.

The Variable Account

We established the Select*Life Variable Account (the “variable account”) on October 11, 1984, as one of our separate accounts under the laws of the State of Minnesota. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Minnesota law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account.

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The variable account is divided into subaccounts. Each subaccount invests in a corresponding mutual fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the mutual funds when you allocate premium payments or policy value to the subaccounts of the variable account.

Funds Available Through the Variable Account. The following chart lists the mutual funds that are available through the variable account.

Certain of these mutual funds are structured as “fund of funds.” A “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. The “fund of funds” available through the policy are identified below.

Funds Available Through the Variable Account

· American Funds® – Growth Fund (Class 2)
· American Funds® – Growth-Income Fund (Class 2)
· American Funds® – International Fund (Class 2)
· BlackRock Global Allocation V.I. Fund (Class III)
· Fidelity® VIP Contrafund® Portfolio (Initial Class)
· Fidelity® VIP Equity-Income Portfolio (Initial Class)
· ING Artio Foreign Portfolio (Class I)
· ING BlackRock Health Sciences Opportunities Portfolio (Class I)
· ING BlackRock Large Cap Growth Portfolio (Class I)
· ING Clarion Global Real Estate Portfolio (Class S)
· ING DFA Global Allocation Portfolio (Class I) 1
· ING DFA World Equity Portfolio (Class I) 1
· ING FMRSM Diversified Mid Cap Portfolio (Class I)
· ING Franklin Templeton Founding Strategy Portfolio (Class I) 1
· ING Global Resources Portfolio (Class I)
· ING Invesco Van Kampen Growth and Income Portfolio (Class S)
· ING JPMorgan Emerging Markets Equity Portfolio (Class I)
· ING JPMorgan Small Cap Core Equity Portfolio (Class I)
· ING Large Cap Growth Portfolio (Class I)
· ING Limited Maturity Bond Portfolio (Class S)
· ING Liquid Assets Portfolio (Class I)
· ING MFS Total Return Portfolio (Class I)
· ING MFS Utilities Portfolio (Class S)
· ING Marsico Growth Portfolio (Class I)
· ING PIMCO Total Return Bond Portfolio (Class I)
· ING Pioneer Fund Portfolio (Class I)
· ING Pioneer Mid Cap Value Portfolio (Class I)
· ING Retirement Growth Portfolio (Class I) 1
· ING Retirement Moderate Growth Portfolio (Class I) 1
· ING Retirement Moderate Portfolio (Class I) 1

· ING T. Rowe Price Capital Appreciation Portfolio (Class I)
· ING T. Rowe Price Equity Income Portfolio (Class I)
· ING T. Rowe Price International Stock Portfolio (Class I)
· ING U.S. Stock Index Portfolio (Class I)
· ING Baron Growth Portfolio (Class I) 2
· ING Columbia Small Cap Value II Portfolio (Class I)
· ING Global Bond Portfolio (Class S)
· ING Invesco Van Kampen Comstock Portfolio (Class I)
· ING Invesco Van Kampen Equity and Income Portfolio (Class I)
· ING JPMorgan Mid Cap Value Portfolio (Class I)
· ING Oppenheimer Global Portfolio (Class I)
· ING Pioneer High Yield Portfolio (Class I)
· ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
· ING Templeton Foreign Equity Portfolio (Class I)
· ING UBS U.S. Large Cap Equity Portfolio (Class I)
· ING Balanced Portfolio (Class I)
· ING Intermediate Bond Portfolio (Class I)
· ING Growth and Income Portfolio (Class I)
· ING Index Plus LargeCap Portfolio (Class I)
· ING Index Plus MidCap Portfolio (Class I)
· ING Index Plus SmallCap Portfolio (Class I)
· ING International Index Portfolio (Class S)
· ING RussellTM Large Cap Growth Index Portfolio (Class I)
· ING RussellTM Large Cap Index Portfolio (Class I)
· ING RussellTM Large Cap Value Index Portfolio (Class I)
· ING RussellTM Mid Cap Growth Index Portfolio (Class I)
· ING RussellTM Small Cap Index Portfolio (Class I)
· ING Small Company Portfolio (Class I)
· ING U.S. Bond Index Portfolio (Class I)
· ING SmallCap Opportunities Portfolio (Class I)
· Neuberger Berman AMT Socially Responsive Portfolio® (Class I)

1. This fund is structured as a “fund of funds.” See the Fund Fees and Expenses table on page 13 and the Fund of Funds section on page 32 for more information about “fund of funds.”

2. Prior to April 30, 2012, this fund was known as the ING Baron Small Cap Growth Portfolio.

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See Appendix B to this prospectus for more information about the mutual funds available through the variable account, including information about each fund’s investment adviser/subadviser and investment objective. More detailed information about each fund, including information about their investment risks and fees and expenses, can be found in the fund’s current prospectus and Statement of Additional Information. You may obtain these documents by contacting us at our Customer Service Center.

A mutual fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, fees and expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each subaccount’s assets in shares of a corresponding mutual fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund’s current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund’s shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which we must receive instructions before we vote the shares.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those subaccounts in which you have invested assets as of the record date set by the fund’s Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

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Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

· Change the investment objective;
· Offer additional subaccounts that will invest in funds we find appropriate for policies we issue;
· Eliminate subaccounts;
· Combine two or more subaccounts;
· Close subaccounts. We will notify you in advance by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to your most recent allocation instructions.
If your most recent allocation instructions do not include any available subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our Customer Service Center. See also the Transfers section of this prospectus, page 51, for information about making subaccount allocation changes;
· Substitute a new mutual fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:

> A fund no longer suits the purposes of your policy;
> There is a change in laws or regulations;
> There is a change in the fund’s investment objectives or restrictions;
> The fund is no longer available for investment; or
> Another reason we deem a substitution is appropriate.

· In the case of a substitution, the new mutual fund may have different fees and charges than the fund it replaced;
· Transfer assets related to your policy class to another separate account;
· Withdraw the variable account from registration under the 1940 Act;
· Operate the variable account as a management investment company under the 1940 Act;
· Cause one or more subaccounts to invest in a mutual fund other than, or in addition to, the funds currently available;
· Stop selling the policy;
· End any employer or plan trustee agreement with us under the agreement’s terms;
· Limit or eliminate any voting rights for the variable account;
· Make any changes required by the1940 Act or its rules or regulations; or
· Close a subaccount to new investments.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC, and approved, if necessary, by the appropriate state insurance department(s). We will notify you of any changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify us at our Customer Service Center.

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The Fixed Account

You may allocate all or a part of your net premium and transfer your policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00%. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended (“1933 Act”). Also, we have not registered the fixed account or the general account as an investment company under the 1940 Act (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

DETAILED INFORMATION ABOUT THE
POLICY

This prospectus describes our standard FlexDesign® variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

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We and our affiliates offer various other products with different features and terms than the policy offered through this prospectus and that may offer some or all of the same funds. These products have different benefits, fees and charges and may or may not better match your needs. Please note that some of the company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with ING. You should be aware that there may be alternative products available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your agent/registered representative.

Important Information Regarding Changes in State Insurance Laws and Federal Income Tax Rules

Effective January 1, 2009, to comply with state insurance and federal income tax laws, all new life insurance policies must be based on the 2001 Commissioners Standard Ordinary (“CSO”) mortality tables. The policy described in this prospectus is based on the 1980 CSO mortality tables (“1980 CSO policy”). While the policy described in this prospectus is already no longer offered for new sales, please be aware that there may be limitations on what changes or modifications can be made to an existing 1980 CSO policy.

If you are considering making any change or modification to your existing 1980 CSO policy, please contact us to see if such change or modification will be allowed. You should also consult with a qualified tax adviser to determine what effect the change or modification will have on your policy.

Purchasing a Policy

The policy is no longer offered for new sales. When you purchased the policy, however, you were required to submit an application to us. On that application you were required to select, among other things:

  The amount of your insurance coverage (which generally must be at least $25,000.00);

  Your initial death benefit option;

  The death benefit qualification test to apply to your policy (we may limit the amount of coverage we will issue on the life of the insured person when the cash value accumulation test is chosen); and

  Any riders or optional benefits.

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On the application you provided us with certain health and other necessary information. Upon receipt of an application, we followed our underwriting procedures to determine whether the proposed insured person was insurable by us. Before we made this determination, we may have needed to request and review medical examinations of and other information about the proposed insured person. Through our underwriting process, we determined the risk class for the insured person if the application was accepted. Risk class is based on such factors as age, gender, health and occupation of the insured person. Risk class will impact the cost of insurance rates you will pay and may also affect premiums and other policy fees, charges and benefits.

We reserve the right to reject an application for any reason permitted by law. If an application is rejected, any premium received will be returned without interest.

On the date coverage under the policy begins (the “policy date”), the person on whose life we issue the policy (the “insured person”) generally can be no more than age 85. “Age” under the policy means the insured person’s age as of the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may have requested that we back-date a policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy. Except for cash on delivery policies, we generally will not reissue a policy to change the policy date.

Important Information About the Term Insurance Rider. It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the factors described in the Term Insurance Rider section of this prospectus, page 41, when deciding the appropriate usage of the Term Insurance Rider for your particular situation.

Premium Payments

Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:

  We may refuse to accept any premium less than $25.00;

  You cannot pay additional premiums after age 100;

  We may refuse to accept any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

  We may refuse to accept any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

  We may refuse to accept any premium that does not comply with our anti- money laundering program. See Anti-Money Laundering, page 71.

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After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person’s gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during either the Basic or the Supplemental Death Benefit Guarantee period. See Death Benefit Guarantees, page 37. Payment of the minimum premium may or may not be enough to keep your policy in force beyond either the Basic or Supplemental Death Benefit Guarantee period. Additionally, you may need to pay more than the minimum premium to keep the Extended Death Benefit Guarantee in force. See Extended Death Benefit Guarantee Rider, page 40.

Premium Payments Affect Your Coverage. During any applicable death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse and loss of insurance coverage. See Lapse, page 59.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:

  We receive the required initial minimum premium;

  All issue requirements have been received by our Customer Service Center; and

  We approve your policy for issue.

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We allocate your initial net premium in the subaccount that invests in the ING Liquid Assets Portfolio on the valuation date next following your policy date. We later transfer the amount held in this subaccount to the fixed account and the available subaccounts that you have selected subaccounts, based on your most recent premium allocation instructions. This transfer will generally occur on the sixteenth day following your policy date.

All net premiums we receive after this period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100.00%. If your most recent premium allocation instructions includes a mutual fund that corresponds to a subaccount that is closed to new investment (we will notify you in advance by a supplement to this prospectus if we close a subaccount) or is otherwise unavailable, net premium received that would have been allocated to the subaccount corresponding to the closed or otherwise unavailable mutual fund may be automatically allocated among all the other available subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our Customer Service Center. Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 59, for more information about how to keep your policy from lapsing. See also Reinstatement, page 60, for more information about how to put your policy back in force if it has lapsed.

Free Look Period

You have the right to examine your policy and return it to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period and starts on the date you receive your policy. If you request a free look refund or return your policy to us within the free look period, we cancel it as of your policy date.

If you cancel your policy during the free look period you will receive a refund as determined by state law. Generally, there are two types of free look refunds:

  Some states require a return of all premium we have received; and

  Other states require a return of the current policy value plus a refund of any fees and charges deducted.

The free look refund that applies in your state is set forth in your policy.

Fees and Charges

We deduct fees and charges under the policy to compensate us for:

  Providing the insurance benefits of the policy (including any rider benefits);

  Administering the policy;

  Assuming certain risks in connection with the policy; and

  Incurring expenses in distributing the policy.

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The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges

We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is 5.00% of each premium payment.

This charge helps offset:

  The expenses we incur in selling the policy;

  The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and

  The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10.00, but we reserve the right to deduct up to $25.00 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

Surrender Charge. We deduct a surrender charge during the first ten policy years or the first ten years after an increase in your insurance coverage when you:

  Surrender your policy; or

  Allow your policy to lapse.

The amount of the surrender charge depends on the surrender charge rates.

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When you purchase a policy or increase your insurance coverage, we set surrender charge rates based on the gender, age and risk class of the insured person. The initial surrender charge decreases uniformly each month to zero at the end of the tenth policy year. For any requested increase in your insurance coverage, an additional surrender charge begins at zero, increases uniformly each month until it reaches the maximum after three years and then reduces uniformly each month until it becomes zero at the end of the tenth policy year.

See Changes in the Amount of Your Insurance Coverage, page 32. Surrender charge rates will not exceed $50.50 per $1,000.00 of insurance coverage and the rates that apply to you are set forth in your policy. See the Transaction Fees and Charges table beginning on page 8 for the minimum and maximum surrender charge rates and the rates for a representative insured person.

In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

This charge helps offset the expenses we incur in selling the policy.

Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25.00 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs, exercise of the Overloan Lapse Protection Rider benefit or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers.

Excess Illustration Fee. We currently do not assess this fee, but unless prohibited under state law, we reserve the right to assess a fee of up to $50.00 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.

Excess Annual Report Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50.00 for each annual report you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess annual reports.

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In the policy form the “monthly processing date” is referred to as the “Monthly Anniversary.”
Periodic Fees and Charges

We deduct the following periodic fees and charges from
your policy value on the monthly processing date. The
monthly processing date is the same date each month as
your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

  Your current base death benefit, discounted to take into account one month’s interest earnings at an assumed 3.00% annual interest rate; and

  Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

Monthly cost of insurance rates are based on the insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a “segment date”) and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner’s Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes the state of Montana. The rates that apply to you are set forth in your policy. See the Periodic Fees and Charges table beginning on page 9 for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

  The net premium applied to your policy;

  The fees and charges we deduct;

  Any partial withdrawals you take;

  Interest earnings on the amounts allocated to the fixed account;

  Interest earned on amounts held in the loan account; and

  The investment performance of the funds underlying the subaccounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage.

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The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your policy value.

Administrative Charge. The monthly administrative charge is currently $8.25 and is guaranteed not to exceed $12.00. The administrative charge compensates us for the costs associated with administering the policies.

Monthly Amount Charge. During the first ten policy years (and for ten years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000.00 of insurance coverage. For a policy issued in New Jersey, the elimination of these charges after the first ten policy years (or the first ten years following a requested increase in insurance coverage) is not guaranteed, and these charges may be assessed for the duration of the policy. The monthly amount charge is based on the insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and on each segment date, as appropriate. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will not affect the monthly amount charge. The rates that apply to you are set forth in your policy.

See the Periodic Fees and Charges table beginning on page 9 for the minimum and maximum monthly amount charge rates and the rates for a representative insured person.

The monthly amount charge helps compensate us for expenses relating to the distribution of the policy, including agents’ commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

Mortality and Expense Risk Charge. The monthly mortality and expense risk charge is 0.02917% (0.35% annually) of your variable account value after all other monthly fees and charges are deducted. We guarantee that the monthly mortality and expense risk charge will not exceed 0.05% (0.60% annually) of your variable account value after all other monthly fees and charges are deducted.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Rider Fees and Charges

There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Optional Rider Fees and Charges table beginning on page 11 and the Optional Rider Benefits section on page 39. See also the Transaction Fees and Charges table beginning on page 8 and the Automatic Rider Benefits section on page 43.

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Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

  Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);

  Our policyholders or the policyholders of our affiliated companies.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the Fund Fees and Expenses table on page 13 of this prospectus, each underlying mutual fund deducts management/investment advisory fees from the amounts allocated to the funds. In addition, each underlying mutual fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain underlying mutual funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the underlying mutual funds offered through this policy may be available for investment outside of this policy. You should evaluate the expenses associated with the underlying mutual funds available through this policy before making a decision to invest.

Revenue from the Funds

The company may receive compensation from each of the underlying mutual funds or from the funds’ affiliates. For certain funds, some of the compensation may be paid out of 12b1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the company to the funds or the funds’ affiliates. These additional payments may also be made by the company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the company and do not increase, directly or indirectly, the fund fees and expenses.

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The amount of revenue the company may receive from each of the underlying mutual funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the policy. This revenue is one of several factors we consider when determining the policy fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning mutual funds managed by Directed Services LLC, ING Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial, dollar amounts of revenue for the company. The company expects to earn a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the company from affiliated mutual funds may be deducted from fund assets and may include:

  A share of the management fee;

  Service fees;

  For certain share classes, compensation paid from 12b-1 fees; and

  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company. The sharing of the management fee between the company and the affiliate investment adviser does not increase, directly or indirectly, fund fees and expenses. The company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the company with a financial incentive to offer affiliated funds through the policy rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the company or the affiliated investment adviser by the subadvisers. However, subadvisers my provide reimbursement for employees of the company or its affiliates to attend business meetings or training conferences.

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Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated mutual funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

  Service fees;

  For certain share classes, compensation paid from 12b-1 fees; and

  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the policy.

If the unaffiliated fund families currently offered through the policy that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2011 in connection with the registered variable life insurance policies issued by the company, that ranking would be as follows:

  Fidelity® Variable Insurance Product Portfolios;

  American Funds Insurance Series® ; and

  BlackRock V.I. Funds.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2011, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities may include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunities to host due diligence meetings for representatives and wholesalers.

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Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See

Distribution of the Policy, page 77.

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the list of funds available through the variable account on page 17.

Death Benefits	In the policy form the amount of insurance coverage you select is referred to as the “Face Amount.”

You decide the amount of life insurance protection you
need, now and in the future. Generally, we require a
minimum of $25,000.00 of coverage to issue your
policy. We may lower this minimum for certain group,
sponsored or corporate purchasers. The amount of
insurance coverage in effect on your policy date is your
initial coverage segment.

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. See Important Information About the Term Insurance Rider, page 42.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage. The change will be effective on the next monthly processing date after we receive your written request or the next monthly processing date after underwriting approval (if required), whichever is later.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

Increases in the amount of your insurance coverage must be at least $5,000.00 and may be permitted until age 85.

A requested increase in insurance coverage will cause a new coverage segment to be created. A coverage segment or segment is a block of insurance coverage. Once we create a new segment, it is permanent unless the law requires differently.

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Each new segment will have:

  A new surrender charge;

  New cost of insurance charges, guaranteed and current;

  A new monthly amount charge;

  A new incontestability period;

  A new suicide exclusion period; and

  A new minimum premium.

In determining the net amount at risk for each coverage segment, we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

You may not decrease the amount of your insurance coverage below $25,000.00. You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

1.	From the most recent segment;
2.	From the next more recent segments successively; and
3.	From the initial segment.

Decreases in insurance coverage may result in:

  A shortened death benefit guarantee period if the Term Insurance Rider is attached;

  Reduced minimum premium amounts; and

  Reduced cost of insurance charges.

Decreases in insurance coverage will not result in reduced surrender or monthly amount charges.

We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 63.

Death Benefit Qualification Tests

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of either the guideline premium test or the cash value accumulation test.

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When you apply for a policy you must choose either the guideline premium test or the cash value accumulation test to make sure your policy complies with the Internal Revenue Code’s definition of “life insurance.” You cannot change this choice once the policy is issued.

Guideline Premium Test. The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

Certain changes to a policy that uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Cash Value Accumulation Test. The cash value accumulation test requires a policy’s cash surrender value not to exceed the net single premium necessary to fund the policy’s future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to policy value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person’s age, gender and risk class at any point in time, multiplied by the policy value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

Which Death Benefit Qualification Test to Choose. The guideline premium test limits the amount of premium that may be paid into a policy. If you do not desire to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test.

The cash value accumulation test does not limit the amount of premium that may be paid into a policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in policy value will generally be greater under the cash value accumulation test than under the guideline premium test. Required increases in the minimum death benefit will increase the cost of insurance under the policy, thereby reducing the policy value. We may limit the amount of coverage we will issue on the life of the insured person when the cash value accumulation test has been chosen.

Death Benefit Options

There are three death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the first policy year.

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Option 1. Under death benefit Option 1, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

Option 2. Under death benefit Option 2, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

Option 3. Under death benefit Option 3, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as you pay premiums and take withdrawals or if your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit.

In the policy form, death benefit “Option 1” is referred to as the “Level Amount Option” or “Option A”; death benefit “Option 2” is referred to as the “Variable Amount Option” or “Option B”; and death benefit “Option 3” is referred to as the “Face Amount Plus Premium Amount Option” or “Option C.”

After age 100, the base death benefit under all options will generally be your policy value.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2. If you require a specific death benefit that would include a return of the premium paid, such as under an employer sponsored benefit plan, Option 3 may best meet your needs.

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Changing Death Benefit Options. After the first policy year, you may change from death benefit Option 1 to Option 2, from death benefit Option 2 to Option 1 and, currently, from death benefit Option 3 to Option 1. Changes to death benefit Option 3 are not allowed after your policy is issued. Evidence of insurability is currently not required for death benefit option changes, but we reserve the right to require such evidence in the future.

Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	· Your insurance coverage before the
change minus your policy value as of
the effective date of the change.
Option 2	Option 1	· Your insurance coverage before the
change plus your policy value as of the
effective date of the change.
Option 3	Option 1	· Your insurance coverage before the
change plus the sum of all premium
payments we have received minus all
partial withdrawals you have taken as of
the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added the Term Insurance Rider to your policy. See Term Insurance Rider, page 41.

If your death benefit option is changed to Option 1 because you exercised the Overloan Lapse Protection Rider, notwithstanding any other information in this section your insurance coverage following the change will equal your policy value immediately before the change minus the Overloan Lapse Protection Rider charge with the difference multiplied by the appropriate guideline premium test factor described in Appendix A.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.

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Death Benefit Proceeds

After the insured person’s death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

  Your base death benefit; plus

  The amount of any rider benefits; minus

  Any outstanding policy loan and accrued loan interest; minus

  Any outstanding fees and charges incurred before the insured person’s death; minus

  Any outstanding accelerated death benefit lien including accrued lien interest.

The death benefit is calculated as of the insured person’s death and will vary depending on the death benefit option you have chosen.

Death Benefit Guarantees

The policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.

In general, the two most significant benefits of the death benefit guarantees are:

  During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the Basic or Supplemental Death Benefit Guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the ten years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

  To the extent the surrender value declines due to poor investment performance of the funds underlying the subaccounts of the variable account or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the Extended Death Benefit Guarantee may be necessary in later policy years to avoid lapse of the policy.

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Basic Death Benefit Guarantee. The Basic Death Benefit Guarantee is standard on every policy. It provides a guarantee that your policy will not lapse during the guarantee period, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. Your policy will specify the guarantee period. For a standard rated policy without any Term Insurance Riders, the death benefit guarantee period will expire when the insured reaches age 65 for issue ages 0 through 60, or at the end of five policy years for issue ages 61 through 80 or at the end of three policy years for issue ages 81 through 85. The guarantee period is shorter for substandard rated policies or if you have added the Term Insurance Rider to your policy. There is no charge for this guarantee.

You should consider the following in relation to the Basic Death Benefit Guarantee:

  The amount of the minimum premium for your policy is set forth in your policy (see Premium Payments, page 22);

  The minimum premium for your policy is based on monthly rates that vary according to the insured person’s gender, risk class and age;

  Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Basic Death Benefit Guarantee by doing so;

  A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

  Even if the Basic Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 59).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Basic Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Basic Death Benefit Guarantee will terminate.

You may reinstate the Basic Death Benefit Guarantee during the first five policy years, provided that you pay additional premium equal to the sum of the minimum premium due since the policy date, including the minimum premium for the current monthly processing date.

The amount necessary to reinstate the Basic Death Benefit Guarantee may exceed the amount needed to create sufficient surrender value to pay any periodic fees and charges due each month.

Supplemental Death Benefit Guarantee. The Supplemental Death Benefit Guarantee is standard on every policy. There is no charge for this guarantee. See Supplemental Death Benefit Guarantee Rider, page 46.

Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider is an optional rider benefit that may be added by rider only when you apply for the policy. There is no charge for this rider. See Extended Death Benefit Guarantee Rider, page 40.

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Additional Insurance Benefits

Your policy may include additional insurance benefits, attached by rider. There are two types of riders:

  Those that provide optional benefits that you must select before they are effective; and

  Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 63.

Accidental Death Benefit Rider. The Accidental Death Benefit Rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider when you apply for the base policy or anytime after the policy is issued. The minimum amount of coverage under this rider is $5,000.00. The maximum amount of coverage is $300,000.00, but may be less depending on the age of the insured person.

You should consider the following when deciding whether to add the Accidental Death Benefit Rider to your policy:

  Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;

  You can decrease the amount of coverage under this rider after the second policy year;

  The minimum premium for this rider is based on monthly rates that vary according to the insured person’s risk class and age;

  The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);

  The policy’s periodic fees and charges do not apply to coverage under this rider; and

  This rider does not have a surrender charge.

Additional Insured Rider. The Additional Insured Rider provides level term insurance coverage to age 100 of the insured person on a family member of the insured person. You may only add this rider when you apply for the base policy. The minimum amount of coverage under this rider is $100,000.00.

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You should consider the following when deciding whether to add the Additional Insured Rider to your policy:

  You cannot increase the amount of coverage under this rider after issue;

  You can decrease the amount of coverage under this rider after the second policy year;

  The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;

  The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);

  The policy’s periodic fees and charges do not apply to coverage under this rider; and

  This rider does not have a surrender charge.

Additionally, before age 75 of the additional insured you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person’s age at the time of conversion.

Children’s Insurance Rider. The Children’s Insurance Rider provides up to $10,000.00 of term life insurance coverage on the life of each of the insured person’s children. You may add this rider when you apply for the base policy or anytime after your policy is issued. The maximum amount of coverage under this rider is $10,000.00. The minimum amount of coverage under this rider is $1,000.00.

You should consider the following when deciding whether to add the Children’s Insurance Rider to your policy:

  Term coverage under this rider is available to age 25 of each child (or for 25 years from the issue date of this rider, if earlier);

  The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);

  Subject to certain limits you may increase insurance coverage under this rider; and

  Decreases in the amount of insurance coverage under this rider are allowed, but at least six months must elapse between decreases.

Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse before age 100 provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Extended Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.

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You should consider the following when deciding whether to add the Extended Death Benefit Guarantee Rider to your policy:

  You may add this rider only when you apply for the base policy;

  The Extended Death Benefit Guarantee period begins at the end of the Basic Death Benefit Guarantee period;

  The minimum premium for this rider is set forth in your policy;

  The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;

  This rider may not be available for certain risk classes;

  A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

  Even if the Extended Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 59).

We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force. This notice will show the amount of premium required to maintain this rider benefit. If we do not receive the required premium payment within 61 days from the date of our notice, the rider will terminate. If this rider terminates, it cannot be reinstated.

Term Insurance Rider. The Term Insurance Rider provides an additional level term insurance benefit if the insured person dies before age 100. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.00. The maximum amount is no more than three times the amount of insurance coverage selected under the base policy.

You should consider the following when deciding whether to add the Term Insurance Rider to your policy:

  You cannot increase the amount of coverage under this rider after issue;

  You can decrease the amount of coverage under this rider after the first policy year;

  The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;

  The current cost of insurance rates for this rider are generally less than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);

  The policy’s periodic fees and charges do not apply to coverage under this rider;

  This rider does not have a surrender charge; and

  Adding this rider will shorten the death benefit guarantee periods of the base policy.

Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability anytime after the tenth policy year if your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A. Cost of Insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. No surrender charge or monthly amount charge will apply to this new coverage segment of the base policy.

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Important Information about the Term Insurance Rider

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the following when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy’s cash value. Accordingly, please be aware that:

  The current cost of insurance rates for coverage under the Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy;

  The guaranteed maximum cost of insurance rates for coverage under the Term Insurance Rider are generally the same as the guaranteed maximum cost of insurance rates for coverage under the base policy; and

  Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Term Insurance Rider.

Features and Benefits. Certain features and benefits are limited or unavailable if you have Term Insurance Rider coverage, including:

  Death Benefit Guarantees; and

  Cost of Living Rider Benefits.

Compensation. We generally pay more compensation to your agent/registered representative on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Term Insurance Rider. See

Distribution of the Policy, page 77.

With these factors in mind, you should discuss with your agent/registered representative how the use of the Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or the Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations.

Waiver of Monthly Deduction Rider. Subject to certain limits, the Waiver of Monthly Deduction Rider provides that the policy’s periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or anytime after your policy is issued, but it may not be added after the insured person reaches age 55.

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You should consider the following when deciding whether to add the Waiver of Monthly Deduction Rider to your policy:

  The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11); and

  If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2. There will be no automatic change if Option 3 is in effect at the end of the first six months of total disability.

Your policy may contain either the Waiver of Monthly Deduction Rider or the Waiver of Specified Premium Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Waiver of Specified Premium Rider. Subject to certain limits, the Waiver of Specified Premium Rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or anytime after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following when deciding whether to add the Waiver of Specified Premium Rider to your policy:

  The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);

  If there is an increase in the specified premium or an increase in the amount of insurance coverage that results in an increase in specified premium, the new specified premium will be subject to underwriting approval; and

  You may not increase your insurance coverage while benefits are being paid under the terms of this rider.

This rider cannot be added to a policy that uses the cash value accumulation test.

Your policy may contain either the Waiver of Monthly Specified Premium Rider or the Waiver of Monthly Deduction Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Automatic Rider Benefits

The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Rider Fees and Charges, page 28, and Accelerated Death Benefit Rider, page 44.

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Accelerated Death Benefit Rider. Under certain circumstances, the Accelerated Death Benefit Rider allows you to accelerate payment of the eligible death benefit that we otherwise would pay upon the insured person’s death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more than 50.00% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following when deciding whether to accelerate the death benefit under this rider:

  We assess an administrative charge of up to $300.00 when we pay the accelerated benefit (see the Transaction Fees and Charges table beginning on page 8);

  When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;

  Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;

  Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;

  Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force that are not paid by you will be added to the lien; and

  There may be tax consequences to requesting payment under this rider, and you should consult with a qualified tax adviser for further information.

Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Cost of Living Rider. The Cost of Living Rider provides optional increases in the amount of base insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

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You should consider the following when deciding whether to accept a cost of living adjustment to your policy:

  On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased Waiver of Monthly Deduction Rider benefit, if applicable;

  The minimum premium for the death benefit guarantees will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and

  If the insured person is under age 21 and you choose not to accept a cost of living adjustment, we will not offer any further increases until the policy anniversary on or next following the insured person’s 21st birthday. However if you choose not to accept a cost of living adjustment and the insured person is over the age of 21, this rider will automatically terminate as to future increases.

Overloan Lapse Protection Rider. The Overloan Lapse Protection Rider is a benefit you may exercise to guarantee that your policy will not lapse even if your surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges when due. This rider may help you keep your policy in force and avoid tax consequences resulting from your policy lapsing with a loan outstanding. See Distributions Other than Death Benefits, page 63.

You may exercise this rider benefit by written request if all of the following conditions are met:

  At least 15 policy years have elapsed since your policy date;

  The insured person is at least age 75;

  Your loan account value is equal to or greater than the amount of insurance coverage selected under the base policy plus the amount of Term Insurance Rider coverage, if any;

  Your loan account value less any unearned loan interest does not exceed your policy value less the transaction charge for this rider (see Loan Account Value, page 49; see also Loan Interest, page 50);

  Exercise of this rider does not cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code (see Modified Endowment Contracts, page 63); and

  Exercise of this rider does not cause your policy to violate the statutory premium limits allowed under the guideline premium test (see Death Benefit Qualification Tests, page 33).

We will notify you if you meet all of these conditions and explain the consequences of choosing to exercise this rider.

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You should consider the following consequences when deciding whether to exercise the Overloan Lapse Protection Rider:

On the monthly processing date on or next following the date we receive request to exercise this rider:
We will assess a one time transaction charge. This charge equals 3.50% of your policy value (see the Transaction Fees and Charges Table beginning on page 8);
If another death benefit option is in effect, the death benefit option will automatically be changed to death benefit Option 1 (see Death Benefit Options, page 34);
The amount of insurance coverage after exercise of this rider will equal your policy value (less the transaction charge) multiplied by the guideline premium test factor described in Appendix A;
Amounts allocated to the subaccounts of the variable account will be transferred to the fixed account; and
All optional benefit riders will be terminated.
Insurance coverage under your policy will continue in force, subject to the limitations and restrictions:
We will continue to deduct monthly periodic fees and charges (other than the Mortality and Expense Risk charge which will no longer apply);
You may not make any further premium payments;
Any unpaid loan interest will be added to your loan account balance;
You may not make any future transfers from the fixed account to the subaccounts of the variable account;
You may not add any additional benefits by rider in the future; and
You may not increase or decrease the amount of insurance coverage, change the death benefit option or make any partial withdrawals.

This benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Supplemental Death Benefit Guarantee Rider. The Supplemental Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse during the Supplemental Death Benefit Guarantee period if on each monthly processing date since the policy date your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 70.00% of the sum of minimum monthly premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 70.00% and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this guarantee.

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You should consider the following in relation to the Supplemental Death Benefit Guarantee:

  Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Supplemental Death Benefit Guarantee by doing so;

  A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

  Even if the Supplemental Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 59).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Supplemental Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Supplemental Death Benefit Guarantee Rider will terminate. If the Supplemental Death Benefit Guarantee Rider terminates, it cannot be reinstated.

Policy Value
In the policy
form the
“policy value”
is referred to as
the
“Accumulation
Value,” the
“fixed account
value” is
referred to as
the “Fixed
Accumulation
Value,” and the
“variable
account value”
is referred to as
the “Variable
Accumulation
Value.”
Your policy value equals the sum of your fixed account,
variable account and loan account values. Your policy
value reflects:
· The net premium applied to your policy;
· The fees and charges that we deduct;
· Any partial withdrawals you take;
· Interest earned on amounts allocated to the fixed
account;
· The investment performance of the mutual funds
underlying the subaccounts of the variable account;
and
· Interest earned on amounts held in the loan account.

Variable Account Value

Your variable account value equals your policy value
attributable to amounts invested in the subaccounts of the
variable account.

Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

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The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying mutual fund. It reflects:

  Investment income;

  Realized and unrealized gains and losses;

  Fund expenses (including fund redemption fees, if applicable); and

  Taxes, if any.

  valuation date is a date on which a mutual fund values its shares and the New

York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.

We redeem accumulation units:

  When amounts are transferred from a subaccount (including transfers to the loan account);

  For the monthly deduction of the periodic fees and charges from your variable account value;

  For policy transaction fees;

  When you take a partial withdrawal;

  If you surrender your policy; and

  To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our Customer Service Center, so long as the date of receipt is a valuation date. We use the accumulation unit value that is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding mutual funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.

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We generally set the accumulation unit value for a subaccount at $10.00 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:

  The accumulation unit value for the preceding valuation date; multiplied by

  The subaccount’s accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each subaccount every valuation date as follows:

  We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;

  We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;

  We subtract a charge for taxes, if applicable; and

  We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

Fixed Account Value

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 20.

Loan Account Value

When you take a loan from your policy we transfer your	In the policy form the “loan account value” is referred to as the “Loan Amount.”
loan amount to the loan account as collateral for your
loan. Your loan amount includes interest payable in
advance to the next policy anniversary. The loan account
is part of our general account and we credit interest on
amounts held in the loan account. Your loan account
value is equal to your outstanding loan amount plus any
interest credited on the loan account value. See Loans,
page 49.

Special Features and Benefits

Loans

You may borrow money from us using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, a new loan amount must be at least $500.00, and the amount you may borrow is limited to 90.0% of the surrender value of your policy. After age 65, we currently allow you to borrow up to 100% of the surrender value.

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When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

Your loan request must be directed to our Customer Service Center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00%. Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 4.76%.

After the tenth policy year, the annual interest rate that we charge will be reduced to 2.91% (guaranteed not to exceed 3.38%) for that portion of the loan amount that is not greater than:

  Your variable account value plus your fixed account value; minus

  The sum of all premiums paid minus all partial withdrawals.

Loans with this reduced interest rate are preferred loans. This reduced interest rate may change at any time but is guaranteed not to exceed 3.38%.

Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:

  Your policy lapses;

  You surrender your policy; or

  You repay your loan.

Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

When you make a loan repayment, we transfer an amount equal to your payment plus any refunded unearned loan interest from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

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Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:

  Failure to make loan repayments could cause your policy to lapse;

  A loan may cause the termination of the death benefit guarantees because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantees in effect;

  Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;

  Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;

  Even if you repay your loan, it will have a permanent effect on your policy value;

  If you do not repay your loan we will deduct any outstanding loan amount from amounts payable under the policy; and

  Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 63.

We reserve the right to allow borrowing during the first policy year for policies issued pursuant to an exchange of policy values from another life insurance policy under Section 1035(a) of the Internal Revenue Code, as amended.

Transfers

You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

  You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 23);

  We reserve the right to limit you to 12 transfers each policy year;

  Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25.00 for each transfer; and

  We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on policy owners or third parties acting on behalf of policy owners, such as market timing services, who violate our excessive trading policy. See Limits on Frequent or Disruptive Transfers, page 53.

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Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:

  Only one transfer is permitted each policy year, and only within 30 days of your policy anniversary date;

  You may only transfer up to 50.00% of your fixed account value unless the balance, after the transfer, would be less than $1,000.00 in which event you may transfer your full fixed account value; and

  Your transfer must be at least the lesser of $500.00 or your total fixed account value.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request in good order, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000.00 and the amount of your insurance coverage is at least $100,000.00 you may elect dollar cost averaging.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps reduce the risk of investing too little when the price of a fund’s shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

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You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:

  We receive a request to begin an automatic rebalancing program;

  The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or

  The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000.00 and the amount of your insurance coverage is at least $200,000.00 you may elect automatic rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:

  We receive a request to transfer policy values among the investment options;

  We receive a request to begin a dollar cost averaging program;

  The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or

  The sum of your variable and fixed account values is less than $7,500.00 on any date when automatic rebalancing transfers are scheduled.

Limits on Frequent or Disruptive Transfers

The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a mutual fund and raise its expenses through:

  Increased trading and transaction costs;

  Forced and unplanned portfolio turnover;

  Lost opportunity costs; and

  Large asset swings that decrease the fund’s ability to provide maximum investment return to all policy owners.

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This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or

  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

  Purchases and sales of fund shares in the amount of $5,000.00 or less;

  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

  Transactions initiated by us, another member of the ING family of companies or a fund.

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If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

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We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

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Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the policy. Policy owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding policy owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about policy owner transactions, this information may include personal policy owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a policy owner’s transactions if the fund determines that the policy owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or policy value to the fund or all funds within the fund family.

Conversion to a Fixed Policy

During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a fixed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new fixed benefit policy, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact our Customer Service Center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year you may withdraw part of your policy’s surrender value. Only one partial withdrawal is currently allowed each policy year, and a partial withdrawal must be at least $500.00. In policy years two through ten you may not withdraw more than 20.00% of your surrender value.

We currently charge $10.00 for each partial withdrawal, but we reserve the right to charge up to $25.00 for each partial withdrawal. See Partial Withdrawal Fee, page 25.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

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Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by the amount of a partial withdrawal, or, if the death benefit is based on a factor from the definition of life insurance factors described in Appendix A, by an amount equal to the factor multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantees because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantees.

If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

1.	From the most recent segment;
2.	From the next more recent segments successively; and
3.	From the initial segment.

Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 27.

If death benefit Option 2 or Option 3 is in effect, a partial withdrawal will not affect the amount of insurance coverage.

We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $25,000.00.

A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page 62.

Paid-Up Life Insurance

You may elect, at any time before the insured person’s age 100, to apply the surrender value to purchase fixed paid up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If you elect to continue your policy as fixed paid-up life insurance:

  The surrender value is transferred to the fixed account;

  You cannot pay additional premiums;

  You cannot take any partial withdrawals; and

  We will not deduct any further periodic fees and charges.

Applying your policy’s surrender value to purchase paid up insurance may have tax consequences. See Tax Status of the Policy, page 62.

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Termination of Coverage

Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

Surrender	In the policy form the “surrender value” is referred to as the “Cash Surrender Value.”

You may surrender your policy for its surrender value
any time after the free look period while the insured
person is alive. Your surrender value is your policy
value minus any surrender charge, loan amount and
unpaid fees and charges.

You may take your surrender value in other than one
payment.

We compute your surrender value as of the valuation date we receive your written surrender request and policy at our Customer Service Center. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 63.

Lapse

Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:

  A death benefit guarantee is in effect, or

  Your surrender value is enough to pay the periodic fees and charges when due.

Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (and a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments and then we deduct the overdue amounts from your policy value.

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If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the basic and Supplemental Death Benefit Guarantees) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page 63.

Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any available riders you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of lapse.

When a policy is reinstated, unless otherwise directed by you, we will allocate the net premium received to the subaccounts of the variable account and the fixed account according to the premium allocation instructions in effect at the start of the grace period. Your account value on the reinstatement date will equal:

  The policy value at the end of the grace period; plus

  The net premium paid on reinstatement; minus

  Any unpaid fees and charges through the end of the grace period.

  lapsed Basic Death Benefit Guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year. Lapsed Supplemental and Extended Death Benefit Guarantees cannot be reinstated.

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A policy that lapses and is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. You should consult with a qualified tax adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 63.

TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. We have written this discussion to support the promotion and marketing of our products, and we do not intend it as tax advice. This summary is not intended to and cannot be used to avoid any tax penalties that may be imposed upon you. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS. We cannot make any guarantee regarding the tax treatment of any policy or policy transaction.

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the variable account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits or deductions attributable to the variable account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

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Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner that is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of either the cash value accumulation test or the guideline premium test. See Death Benefit Qualification Tests, page 33. If your variable life policy does not satisfy one of these two alternate tests, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 63. If we return premium in order to bring your policy into compliance with the requirements of Section 7702, it will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect.

Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification, and the IRS has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding mutual fund must meet certain tests. If these tests are not met, your variable life policy will not be adequately diversified and not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding mutual fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding mutual fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and rulings and we reserve the right to modify your policy as necessary in order to do so.

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In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the variable account assets. Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of variable account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. The individual situation of each policy owner or beneficiary will determine the extent, if any, of those taxes and you should consult a qualified tax adviser.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a “modified endowment contract.”

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts” and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the policy must be tested. A current or prospective policy owner should consult with a qualified tax adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

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If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract as described below. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

· All distributions other than death benefits, including distributions upon surrender and partial withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, and are taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value determined without regard to any surrender charges, and the investment in the policy;
· Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated first as distributions of gain, if any, and are taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed; and
· A 10.00% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to a policy owned by an individual where the distributions are:

> Made on or after the date on which the taxpayer attains age 59½;
> Attributable to the taxpayer becoming disabled (as defined in the Internal
Revenue Code); or
> Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a qualified tax adviser to determine whether or not you may be subject to this penalty tax.

If we discover that your policy has inadvertently become a modified endowment contract, unless you have indicated otherwise, we will assume that you do not want it to be classified as a modified endowment contract and attempt to fix this by refunding any excess premium with related interest. The excess gross premium will be refunded proportionally from the investment options in which your policy value is allocated.

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Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distribution made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10.00% additional income tax penalty.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters

Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. You should consult a qualified tax adviser before taking out a loan to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (preferred loans are loans where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly. If your policy has large outstanding policy loans, you may have to choose between paying high premiums to keep the policy from lapsing and paying significant income tax if you allow the policy to lapse.

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Accelerated Death Benefit Rider

The benefit payments under the Accelerated Death Benefit Rider are intended to be fully excludable from the gross income of the recipient if the recipient is the insured under the policy or is an individual who has no business or financial connection with the insured. (See Accelerated Death Benefit Rider, page 44, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of requesting payment under this rider.

Continuation of a Policy

The tax consequences of continuing the policy after the insured person reaches age 100 are unclear. For example, in certain situations it is possible that after the insured person reaches age 100 the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has issued limited guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the policy in force after the insured person reaches age 100.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment, annuity or qualified long term care contract. Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult a qualified tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

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Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to return or refuse to accept all or part of your premium payments or to change your death benefit. We may reject any policy request, including a partial withdrawal request, if it would cause your policy to fail to qualify as life insurance or would cause us to return premium to you. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes. Any increase in your death benefit will cause an increase in your cost of insurance charges.

Policy Use in Various Plans and Arrangements

The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3-101 or otherwise.

Policy owners may use the policy in various other arrangements. The tax consequences of these arrangements may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

Congress has enacted rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts that cover the life of an individual who is a 20.00% owner, or an officer, director or employee of a trade or business.) In addition, in certain instances a portion of the death benefit payable under an employer-owned policy may be taxable. As another example, special rules apply if a business is subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

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Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. However, if you reside in the U.S., we generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay additional income taxes and possibly penalties later. We will also report to the IRS the amount of any taxable distributions.

Life Insurance Purchases by Non-Resident Aliens

If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30.00% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult a qualified tax adviser before purchasing a policy.

Ownership and Beneficiary Designations

Ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. The individual situation of each policy owner or beneficiary will determine the extent, if any, of these taxes and you should consult a qualified tax adviser.

Same-Sex Relationships

Currently, section 3 of the federal Defense of Marriage Act does not recognize same-sex relationships for purposes of federal law. Therefore, benefits afforded by federal tax law to an opposite-sex spouse under the Internal Revenue Code, such as the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code section 401(a)(9), are currently NOT available to persons in a same-sex relationship. Persons in a same-sex relationship who are considering the purchase of a policy should consult a qualified tax adviser.

Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the “value” of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the policy value or the net policy value. You should consult a qualified tax adviser for guidance as to the appropriate methodology for determining the fair market value of your policy.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

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ADDITIONAL INFORMATION

General Policy Provisions

Your Policy

The policy is a contract between you and us and is the combination of:

  Your policy;

  A copy of your original application and applications for benefit increases or decreases;

  Your riders;

  Your endorsements;

  Your policy schedule pages; and

  Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Age

We issue your policy at the insured person’s age (stated in your policy schedule) based on the last birthday as of the policy date. On the policy date, the insured person can generally be no more than age 85.

We often use age to calculate rates, charges and values. We determine the insured person’s age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

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As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our Customer Service Center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there are no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner. If a beneficiary is a minor, the death benefit proceeds will be held in an interest bearing account until that beneficiary attains the age of majority.

You may name new beneficiaries during the insured person’s lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 65.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries’ rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 65.

Incontestability

After your policy has been in force during the lifetime of	In the policy form the “policy date” is referred to as the “Issue Date.”
the insured person for two years from your policy date,
we will not contest its validity except for nonpayment of
premium. Likewise, after your policy has been in force
during the lifetime of the insured person for two years
from the effective date of any new coverage segment or
benefit or from the date of reinstatement, we will not
contest its validity except for nonpayment of premium.

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Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person’s age or gender has been misstated, we adjust the death benefit to the amount that would have been purchased for the insured person’s correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person’s death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

Suicide

If the insured person commits suicide (while sane or insane) within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:

  The total premium we receive to the time of death; minus

  Outstanding loan amount; minus

  Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane) within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance charges that were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

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We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 59. See also Premium Payments Affect Your Coverage, page 23.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

  Death benefit proceeds;

  Surrender Value

  Partial withdrawals; and

  Loan proceeds.

We may delay processing these transactions if:

  The New York Stock Exchange is closed for trading;

  Trading on the New York Stock Exchange is restricted by the SEC;

  There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount’s assets; and

  A governmental body with jurisdiction over the variable account allows suspension by its order.

SEC rules and regulations generally determine whether or not these conditions exist.

We execute transfers among the subaccounts as of the valuation date of our receipt of your request at our Customer Service Center.

We determine the death benefit as of the date of the insured person’s death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

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We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Payment of Death Benefit Proceeds

Subject to state law conditions and requirements, full payment of the death benefit proceeds to the beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The beneficiary may access the entire death benefit proceeds in the account at any time without penalty through a draftbook feature. The company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the death benefit proceeds. Interest earned on the death benefit proceeds in the account may be less than could be earned if the death benefit proceeds were invested outside of the account. Likewise, interest credited on the death benefit proceeds in the account may be less than under other settlement or payment options available through the policy. A beneficiary should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or qualified tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the death benefit proceeds by check rather than through the account’s draftbook feature by contacting us at the address listed on page 2 of this prospectus.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person’s death, we may require proof of the deceased insured person’s age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person’s next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

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Telephone Privileges

Telephone privileges may be provided to you and your agent/registered representative and his/her assistant. You may request such privileges for yourself and you may authorize us to grant such privileges to your agent/registered representative and his/her assistant by making the appropriate election(s) on your application or by contacting our Customer Service Center.

Telephone privileges allow you or your agent/registered representative and his/her assistant to call our Customer Service Center to:

  Make transfers;

  Change premium allocations;

  Change your dollar cost averaging and automatic rebalancing programs; and

  Request a loan.

Our Customer Service Center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

  Requiring some form of personal identification;

  Providing written confirmation of any transactions; and

  Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we reasonably believe telephone instructions to be genuine, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 53.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider’s or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

Non-participation

Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.

Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

  Articles on variable life insurance and other information published in business or financial publications;

  Indices or rankings of investment securities; and

  Comparisons with other investment vehicles, including tax considerations.

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We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person’s lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person’s death.

The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25.00 and the total proceeds must be at least $2,500.00.

The following settlement options are available:

  Option 1 – The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;

  Option 2 – The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;

  Option 3 – The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

  Option 4 – The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee; and

  Option 5 – The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 2.00%.

In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 2.00%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

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If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Payment of Surrender Value or Death Benefit Proceeds

Subject to state law conditions and requirements, full payment of your surrender value or the death benefit proceeds to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the FDIC. The beneficiary may access the entire surrender value or death benefit proceeds in the account at any time without penalty through a draftbook feature. The company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the surrender value or death benefit proceeds. Interest earned on the surrender value or death benefit proceeds in the account may be less than could be earned if they were invested outside of the account. Likewise, interest credited on the surrender value or death benefit proceeds in the account may be less than under other settlement or payment options available through the policy. A beneficiary should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or qualified tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the surrender value or death benefit proceeds by check rather than through the account’s draftbook feature by contacting us at the address listed on page 2 of this prospectus. See Transaction Processing, page 72.

Reports

Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy’s death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50.00 for each additional annual statement you request. See Excess Annual Report Fee, page 26.

We send semi-annual reports with financial information on the mutual funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

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Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. Unless prohibited under state law, we may make a charge not to exceed $50.00 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 26.

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our Customer Service Center at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Distribution of the Policy

We sell the policy through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell the policy have entered into selling agreements with ING America Equities, Inc., our affiliate and the principal underwriter and distributor of the policy. ING America Equities, Inc. is organized under the laws of the State of Colorado, registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and a member of FINRA. Its principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2011, 2010 and 2009, the aggregate amount of underwriting commissions we paid to ING America Equities, Inc. was $5,448,845.00, $5,831,443.00 and $7,824,786.00, respectively.

ING America Equities, Inc. does not retain any commissions or other amounts paid to it by us for sales of the policy. Rather, it pays all the amounts received from us to the broker/dealers for selling the policy and part of that payment goes to your agent/registered representative.

ING Financial Partners, Inc., an affiliated broker-dealer, has entered into an agreement with ING America Equities, Inc. for the sale of our variable life products.

The amounts that we pay for the sale of the policy can generally be categorized as either commissions or other amounts. The commissions we pay can be further categorized as base commissions and supplemental or wholesaling commissions. However categorized, commissions paid will not exceed the total of the percentages shown below.

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Base commissions consist of a percentage of premium we receive for the policy up to the target premium amount, a percentage of premium we receive for the policy in excess of the target premium amount and, as a trail commission, a percentage of your average net policy value. First year commission pays up to 90.00% of premium received up to target and 3.60% of premium in excess of target in the first year, 2.00% of total premium received in second year and thereafter (renewal commission), and 0.25% of the average net policy value (after reaching an average greater than or equal to $5,000.00) in the second through twentieth policy years with a lower rate thereafter (trail commission).

Supplemental or wholesaling commissions are paid based on a percentage of target premiums we receive for the policy and certain other designated insurance products sold during a calendar year. The percentages of such commissions which we may pay may increase as the aggregate amount of premiums received for all products issued by the company and/or its affiliates during the calendar year increases. The maximum percentage of supplemental or wholesaling commissions that we may pay is 43.50%.

Generally, the commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the appropriate usage of the Term Insurance Rider coverage for your particular situation.

In addition to the sales compensation described above, ING America Equities, Inc. or the Company, as appropriate, may also pay broker-dealers additional compensation or reimbursement of expenses for their efforts in selling the policy to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the company and/or its affiliates during the year;

  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on sales of this product;

  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of the policy; and

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  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre- approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the policy.

The following is a list of the top 25 broker/dealers that, during 2011, received the most, in the aggregate, from us in connection with the sale of registered variable life insurance policies issued by us, ranked by total dollars received and by total commissions paid:

  LPL Financial Corporation;

  Centaurus Financial, Inc.;

  NFP Securities, Inc.;

  The Leaders Group, Inc.;

  Multi-Financial Securities Corporation;

  CUNA Brokerage Services, Inc.;

  SII Investments Inc.;

  M Holdings Securities, Inc.;

  First Heartland Capital, Inc.;

  National Planning Corporation;

  KMS Financial Services, Inc.

  ING Financial Partners, Inc.;

  VSR Financial Services, Inc.;

  Wells Fargo Advisors, LLC;

  Commonwealth Financial Network® Inc.;

  UBS Financial Services, Inc.;

  Capital Guardian, LLC;

  H Beck, Inc.;

  SagePoint Financial, Inc.;

  NEXT Financial Group, Inc.;

  J.P. Turner & Company, LLC;

  First Savings Securities, Inc.;

  Larson Financial Securities; LLC;

  MMC Securities Corp.; and

  ProEquities, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable life insurance policies. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our policies over those of another company, and may also provide a financial incentive to promote the policy offered by this prospectus over one of our other policies.

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Legal Proceedings

We are not aware of any pending legal proceedings that involve the variable account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING America Equities, Inc., the principal underwriter and distributor of the policy, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING America Equities, Inc. is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

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				APPENDIX A
Definition of Life Insurance Factors
Guideline Premium Test Factors

Attained		Attained		Attained		Attained		Attained
Age	Factor	Age	Factor	Age	Factor	Age	Factor	Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 – 90	1.05

Cash Value Accumulation Test Factors

The cash value accumulation test factors vary according to the age, gender and risk class of the insured person.

Generally, the cash value accumulation test requires that a policy’s death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to fund the policy’s future benefits. The net single premium for a policy is calculated using a 4.00% interest rate and the 1980 Commissioner’s Standard Ordinary Mortality Table and will vary according to the age, gender and risk class of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age, gender and risk class.

A-1

APPENDIX B

Funds Available Through the Variable Account

The following chart lists the mutual funds that are currently available through the subaccounts of the variable account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
American Funds® – Growth	Investment Adviser:	Seeks growth of capital by investing
Fund (Class 2)	Capital Research and Management	primarily in common stocks and seeks
	CompanySM	to invest in companies that appear to
offer superior opportunities for growth
of capital.
American Funds® – Growth-Income	Investment Adviser:	Seeks capital growth over time and
Fund (Class 2)	Capital Research and Management	income by investing primarily in
	CompanySM	common stocks or other securities that
demonstrate the potential for
appreciation and/or dividends.
American Funds® – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common stocks
	CompanySM	of companies located outside the
United States.
BlackRock Global Allocation V.I.	Investment Adviser:	Seeks high total investment return.
Fund (Class III)	BlackRock Advisors, LLC
Subadvisers:
BlackRock Investment Management,
LLC; BlackRock International Limited
Fidelity® VIP Contrafund® Portfolio	Investment Adviser:	Seeks long-term capital
(Initial Class)	Fidelity Management & Research	appreciation.
Company (“FMR”)
Subadvisers:
FMR Co., Inc. (“FMRC”) and
other investment advisers

Investment Adviser/
Fund Name	Subadviser	Investment Objective
Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	FMR	considers the potential for capital
	Subadvisers:	appreciation. Seeks to achieve a yield
	FMRC and other investment advisers	which exceeds the composite yield on
the securities comprising the S&P 500®
Index.
ING Artio Foreign Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services LLC
Subadviser:
Artio Global Management, LLC
ING Blackrock Health Sciences	Investment Adviser:	Seeks long-term capital growth.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Advisors, LLC
ING BlackRock Large Cap Growth	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC
ING Clarion Global Real Estate	Investment Adviser:	Seeks high total return, consisting of
Portfolio (Class S)	ING Investments, LLC	capital appreciation and current
	Subadviser:	income.
CBRE Clarion Securities LLC
ING DFA Global Allocation Portfolio	Investment Adviser:	Seeks high level of total return,
(Class I)	Directed Services LLC	consisting of capital appreciation and
	Subadviser:	income.
Dimensional Fund Advisors LP
ING DFA World Equity Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Dimensional Fund Advisors LP
ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
FMR
ING Franklin Templeton Founding	Investment Adviser:	Seeks capital appreciation and
Strategy Portfolio (Class I)	Directed Services LLC	secondarily, income.
ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co. LLC
ING Invesco Van Kampen Growth	Investment Adviser:	Seeks long-term growth of capital and
and Income Portfolio (Class S)	Directed Services LLC	income.
Subadviser:
Invesco Advisers, Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio (Class I)	Directed Services LLC
Subadviser:
J.P. Morgan Investment Management
Inc.
ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management
Inc.
ING Large Cap Growth Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co. LLC
ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income consistent
Portfolio (Class S)	Directed Services LLC	with low risk to principal and liquidity
	Subadviser:	and secondarily, seeks to enhance its
	ING Investment Management Co. LLC	total return through capital appreciation
when market factors, such as falling
interest rates and rising bond prices,
indicate that capital appreciation may
be available without significant risk to
principal.
ING Liquid Assets Portfolio (Class I)	Investment Adviser:	Seeks high level of current income
	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co. LLC
ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities) consistent
	Massachusetts Financial Services	with the prudent employment of capital
	Company	and secondarily, seeks reasonable
opportunity for growth of capital and
income.
ING MFS Utilities Portfolio (Class S)	Investment Adviser:	Seeks total return.
Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company
ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC
ING PIMCO Total Return Bond	Investment Adviser:	Seeks maximum total return, consistent
Portfolio (Class I)	Directed Services LLC	with preservation of capital and prudent
	Subadviser:	investment management.
Pacific Investment Management
Company LLC

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class I)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Pioneer Investment Management, Inc.
ING Retirement Growth Portfolio	Investment Adviser:	Seeks a high level of total return
(Class I)	Directed Services LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	Asset Allocation Committee	that can be expected to be greater than
that of the ING Retirement Moderate
Growth Portfolio.
ING Retirement Moderate Growth	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	Asset Allocation Committee	that can be expected to be greater than
that of ING Retirement Moderate
Portfolio but less than that of ING
Retirement Growth Portfolio.
ING Retirement Moderate Portfolio	Investment Adviser:	Seeks a high level of total return
(Class I)	Directed Services LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	Asset Allocation Committee	that can be expected to be less than that
of ING Retirement Moderate Growth
Portfolio.
ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high total
Appreciation Portfolio (Class I)	Directed Services LLC	investment return, consistent with the
	Subadviser:	preservation of capital and with prudent
	T. Rowe Price Associates, Inc.	investment risk.
ING T. Rowe Price Equity Income	Investment Adviser:	Seeks substantial dividend income as
Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.
ING T. Rowe Price International	Investment Adviser:	Seeks long-term growth of capital.
Stock Portfolio (Class I)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.
ING U.S. Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co. LLC
ING Baron Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
BAMCO, Inc.
ING Columbia Small Cap Value II	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Columbia Management Investment
Advisors, LLC

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Global Bond Portfolio	Investment Adviser:	Seeks to maximize total return through
(Class S)	Directed Services LLC	a combination of current income and
	Subadviser:	capital appreciation.
ING Investment Management Co. LLC
ING Invesco Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Invesco Advisers, Inc.
ING Invesco Van Kampen Equity	Investment Adviser:	Seeks total return, consisting of long-
and Income Portfolio (Class I)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Invesco Advisers, Inc.
ING JPMorgan Mid Cap Value	Investment Adviser:	Seeks growth from capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
J. P. Morgan Investment Management
Inc.
ING Oppenheimer Global Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return through
(Class I)	Directed Services LLC	income and capital appreciation.
Subadviser:
Pioneer Investment Management, Inc.
ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity	Investment Adviser:	Seeks long-term capital growth.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Templeton Investment Counsel, LLC
ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital and
Portfolio (Class I)	Directed Services LLC	future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.
ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks total return consisting of capital
	ING Investments, LLC	appreciation (both realized and
	Subadviser:	unrealized) and current income; the
	ING Investment Management Co. LLC	secondary investment objective is long-
term capital appreciation.
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co. LLC	investments in a diversified portfolio
consisting primarily of debt securities.
It is anticipated that capital
appreciation and investment income
will both be major factors in achieving
total return.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Growth and Income	Investment Adviser:	Seeks to maximize total return through
Portfolio (Class I)	ING Investments, LLC	investments in a diversified portfolio of
	Subadviser:	common stocks and securities
	ING Investment Management Co. LLC	convertible into common stocks. It is
anticipated that capital appreciation and
investment income will both be major
factors in achieving total return.
ING Index Plus LargeCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the S&P 500® Index,
	Subadviser:	while maintaining a market level of
	ING Investment Management Co. LLC	risk.
ING Index Plus MidCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard and Poor’s
	Subadviser:	MidCap 400 Index, while maintaining a
	ING Investment Management Co. LLC	market level of risk.
ING Index Plus SmallCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard and Poor’s
	Subadviser:	SmallCap 600 Index, while maintaining
	ING Investment Management Co. LLC	a market level of risk.
ING International Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class S)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return (which includes capital
	ING Investment Management Co. LLC	appreciation and income) of a widely
accepted international index.
ING RussellTM Large Cap Growth	Investment Adviser:	A non diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co. LLC	return (which includes capital
appreciation and income) of the Russell
Top 200® Growth Index.
ING RussellTM Large Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return (which includes capital
	ING Investment Management Co. LLC	appreciation and income) of the Russell
Top 200® Index.
ING RussellTM Large Cap Value	Investment Adviser:	A non diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co. LLC	return (which includes capital
appreciation and income) of the Russell
Top 200® Value Index.
ING RussellTM Mid Cap Growth	Investment Adviser:	A non-diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co. LLC	return (which includes capital
appreciation and income) of the Russell
Midcap® Growth Index.
ING RussellTM Small Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return (which includes capital
	ING Investment Management Co. LLC	appreciation and income) of the Russell
2000® Index.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Small Company Portfolio	Investment Adviser:	Seeks growth of capital primarily
(Class I)	ING Investments, LLC	through investment in a diversified
	Subadviser:	portfolio of common stocks of
	ING Investment Management Co. LLC	companies with smaller market
capitalizations.
ING U.S. Bond Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return (which includes capital
	ING Investment Management Co. LLC	appreciation and income) of the
Barclays Capital U.S. Aggregate Bond
Index.
ING SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co. LLC
Neuberger Berman AMT Socially	Investment Adviser:	Seeks long-term growth of capital by
Responsive Portfolio® (Class I)	Neuberger Berman Management LLC	investing primarily in securities of
	Subadviser:	companies that meet the portfolio’s
	Neuberger Berman LLC	financial criteria and social policy.

APPENDIX C

INFORMATION REGARDING CLOSED SUBACCOUNTS

The subaccounts that invest in the following mutual funds have been closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio

  ING Large Cap Value Portfolio

  ING Clarion Real Estate Portfolio

  ING American Century Small-Mid Cap Value Portfolio

  ING PIMCO Total Return Portfolio

  ING Strategic Allocation Conservative Portfolio

  ING Strategic Allocation Growth Portfolio

  ING Strategic Allocation Moderate Portfolio

  ING International Value Portfolio

  ING MidCap Opportunities Portfolio

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our:

ING Customer Service Center
P.O. Box 5011
Minot, North Dakota 58702-5011
1-877-886-5050

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 59, for more information about how to keep your policy from lapsing. See also Reinstatement, page 60, for information about how to put your policy back in force if it has lapsed.

C-1

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

  Statement of Additional Information (“SAI”) – The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of Select*Life Variable Account	S -1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

  A personalized illustration of policy benefits – A personalized illustration can help you understand how the policy works, given the policy’s fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy’s death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50.00 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 26.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:

ING Customer Service Center
P.O. Box 5011
Minot, North Dakota 58702-5011
1-877-886-5050
www.ingservicecenter.com

If you received a summary prospectus for any of the mutual funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC’s Internet website (www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-8090. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 333-69431.

1940 Act File No. 811-04208
1933 Act file No. 333-69431

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SELECT*LIFE VARIABLE ACCOUNT OF

RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated April 30, 2012.

FLEXDESIGN® VUL

A Flexible Premium Adjustable Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current FlexDesign® VUL prospectus dated April 30, 2012. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Select*Life Variable Account.

A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company's customer service center at P.O. Box 5011, 2000 21st Avenue NW, Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of Select*Life Variable Account	S-1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “company,” “we,” “us,” “our”) issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota and an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We established the Select*Life Variable Account (the “variable account”) on October 11, 1984, under the laws of the State of Minnesota for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding mutual fund at net asset value. We may make additions to, deletions from or substitutions of available mutual funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the mutual funds or affiliates of the mutual funds available through the policies. See “Fund Fees and Expenses” in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the mutual funds or distribution. The mutual funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective mutual fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the subaccounts of the variable account and the mutual funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUBACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY'S PREMIUM EXPENSE, COST OF INSURANCE, ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

2

Performance history of the subaccounts of the variable account and the corresponding mutual funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the mutual fund has been in existence for these periods) and since the inception date of the mutual fund (if the mutual fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the mutual funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of mutual fund shares offered through the policy, however, for periods prior to the date a class of mutual fund shares commenced operations, performance information may be based on a different class of shares of the same mutual fund. In this case, performance for the periods prior to the date a class of mutual fund shares commenced operations will be adjusted by the mutual fund fees and expenses associated with the class of mutual fund shares offered through the policy.

We may compare performance of the subaccounts and/or the mutual funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar. Inc. (“Morningstar”) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the mutual funds of 0.00% and other percentages not to exceed 12.00% or on the actual historical experience of the mutual funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the mutual funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our customer service center at P.O. Box 5011, Minot, ND 58702-5011 or by calling 1-877-886-5050.

3

EXPERTS

The statements of assets and liabilities of Select*Life Variable Account as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2011, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of the Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the Company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The statutory basis financial statements of the Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

4

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company
Select*Life Variable Account
Year Ended December 31, 2011
with Report of Independent Registered Public Accounting Firm

S-1

This page intentionally left blank.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Financial Statements
Year Ended December 31, 2011

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the “Divisions”) constituting ReliaStar Life Insurance Company Select*Life Variable Account (the “Account”) as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

American Funds Insurance Series:
  American Funds Insurance Series® Growth Fund - Class 2
  American Funds Insurance Series® Growth-Income Fund - Class 2
  American Funds Insurance Series® International Fund - Class 2
BlackRock Variable Series Funds, Inc.:
  BlackRock Global Allocation V.I. Fund - Class III
Fidelity® Variable Insurance Products:
  Fidelity® VIP Equity-Income Portfolio - Initial Class
 Fidelity® Variable Insurance Products II:
  Fidelity® VIP Contrafund® Portfolio - Initial Class
  Fidelity® VIP Index 500 Portfolio - Initial Class
 Fidelity® Variable Insurance Products V:
  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
ING Balanced Portfolio, Inc.:
  ING Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:
  ING Intermediate Bond Portfolio - Class I
ING Investors Trust:
 ING Artio Foreign Portfolio - Institutional Class
  ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class
  ING BlackRock Large Cap Growth Portfolio - Institutional Class
  ING BlackRock Large Cap Value Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Service Class
  ING Clarion Real Estate Portfolio - Institutional Class
  ING DFA Global Allocation Portfolio - Institutional Class
  ING DFA World Equity Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
  ING Franklin Templeton Founding Strategy Portfolio - Institutional Class
  ING Global Resources Portfolio - Institutional Class
  ING Invesco Van Kampen Growth and Income Portfolio - Service Class
  ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
  ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
  ING Large Cap Growth Portfolio - Institutional Class
  ING Large Cap Value Portfolio - Institutional Class
  ING Limited Maturity Bond Portfolio - Service Class
  ING Liquid Assets Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Institutional Class
  ING Marsico Growth Portfolio - Institutional Class
  ING MFS Total Return Portfolio - Institutional Class

ING Investors Trust (continued):
  ING MFS Utilities Portfolio - Institutional Class
  ING MFS Utilities Portfolio - Service Class
  ING PIMCO Total Return Bond Portfolio - Institutional Class
  ING Pioneer Fund Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Institutional Class
  ING Retirement Growth Portfolio - Institutional Class
  ING Retirement Moderate Growth Portfolio - Institutional Class
  ING Retirement Moderate Portfolio - Institutional Class
  ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
  ING T. Rowe Price Equity Income Portfolio - Institutional Class
  ING T. Rowe Price International Stock Portfolio - Institutional Class
  ING U.S. Stock Index Portfolio - Institutional Class
ING Partners, Inc.:
  ING American Century Small-Mid Cap Value Portfolio - Initial Class
  ING Baron Small Cap Growth Portfolio - Initial Class
  ING Columbia Small Cap Value II Portfolio - Initial Class
  ING Global Bond Portfolio - Service Class
  ING Invesco Van Kampen Comstock Portfolio - Initial Class
  ING Invesco Van Kampen Equity and Income Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Initial Class
  ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Initial Class
  ING PIMCO Total Return Portfolio - Initial Class
  ING Pioneer High Yield Portfolio - Initial Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
  ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
  ING Strategic Allocation Conservative Portfolio - Class I
  ING Strategic Allocation Growth Portfolio - Class I
  ING Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
  ING Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
  ING Index Plus LargeCap Portfolio - Class I
  ING Index Plus MidCap Portfolio - Class I
  ING Index Plus SmallCap Portfolio - Class I
  ING International Index Portfolio - Class S
  ING Russell™ Large Cap Growth Index Portfolio - Class I
  ING Russell™ Large Cap Index Portfolio - Class I

ING Variable Portfolios, Inc. (continued):
  ING Russell™ Large Cap Value Index Portfolio - Class I
  ING Russell™ Mid Cap Growth Index Portfolio - Class I
  ING Russell™ Small Cap Index Portfolio - Class I
  ING Small Company Portfolio - Class I
  ING U.S. Bond Index Portfolio - Class I

ING Variable Products Trust:
  ING International Value Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class I
  ING SmallCap Opportunities Portfolio - Class I
Neuberger Berman Advisers Management Trust:
  Neuberger Berman AMT Socially Responsive Portfolio® - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents or fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company Select*Life Variable Account at December 31, 2011, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 17, 2012

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class

Assets
Investments in mutual funds
at fair value	$41,846	$28,491	$25,206	$6,777	$61,061
Total assets	41,846	28,491	25,206	6,777	61,061
Net assets	$41,846	$28,491	$25,206	$6,777	$61,061

Total number of mutual fund shares	809,716	861,549	1,662,690	510,322	3,267,060

Cost of mutual fund shares	$46,410	$31,269	$33,123	$7,150	$75,166

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment		ING
	Contrafund®	Index 500	Grade Bond	ING Balanced	Intermediate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Initial Class	Initial Class	Initial Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$76,897	$1,677	$7,186	$5,994	$12,384
Total assets	76,897	1,677	7,186	5,994	12,384
Net assets	$76,897	$1,677	$7,186	$5,994	$12,384

Total number of mutual fund shares	3,340,434	12,970	554,073	538,527	998,731

Cost of mutual fund shares	$89,586	$1,730	$6,903	$6,699	$12,171

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Artio Foreign Portfolio - Institutional Class	ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Service Class	ING Clarion Real Estate Portfolio - Institutional Class

Assets
Investments in mutual funds
at fair value	$6,172	$1,933	$1,122	$3,297	$1,926
Total assets	6,172	1,933	1,122	3,297	1,926
Net assets	$6,172	$1,933	$1,122	$3,297	$1,926

Total number of mutual fund shares	688,112	166,937	116,668	370,845	81,025

Cost of mutual fund shares	$8,760	$1,756	$1,225	$3,329	$1,986

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING DFA Global Allocation Portfolio - Institutional Class	ING DFA World Equity Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Franklin Templeton Founding Strategy Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class

Assets
Investments in mutual funds
at fair value	$172	$447	$5,213	$832	$13,982
Total assets	172	447	5,213	832	13,982
Net assets	$172	$447	$5,213	$832	$13,982

Total number of mutual fund shares	17,836	58,154	383,903	102,414	713,741

Cost of mutual fund shares	$178	$482	$4,928	$901	$13,026

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Invesco Van Kampen Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Value Portfolio - Institutional Class

Assets
Investments in mutual funds
at fair value	$8,465	$8,057	$23,308	$82,680	$89
Total assets	8,465	8,057	23,308	82,680	89
Net assets	$8,465	$8,057	$23,308	$82,680	$89

Total number of mutual fund shares	403,503	447,385	1,790,204	6,500,010	10,789

Cost of mutual fund shares	$9,299	$8,872	$22,145	$70,148	$88

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Institutional Class

Assets
Investments in mutual funds
at fair value	$27,449	$42,945	$2,987	$7,080	$2,955
Total assets	27,449	42,945	2,987	7,080	2,955
Net assets	$27,449	$42,945	$2,987	$7,080	$2,955

Total number of mutual fund shares	2,707,029	42,944,829	176,020	476,418	215,500

Cost of mutual fund shares	$28,297	$42,945	$2,642	$6,313	$2,730

The accompanying notes are an integral part of these financial statements.

8

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING MFS Utilities Portfolio - Service Class	ING PIMCO Total Return Bond Portfolio - Institutional Class	ING Pioneer Fund Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Retirement Growth Portfolio - Institutional Class

Assets
Investments in mutual funds
at fair value	$2,666	$28,100	$288	$4,616	$14,878
Total assets	2,666	28,100	288	4,616	14,878
Net assets	$2,666	$28,100	$288	$4,616	$14,878

Total number of mutual fund shares	195,164	2,420,358	27,395	449,002	1,443,018

Cost of mutual fund shares	$2,325	$29,351	$289	$5,063	$13,573

The accompanying notes are an integral part of these financial statements.

9

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					ING T. Rowe
	ING Retirement		ING T. Rowe	ING T. Rowe	Price
	Moderate	ING Retirement	Price Capital	Price Equity	International
	Growth	Moderate	Appreciation	Income	Stock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$6,057	$9,521	$50,411	$13,088	$14,964
Total assets	6,057	9,521	50,411	13,088	14,964
Net assets	$6,057	$9,521	$50,411	$13,088	$14,964

Total number of mutual fund shares	574,695	867,907	2,204,232	1,145,050	1,508,499

Cost of mutual fund shares	$5,539	$8,846	$50,481	$13,546	$18,789

The accompanying notes are an integral part of these financial statements.

10

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING U.S. Stock	ING American	ING Baron	ING Columbia
	Index	Century Small-	Small Cap	Small Cap
	Portfolio -	Mid Cap Value	Growth	Value II	ING Global
	Institutional	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Class	Initial Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$55,160	$120	$5,602	$4,512	$14,331
Total assets	55,160	120	5,602	4,512	14,331
Net assets	$55,160	$120	$5,602	$4,512	$14,331

Total number of mutual fund shares	5,298,736	10,584	282,382	446,737	1,264,889

Cost of mutual fund shares	$57,095	$110	$4,592	$4,232	$13,916

The accompanying notes are an integral part of these financial statements.

11

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING Invesco
	ING Invesco	Van Kampen		ING
	Van Kampen	Equity and	ING JPMorgan	Oppenheimer	ING PIMCO
	Comstock	Income	Mid Cap Value	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$5,066	$1,556	$9,660	$36,258	$3,842
Total assets	5,066	1,556	9,660	36,258	3,842
Net assets	$5,066	$1,556	$9,660	$36,258	$3,842

Total number of mutual fund shares	515,358	47,068	686,058	2,891,375	326,710

Cost of mutual fund shares	$5,473	$1,436	$9,402	$38,501	$3,852

The accompanying notes are an integral part of these financial statements.

12

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING T. Rowe
		Price	ING UBS U.S.	ING Strategic	ING Strategic
	ING Pioneer	Diversified Mid	Large Cap	Allocation	Allocation
	High Yield	Cap Growth	Equity	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$15,900	$44,169	$3,752	$16	$420
Total assets	15,900	44,169	3,752	16	420
Net assets	$15,900	$44,169	$3,752	$16	$420

Total number of mutual fund shares	1,507,151	5,353,832	430,302	1,585	43,290

Cost of mutual fund shares	$13,431	$43,644	$4,018	$18	$532

The accompanying notes are an integral part of these financial statements.

13

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Index Plus	ING Index Plus	ING Index Plus
	Moderate	and Income	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$181	$2,667	$2,387	$10,047	$7,411
Total assets	181	2,667	2,387	10,047	7,411
Net assets	$181	$2,667	$2,387	$10,047	$7,411

Total number of mutual fund shares	18,207	123,526	174,982	660,100	535,066

Cost of mutual fund shares	$191	$2,283	$1,992	$10,249	$7,774

The accompanying notes are an integral part of these financial statements.

14

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Value Index Portfolio - Class I	ING Russell™ Mid Cap Growth Index Portfolio - Class I

Assets
Investments in mutual funds
at fair value	$4,392	$85,352	$1,235	$22,364	$1,255
Total assets	4,392	85,352	1,235	22,364	1,255
Net assets	$4,392	$85,352	$1,235	$22,364	$1,255

Total number of mutual fund shares	603,327	5,759,266	126,254	1,787,679	78,628

Cost of mutual fund shares	$4,624	$63,392	$1,048	$19,694	$1,317

The accompanying notes are an integral part of these financial statements.

15

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Russell™ Small Cap Index Portfolio - Class I	ING Small Company Portfolio - Class I	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I	ING MidCap Opportunities Portfolio - Class I

Assets
Investments in mutual funds
at fair value	$451	$6,284	$4,095	$5,937	$9,195
Total assets	451	6,284	4,095	5,937	9,195
Net assets	$451	$6,284	$4,095	$5,937	$9,195

Total number of mutual fund shares	38,341	352,646	369,945	843,353	790,669

Cost of mutual fund shares	$455	$5,329	$4,012	$10,019	$5,832

The accompanying notes are an integral part of these financial statements.

16

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING SmallCap Opportunities Portfolio - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I

Assets
Investments in mutual funds
at fair value	$17,334	$2,890
Total assets	17,334	2,890
Net assets	$17,334	$2,890

Total number of mutual fund shares	807,729	201,409

Cost of mutual fund shares	$14,149	$2,539

The accompanying notes are an integral part of these financial statements.

17

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$277	$462	$509	$161	$1,588
Total investment income	277	462	509	161	1,588
Expenses:
Mortality, expense risk
and other charges	267	173	154	45	343
Total expenses	267	173	154	45	343
Net investment income (loss)	10	289	355	116	1,245

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(786)	(879)	(641)	83	(1,163)
Capital gains distributions	-	-	-	173	-
Total realized gain (loss) on investments
and capital gains distributions	(786)	(879)	(641)	256	(1,163)
Net unrealized appreciation
(depreciation) of investments	(1,342)	(139)	(4,120)	(707)	275
Net realized and unrealized gain (loss)
on investments	(2,128)	(1,018)	(4,761)	(451)	(888)
Net increase (decrease) in net assets
resulting from operations	$(2,118)	$(729)	$(4,406)	$(335)	$357

The accompanying notes are an integral part of these financial statements.

18

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$824	$34	$233	$185	$551
Total investment income	824	34	233	185	551
Expenses:
Mortality, expense risk
and other charges	391	15	34	41	60
Total expenses	391	15	34	41	60
Net investment income (loss)	433	19	199	144	491

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,190	(14)	37	(255)	(75)
Capital gains distributions	-	46	202	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,190	32	239	(255)	(75)
Net unrealized appreciation
(depreciation) of investments	(3,963)	(26)	64	(16)	271
Net realized and unrealized gain (loss)
on investments	(2,773)	6	303	(271)	196
Net increase (decrease) in net assets
resulting from operations	$(2,340)	$25	$502	$(127)	$687

The accompanying notes are an integral part of these financial statements.

19

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Artio Foreign Portfolio - Institutional Class	ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING BlackRock Large Cap Value Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$170	$15	$7	$143	$131
Total investment income	170	15	7	143	131
Expenses:
Mortality, expense risk
and other charges	43	-	3	1	20
Total expenses	43	-	3	1	20
Net investment income (loss)	127	15	4	142	111

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(948)	171	27	(592)	33
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(948)	171	27	(592)	33
Net unrealized appreciation
(depreciation) of investments	(1,009)	(131)	(173)	537	(370)
Net realized and unrealized gain (loss)
on investments	(1,957)	40	(146)	(55)	(337)
Net increase (decrease) in net assets
resulting from operations	$(1,830)	$55	$(142)	$87	$(226)

The accompanying notes are an integral part of these financial statements.

20

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Clarion Real Estate Portfolio - Institutional Class	ING DFA Global Allocation Portfolio - Institutional Class	ING DFA World Equity Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Franklin Templeton Founding Strategy Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$30	$4	$12	$12	$45
Total investment income	30	4	12	12	45
Expenses:
Mortality, expense risk
and other charges	10	1	3	35	7
Total expenses	10	1	3	35	7
Net investment income (loss)	20	3	9	(23)	38

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(138)	(11)	31	107	44
Capital gains distributions	-	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(138)	(10)	31	107	44
Net unrealized appreciation
(depreciation) of investments	295	(6)	(100)	(779)	(158)
Net realized and unrealized gain (loss)
on investments	157	(16)	(69)	(672)	(114)
Net increase (decrease) in net assets
resulting from operations	$177	$(13)	$(60)	$(695)	$(76)

The accompanying notes are an integral part of these financial statements.

21

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Global Resources Portfolio - Institutional Class	ING Invesco Van Kampen Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$130	$112	$110	$143	$262
Total investment income	130	112	110	143	262
Expenses:
Mortality, expense risk
and other charges	91	43	54	117	379
Total expenses	91	43	54	117	379
Net investment income (loss)	39	69	56	26	(117)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,050)	(305)	785	275	1,874
Capital gains distributions	-	-	326	-	5,545
Total realized gain (loss) on investments
and capital gains distributions	(1,050)	(305)	1,111	275	7,419
Net unrealized appreciation
(depreciation) of investments	(624)	(26)	(3,178)	(659)	(5,389)
Net realized and unrealized gain (loss)
on investments	(1,674)	(331)	(2,067)	(384)	2,030
Net increase (decrease) in net assets
resulting from operations	$(1,635)	$(262)	$(2,011)	$(358)	$1,913

The accompanying notes are an integral part of these financial statements.

22

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Large Cap Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class	ING Lord Abbett Growth and Income Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$1	$825	$6	$-	$15
Total investment income	1	825	6	-	15
Expenses:
Mortality, expense risk
and other charges	1	159	259	-	17
Total expenses	1	159	259	-	17
Net investment income (loss)	-	666	(253)	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(152)	-	(19)	(81)
Capital gains distributions	-	-	16	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(152)	16	(19)	(81)
Net unrealized appreciation
(depreciation) of investments	1	(378)	-	21	14
Net realized and unrealized gain (loss)
on investments	1	(530)	16	2	(67)
Net increase (decrease) in net assets
resulting from operations	$1	$136	$(237)	$2	$(69)

The accompanying notes are an integral part of these financial statements.

23

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING MFS Total	ING MFS		ING PIMCO
	Return	Utilities	ING MFS	Total Return	ING Pioneer
	Portfolio -	Portfolio -	Utilities	Bond Portfolio -	Fund Portfolio -
	Institutional	Institutional	Portfolio -	Institutional	Institutional
	Class	Class	Service Class	Class	Class
Net investment income (loss)
Income:
Dividends	$198	$110	$93	$1,115	$5
Total investment income	198	110	93	1,115	5
Expenses:
Mortality, expense risk
and other charges	48	16	14	173	-
Total expenses	48	16	14	173	-
Net investment income (loss)	150	94	79	942	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	(214)	(28)	178	32
Capital gains distributions	-	-	-	1,008	-
Total realized gain (loss) on investments
and capital gains distributions	32	(214)	(28)	1,186	32
Net unrealized appreciation
(depreciation) of investments	(96)	312	73	(1,352)	(51)
Net realized and unrealized gain (loss)
on investments	(64)	98	45	(166)	(19)
Net increase (decrease) in net assets
resulting from operations	$86	$192	$124	$776	$(14)

The accompanying notes are an integral part of these financial statements.

24

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Retirement Growth Portfolio - Institutional Class	ING Retirement Moderate Growth Portfolio - Institutional Class	ING Retirement Moderate Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$77	$210	$89	$164	$1,081
Total investment income	77	210	89	164	1,081
Expenses:
Mortality, expense risk
and other charges	26	97	38	47	288
Total expenses	26	97	38	47	288
Net investment income (loss)	51	113	51	117	793

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(102)	524	188	161	(515)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(102)	524	188	161	(515)
Net unrealized appreciation
(depreciation) of investments	(212)	(808)	(224)	(87)	1,078
Net realized and unrealized gain (loss)
on investments	(314)	(284)	(36)	74	563
Net increase (decrease) in net assets
resulting from operations	$(263)	$(171)	$15	$191	$1,356

The accompanying notes are an integral part of these financial statements.

25

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING T. Rowe Price International Stock Portfolio - Institutional Class	ING U.S. Stock Index Portfolio - Institutional Class	ING American Century Small- Mid Cap Value Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$299	$661	$1,105	$2	$-
Total investment income	299	661	1,105	2	-
Expenses:
Mortality, expense risk
and other charges	68	78	255	1	32
Total expenses	68	78	255	1	32
Net investment income (loss)	231	583	850	1	(32)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(606)	(536)	834	(1)	117
Capital gains distributions	-	-	2,649	-	-
Total realized gain (loss) on investments
and capital gains distributions	(606)	(536)	3,483	(1)	117
Net unrealized appreciation
(depreciation) of investments	152	(2,246)	(3,643)	(5)	(21)
Net realized and unrealized gain (loss)
on investments	(454)	(2,782)	(160)	(6)	96
Net increase (decrease) in net assets
resulting from operations	$(223)	$(2,199)	$690	$(5)	$64

The accompanying notes are an integral part of these financial statements.

26

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Columbia Small Cap Value II Portfolio - Initial Class	ING Global Bond Portfolio - Service Class	ING Invesco Van Kampen Comstock Portfolio - Initial Class	ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$33	$1,116	$87	$36	$105
Total investment income	33	1,116	87	36	105
Expenses:
Mortality, expense risk
and other charges	26	96	30	10	54
Total expenses	26	96	30	10	54
Net investment income (loss)	7	1,020	57	26	51

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(34)	144	(196)	(32)	(194)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(34)	144	(196)	(32)	(194)
Net unrealized appreciation
(depreciation) of investments	(155)	(774)	8	(11)	216
Net realized and unrealized gain (loss)
on investments	(189)	(630)	(188)	(43)	22
Net increase (decrease) in net assets
resulting from operations	$(182)	$390	$(131)	$(17)	$73

The accompanying notes are an integral part of these financial statements.

27

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Legg
	Mason				ING T. Rowe
	ClearBridge	ING			Price
	Aggressive	Oppenheimer	ING PIMCO	ING Pioneer	Diversified Mid
	Growth	Global	Total Return	High Yield	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$-	$603	$135	$1,003	$162
Total investment income	-	603	135	1,003	162
Expenses:
Mortality, expense risk
and other charges	-	190	25	96	225
Total expenses	-	190	25	96	225
Net investment income (loss)	-	413	110	907	(63)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24)	580	8	718	476
Capital gains distributions	31	-	144	-	-
Total realized gain (loss) on investments
and capital gains distributions	7	580	152	718	476
Net unrealized appreciation
(depreciation) of investments	(6)	(4,401)	(120)	(1,783)	(2,430)
Net realized and unrealized gain (loss)
on investments	1	(3,821)	32	(1,065)	(1,954)
Net increase (decrease) in net assets
resulting from operations	$1	$(3,408)	$142	$(158)	$(2,017)

The accompanying notes are an integral part of these financial statements.

28

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Strategic Allocation Conservative Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$45	$1	$12	$6	$35
Total investment income	45	1	12	6	35
Expenses:
Mortality, expense risk
and other charges	18	-	3	1	14
Total expenses	18	-	3	1	14
Net investment income (loss)	27	1	9	5	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	574	-	(27)	(7)	54
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	574	-	(27)	(7)	54
Net unrealized appreciation
(depreciation) of investments	(757)	-	3	(1)	(97)
Net realized and unrealized gain (loss)
on investments	(183)	-	(24)	(8)	(43)
Net increase (decrease) in net assets
resulting from operations	$(156)	$1	$(15)	$(3)	$(22)

The accompanying notes are an integral part of these financial statements.

29

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class I	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$45	$97	$75	$126	$1,106
Total investment income	45	97	75	126	1,106
Expenses:
Mortality, expense risk
and other charges	14	60	42	29	446
Total expenses	14	60	42	29	446
Net investment income (loss)	31	37	33	97	660

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	192	1,714	1,466	64	2,447
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	192	1,714	1,466	64	2,447
Net unrealized appreciation
(depreciation) of investments	(233)	(1,985)	(1,704)	(844)	174
Net realized and unrealized gain (loss)
on investments	(41)	(271)	(238)	(780)	2,621
Net increase (decrease) in net assets
resulting from operations	$(10)	$(234)	$(205)	$(683)	$3,281

The accompanying notes are an integral part of these financial statements.

30

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Value Index Portfolio - Class I	ING Russell™ Mid Cap Growth Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I	ING Small Company Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$20	$392	$11	$6	$27
Total investment income	20	392	11	6	27
Expenses:
Mortality, expense risk
and other charges	7	99	10	4	32
Total expenses	7	99	10	4	32
Net investment income (loss)	13	293	1	2	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	404	214	57	182
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	40	404	214	57	182
Net unrealized appreciation
(depreciation) of investments	(26)	(583)	(332)	(97)	(389)
Net realized and unrealized gain (loss)
on investments	14	(179)	(118)	(40)	(207)
Net increase (decrease) in net assets
resulting from operations	$27	$114	$(117)	$(38)	$(212)

The accompanying notes are an integral part of these financial statements.

31

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I	ING MidCap Opportunities Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I

Net investment income (loss)
Income:
Dividends	$72	$187	$-	$-	$11
Total investment income	72	187	-	-	11
Expenses:
Mortality, expense risk
and other charges	16	36	44	84	19
Total expenses	16	36	44	84	19
Net investment income (loss)	56	151	(44)	(84)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	(1,148)	816	904	(78)
Capital gains distributions	45	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	84	(1,148)	816	904	(78)
Net unrealized appreciation
(depreciation) of investments	46	(100)	(817)	(756)	(16)
Net realized and unrealized gain (loss)
on investments	130	(1,248)	(1)	148	(94)
Net increase (decrease) in net assets
resulting from operations	$186	$(1,097)	$(45)	$64	$(102)

The accompanying notes are an integral part of these financial statements.

32

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III

Net assets at January 1, 2010	$44,587	$31,611	$34,611	$2,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	254	466	30
Total realized gain (loss) on investments
and capital gains distributions	(883)	(906)	(493)	118
Net unrealized appreciation (depreciation)
of investments	8,239	3,715	1,898	264
Net increase (decrease) in net assets from operations	7,404	3,063	1,871	412
Changes from principal transactions:
Premiums	5,272	3,749	2,718	462
Death benefits	(52)	(37)	(41)	-
Surrenders and withdrawals	(3,323)	(2,642)	(2,687)	(127)
Policy loans	(356)	(179)	(257)	(17)
Contract charges	(2,610)	(1,800)	(1,829)	(177)
Transfers between Divisions
(including fixed account), net	(3,172)	(2,457)	(1,731)	2,547
Increase (decrease) in net assets derived from
principal transactions	(4,241)	(3,366)	(3,827)	2,688
Total increase (decrease) in net assets	3,163	(303)	(1,956)	3,100
Net assets at December 31, 2010	47,750	31,308	32,655	5,225

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	289	355	116
Total realized gain (loss) on investments
and capital gains distributions	(786)	(879)	(641)	256
Net unrealized appreciation (depreciation)
of investments	(1,342)	(139)	(4,120)	(707)
Net increase (decrease) in net assets from operations	(2,118)	(729)	(4,406)	(335)
Changes from principal transactions:
Premiums	4,201	2,864	2,265	735
Death benefits	(98)	(96)	(106)	(11)
Surrenders and withdrawals	(2,933)	(1,737)	(1,801)	(203)
Policy loans	(388)	(314)	(185)	(41)
Contract charges	(2,438)	(1,616)	(1,584)	(299)
Transfers between Divisions
(including fixed account), net	(2,130)	(1,189)	(1,632)	1,706
Increase (decrease) in net assets derived from
principal transactions	(3,786)	(2,088)	(3,043)	1,887
Total increase (decrease) in net assets	(5,904)	(2,817)	(7,449)	1,552
Net assets at December 31, 2011	$41,846	$28,491	$25,206	$6,777

The accompanying notes are an integral part of these financial statements.

33

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Net assets at January 1, 2010	$66,321	$84,909	$2,302	$9,551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	801	602	20	243
Total realized gain (loss) on investments
and capital gains distributions	(2,664)	1,282	(11)	177
Net unrealized appreciation (depreciation)
of investments	10,603	10,717	260	229
Net increase (decrease) in net assets from operations	8,740	12,601	269	649
Changes from principal transactions:
Premiums	5,475	6,643	3	-
Death benefits	(233)	(351)	(30)	(19)
Surrenders and withdrawals	(5,479)	(8,033)	(291)	(890)
Policy loans	(782)	(1,196)	(36)	(148)
Contract charges	(4,896)	(5,427)	(153)	(657)
Transfers between Divisions
(including fixed account), net	(1,985)	(2,454)	(49)	(461)
Increase (decrease) in net assets derived from
principal transactions	(7,900)	(10,818)	(556)	(2,175)
Total increase (decrease) in net assets	840	1,783	(287)	(1,526)
Net assets at December 31, 2010	67,161	86,692	2,015	8,025

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,245	433	19	199
Total realized gain (loss) on investments
and capital gains distributions	(1,163)	1,190	32	239
Net unrealized appreciation (depreciation)
of investments	275	(3,963)	(26)	64
Net increase (decrease) in net assets from operations	357	(2,340)	25	502
Changes from principal transactions:
Premiums	4,786	5,928	-	-
Death benefits	(336)	(360)	(4)	(78)
Surrenders and withdrawals	(4,986)	(6,088)	(113)	(561)
Policy loans	(381)	(810)	(11)	(34)
Contract charges	(4,531)	(5,073)	(130)	(511)
Transfers between Divisions
(including fixed account), net	(1,009)	(1,052)	(105)	(157)
Increase (decrease) in net assets derived from
principal transactions	(6,457)	(7,455)	(363)	(1,341)
Total increase (decrease) in net assets	(6,100)	(9,795)	(338)	(839)
Net assets at December 31, 2011	$61,061	$76,897	$1,677	$7,186

The accompanying notes are an integral part of these financial statements.

34

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I	ING Artio Foreign Portfolio - Institutional Class	ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class

Net assets at January 1, 2010	$7,331	$9,868	$10,709	$2,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	158	467	(53)	-
Total realized gain (loss) on investments
and capital gains distributions	(381)	(273)	(1,390)	36
Net unrealized appreciation (depreciation)
of investments	1,105	712	1,934	74
Net increase (decrease) in net assets from operations	882	906	491	110
Changes from principal transactions:
Premiums	101	1,201	1,119	-
Death benefits	(32)	(27)	(36)	-
Surrenders and withdrawals	(485)	(958)	(614)	-
Policy loans	(62)	(146)	(89)	-
Contract charges	(571)	(753)	(629)	-
Transfers between Divisions
(including fixed account), net	(73)	367	(1,529)	(818)
Increase (decrease) in net assets derived from
principal transactions	(1,122)	(316)	(1,778)	(818)
Total increase (decrease) in net assets	(240)	590	(1,287)	(708)
Net assets at December 31, 2010	7,091	10,458	9,422	1,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	144	491	127	15
Total realized gain (loss) on investments
and capital gains distributions	(255)	(75)	(948)	171
Net unrealized appreciation (depreciation)
of investments	(16)	271	(1,009)	(131)
Net increase (decrease) in net assets from operations	(127)	687	(1,830)	55
Changes from principal transactions:
Premiums	85	1,130	835	-
Death benefits	(42)	(11)	(22)	-
Surrenders and withdrawals	(454)	(740)	(462)	-
Policy loans	(50)	(151)	(62)	-
Contract charges	(530)	(674)	(498)	-
Transfers between Divisions
(including fixed account), net	21	1,685	(1,211)	142
Increase (decrease) in net assets derived from
principal transactions	(970)	1,239	(1,420)	142
Total increase (decrease) in net assets	(1,097)	1,926	(3,250)	197
Net assets at December 31, 2011	$5,994	$12,384	$6,172	$1,933

The accompanying notes are an integral part of these financial statements.

	35

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING BlackRock Large Cap Value Portfolio - Institutional Class	ING Clarion Global Real Estate Portfolio - Service Class	ING Clarion Real Estate Portfolio - Institutional Class

Net assets at January 1, 2010	$1,028	$4,738	$3,417	$2,040

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	50	305	65
Total realized gain (loss) on investments
and capital gains distributions	114	(195)	(190)	(338)
Net unrealized appreciation (depreciation)
of investments	46	561	404	786
Net increase (decrease) in net assets from operations	162	416	519	513
Changes from principal transactions:
Premiums	-	-	208	-
Death benefits	-	(6)	(15)	-
Surrenders and withdrawals	-	(526)	(221)	(213)
Policy loans	-	(85)	(35)	(34)
Contract charges	-	(267)	(214)	(131)
Transfers between Divisions
(including fixed account), net	(102)	(153)	403	(119)
Increase (decrease) in net assets derived from
principal transactions	(102)	(1,037)	126	(497)
Total increase (decrease) in net assets	60	(621)	645	16
Net assets at December 31, 2010	1,088	4,117	4,062	2,056

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	142	111	20
Total realized gain (loss) on investments
and capital gains distributions	27	(592)	33	(138)
Net unrealized appreciation (depreciation)
of investments	(173)	537	(370)	295
Net increase (decrease) in net assets from operations	(142)	87	(226)	177
Changes from principal transactions:
Premiums	-	-	191	-
Death benefits	-	-	(4)	(1)
Surrenders and withdrawals	-	(66)	(223)	(92)
Policy loans	-	-	(41)	(12)
Contract charges	-	(13)	(205)	(117)
Transfers between Divisions
(including fixed account), net	176	(4,125)	(257)	(85)
Increase (decrease) in net assets derived from
principal transactions	176	(4,204)	(539)	(307)
Total increase (decrease) in net assets	34	(4,117)	(765)	(130)
Net assets at December 31, 2011	$1,122	$-	$3,297	$1,926

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING DFA Global Allocation Portfolio - Institutional Class	ING DFA World Equity Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Franklin Templeton Founding Strategy Portfolio - Institutional Class

Net assets at January 1, 2010	$-	$175	$4,623	$974

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	(7)	16
Total realized gain (loss) on investments
and capital gains distributions	-	27	(79)	133
Net unrealized appreciation (depreciation)
of investments	-	31	1,416	(69)
Net increase (decrease) in net assets from operations	-	61	1,330	80
Changes from principal transactions:
Premiums	-	35	546	99
Death benefits	-	-	(24)	-
Surrenders and withdrawals	-	(6)	(224)	(14)
Policy loans	-	(11)	(64)	(22)
Contract charges	-	(14)	(300)	(56)
Transfers between Divisions
(including fixed account), net	9	178	747	28
Increase (decrease) in net assets derived from
principal transactions	9	182	681	35
Total increase (decrease) in net assets	9	243	2,011	115
Net assets at December 31, 2010	9	418	6,634	1,089

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	9	(23)	38
Total realized gain (loss) on investments
and capital gains distributions	(10)	31	107	44
Net unrealized appreciation (depreciation)
of investments	(6)	(100)	(779)	(158)
Net increase (decrease) in net assets from operations	(13)	(60)	(695)	(76)
Changes from principal transactions:
Premiums	29	41	546	112
Death benefits	-	-	(7)	-
Surrenders and withdrawals	-	(2)	(345)	(16)
Policy loans	-	(11)	(47)	(16)
Contract charges	(12)	(21)	(303)	(65)
Transfers between Divisions
(including fixed account), net	159	82	(570)	(196)
Increase (decrease) in net assets derived from
principal transactions	176	89	(726)	(181)
Total increase (decrease) in net assets	163	29	(1,421)	(257)
Net assets at December 31, 2011	$172	$447	$5,213	$832

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Global Resources Portfolio - Institutional Class	ING Invesco Van Kampen Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class

Net assets at January 1, 2010	$13,467	$9,636	$8,819	$23,344

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	(22)	16	(5)
Total realized gain (loss) on investments
and capital gains distributions	(987)	(735)	(332)	(340)
Net unrealized appreciation (depreciation)
of investments	3,708	1,757	2,040	6,012
Net increase (decrease) in net assets from operations	2,808	1,000	1,724	5,667
Changes from principal transactions:
Premiums	1,367	993	949	2,144
Death benefits	(18)	(15)	(16)	(76)
Surrenders and withdrawals	(670)	(878)	(489)	(2,020)
Policy loans	(150)	(84)	(89)	(280)
Contract charges	(775)	(740)	(555)	(1,610)
Transfers between Divisions
(including fixed account), net	1,254	(500)	1,415	(319)
Increase (decrease) in net assets derived from
principal transactions	1,008	(1,224)	1,215	(2,161)
Total increase (decrease) in net assets	3,816	(224)	2,939	3,506
Net assets at December 31, 2010	17,283	9,412	11,758	26,850

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	69	56	26
Total realized gain (loss) on investments
and capital gains distributions	(1,050)	(305)	1,111	275
Net unrealized appreciation (depreciation)
of investments	(624)	(26)	(3,178)	(659)
Net increase (decrease) in net assets from operations	(1,635)	(262)	(2,011)	(358)
Changes from principal transactions:
Premiums	1,404	825	873	1,910
Death benefits	(30)	(61)	(11)	(159)
Surrenders and withdrawals	(675)	(811)	(542)	(2,110)
Policy loans	(100)	(95)	(74)	(253)
Contract charges	(869)	(662)	(527)	(1,523)
Transfers between Divisions
(including fixed account), net	(1,396)	119	(1,409)	(1,049)
Increase (decrease) in net assets derived from
principal transactions	(1,666)	(685)	(1,690)	(3,184)
Total increase (decrease) in net assets	(3,301)	(947)	(3,701)	(3,542)
Net assets at December 31, 2011	$13,982	$8,465	$8,057	$23,308

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class

Net assets at January 1, 2010	$89,062	$-	$23,837	$64,632

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	-	741	(273)
Total realized gain (loss) on investments
and capital gains distributions	1,051	-	(117)	2
Net unrealized appreciation (depreciation)
of investments	10,031	-	(19)	-
Net increase (decrease) in net assets from operations	11,049	-	605	(271)
Changes from principal transactions:
Premiums	6,791	-	2,792	6,925
Death benefits	(250)	-	(55)	(177)
Surrenders and withdrawals	(7,840)	-	(1,616)	(11,953)
Policy loans	(1,461)	-	(329)	(486)
Contract charges	(6,176)	-	(1,551)	(5,334)
Transfers between Divisions
(including fixed account), net	(2,211)	-	2,150	1,724
Increase (decrease) in net assets derived from
principal transactions	(11,147)	-	1,391	(9,301)
Total increase (decrease) in net assets	(98)	-	1,996	(9,572)
Net assets at December 31, 2010	88,964	-	25,833	55,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(117)	-	666	(253)
Total realized gain (loss) on investments
and capital gains distributions	7,419	-	(152)	16
Net unrealized appreciation (depreciation)
of investments	(5,389)	1	(378)	-
Net increase (decrease) in net assets from operations	1,913	1	136	(237)
Changes from principal transactions:
Premiums	6,077	-	2,694	5,289
Death benefits	(358)	-	(115)	(151)
Surrenders and withdrawals	(6,329)	-	(1,922)	(15,020)
Policy loans	(1,333)	-	(212)	(652)
Contract charges	(5,696)	(5)	(1,498)	(4,386)
Transfers between Divisions
(including fixed account), net	(558)	93	2,533	3,042
Increase (decrease) in net assets derived from
principal transactions	(8,197)	88	1,480	(11,878)
Total increase (decrease) in net assets	(6,284)	89	1,616	(12,115)
Net assets at December 31, 2011	$82,680	$89	$27,449	$42,945

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Lord Abbett Growth and Income Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Institutional Class

Net assets at January 1, 2010	$101	$3,313	$7,096	$3,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	7	(14)	68
Total realized gain (loss) on investments
and capital gains distributions	(13)	(249)	(373)	(365)
Net unrealized appreciation (depreciation)
of investments	27	743	993	683
Net increase (decrease) in net assets from operations	14	501	606	386
Changes from principal transactions:
Premiums	-	357	903	171
Death benefits	-	-	(59)	(7)
Surrenders and withdrawals	(4)	(285)	(418)	(243)
Policy loans	(4)	(19)	(88)	(74)
Contract charges	(6)	(201)	(418)	(218)
Transfers between Divisions
(including fixed account), net	(6)	(429)	(400)	(88)
Increase (decrease) in net assets derived from
principal transactions	(20)	(577)	(480)	(459)
Total increase (decrease) in net assets	(6)	(76)	126	(73)
Net assets at December 31, 2010	95	3,237	7,222	3,101

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	150	94
Total realized gain (loss) on investments
and capital gains distributions	(19)	(81)	32	(214)
Net unrealized appreciation (depreciation)
of investments	21	14	(96)	312
Net increase (decrease) in net assets from operations	2	(69)	86	192
Changes from principal transactions:
Premiums	-	319	820	159
Death benefits	-	(32)	(33)	(8)
Surrenders and withdrawals	-	(195)	(433)	(254)
Policy loans	-	(32)	(88)	(55)
Contract charges	-	(179)	(407)	(211)
Transfers between Divisions
(including fixed account), net	(97)	(62)	(87)	31
Increase (decrease) in net assets derived from
principal transactions	(97)	(181)	(228)	(338)
Total increase (decrease) in net assets	(95)	(250)	(142)	(146)
Net assets at December 31, 2011	$-	$2,987	$7,080	$2,955

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING MFS Utilities Portfolio - Service Class	ING PIMCO Total Return Bond Portfolio - Institutional Class	ING Pioneer Fund Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class

Net assets at January 1, 2010	$2,405	$17,785	$322	$5,363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	50	1,055	4	28
Total realized gain (loss) on investments
and capital gains distributions	(272)	1,308	(43)	(161)
Net unrealized appreciation (depreciation)
of investments	526	(714)	82	949
Net increase (decrease) in net assets from operations	304	1,649	43	816
Changes from principal transactions:
Premiums	245	2,672	-	525
Death benefits	(19)	(36)	-	(1)
Surrenders and withdrawals	(100)	(1,390)	-	(394)
Policy loans	(88)	(245)	-	(54)
Contract charges	(151)	(1,375)	-	(338)
Transfers between Divisions
(including fixed account), net	(132)	8,059	(11)	(632)
Increase (decrease) in net assets derived from
principal transactions	(245)	7,685	(11)	(894)
Total increase (decrease) in net assets	59	9,334	32	(78)
Net assets at December 31, 2010	2,464	27,119	354	5,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	79	942	5	51
Total realized gain (loss) on investments
and capital gains distributions	(28)	1,186	32	(102)
Net unrealized appreciation (depreciation)
of investments	73	(1,352)	(51)	(212)
Net increase (decrease) in net assets from operations	124	776	(14)	(263)
Changes from principal transactions:
Premiums	218	2,198	-	422
Death benefits	(1)	(58)	-	(14)
Surrenders and withdrawals	(143)	(1,869)	-	(283)
Policy loans	(17)	(208)	-	(29)
Contract charges	(145)	(1,398)	-	(303)
Transfers between Divisions
(including fixed account), net	166	1,540	(52)	(199)
Increase (decrease) in net assets derived from
principal transactions	78	205	(52)	(406)
Total increase (decrease) in net assets	202	981	(66)	(669)
Net assets at December 31, 2011	$2,666	$28,100	$288	$4,616

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Retirement		ING T. Rowe
	ING Retirement	Moderate	ING Retirement	Price Capital
	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class
Net assets at January 1, 2010	$17,355	$5,900	$7,455	$50,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(2)	2	648
Total realized gain (loss) on investments
and capital gains distributions	80	53	95	(1,048)
Net unrealized appreciation (depreciation)
of investments	1,777	637	651	6,844
Net increase (decrease) in net assets from operations	1,838	688	748	6,444
Changes from principal transactions:
Premiums	2,568	600	819	3,994
Death benefits	-	(75)	-	(222)
Surrenders and withdrawals	(883)	(352)	(607)	(3,868)
Policy loans	(128)	(11)	(131)	(443)
Contract charges	(1,323)	(488)	(514)	(3,089)
Transfers between Divisions
(including fixed account), net	(1,277)	751	1,587	(563)
Increase (decrease) in net assets derived from
principal transactions	(1,043)	425	1,154	(4,191)
Total increase (decrease) in net assets	795	1,113	1,902	2,253
Net assets at December 31, 2010	18,150	7,013	9,357	52,519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	113	51	117	793
Total realized gain (loss) on investments
and capital gains distributions	524	188	161	(515)
Net unrealized appreciation (depreciation)
of investments	(808)	(224)	(87)	1,078
Net increase (decrease) in net assets from operations	(171)	15	191	1,356
Changes from principal transactions:
Premiums	2,229	493	657	3,477
Death benefits	(3)	-	(46)	(125)
Surrenders and withdrawals	(1,870)	(617)	(454)	(3,952)
Policy loans	(195)	(35)	13	(415)
Contract charges	(1,199)	(412)	(616)	(2,897)
Transfers between Divisions
(including fixed account), net	(2,063)	(400)	419	448
Increase (decrease) in net assets derived from
principal transactions	(3,101)	(971)	(27)	(3,464)
Total increase (decrease) in net assets	(3,272)	(956)	164	(2,108)
Net assets at December 31, 2011	$14,878	$6,057	$9,521	$50,411

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING T. Rowe
	ING T. Rowe	Price
	Price Equity	International	ING U.S. Stock	ING American
	Income	Stock	Index	Century Small-
	Portfolio -	Portfolio -	Portfolio -	Mid Cap Value
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Initial Class
Net assets at January 1, 2010	$9,011	$19,196	$59,892	$390

Increase (decrease) in net assets
Operations:
Net investment income (loss)	122	223	613	1
Total realized gain (loss) on investments
and capital gains distributions	(669)	(458)	(715)	(68)
Net unrealized appreciation (depreciation)
of investments	1,761	2,426	7,614	96
Net increase (decrease) in net assets from operations	1,214	2,191	7,512	29
Changes from principal transactions:
Premiums	1,019	1,549	5,785	-
Death benefits	(17)	(50)	(169)	-
Surrenders and withdrawals	(607)	(1,388)	(5,574)	(31)
Policy loans	(76)	(333)	(640)	(1)
Contract charges	(597)	(1,197)	(4,511)	(12)
Transfers between Divisions
(including fixed account), net	(67)	(765)	(2,985)	(224)
Increase (decrease) in net assets derived from
principal transactions	(345)	(2,184)	(8,094)	(268)
Total increase (decrease) in net assets	869	7	(582)	(239)
Net assets at December 31, 2010	9,880	19,203	59,310	151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	231	583	850	1
Total realized gain (loss) on investments
and capital gains distributions	(606)	(536)	3,483	(1)
Net unrealized appreciation (depreciation)
of investments	152	(2,246)	(3,643)	(5)
Net increase (decrease) in net assets from operations	(223)	(2,199)	690	(5)
Changes from principal transactions:
Premiums	921	1,305	5,085	-
Death benefits	(19)	(48)	(214)	-
Surrenders and withdrawals	(833)	(1,592)	(3,895)	(7)
Policy loans	(121)	(243)	(725)	-
Contract charges	(800)	(1,033)	(4,107)	(10)
Transfers between Divisions
(including fixed account), net	4,283	(429)	(984)	(9)
Increase (decrease) in net assets derived from
principal transactions	3,431	(2,040)	(4,840)	(26)
Total increase (decrease) in net assets	3,208	(4,239)	(4,150)	(31)
Net assets at December 31, 2011	$13,088	$14,964	$55,160	$120

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Baron	ING Columbia		ING Invesco
	Small Cap	Small Cap		Van Kampen
	Growth	Value II	ING Global	Comstock
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2010	$4,909	$3,903	$10,828	$5,599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	41	318	49
Total realized gain (loss) on investments
and capital gains distributions	(199)	(122)	30	(446)
Net unrealized appreciation (depreciation)
of investments	1,365	1,032	1,332	1,095
Net increase (decrease) in net assets from operations	1,141	951	1,680	698
Changes from principal transactions:
Premiums	534	432	1,368	627
Death benefits	(21)	(3)	(24)	(27)
Surrenders and withdrawals	(353)	(192)	(645)	(614)
Policy loans	(71)	(42)	(73)	(82)
Contract charges	(314)	(234)	(686)	(332)
Transfers between Divisions
(including fixed account), net	(123)	(56)	2,299	(500)
Increase (decrease) in net assets derived from
principal transactions	(348)	(95)	2,239	(928)
Total increase (decrease) in net assets	793	856	3,919	(230)
Net assets at December 31, 2010	5,702	4,759	14,747	5,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	7	1,020	57
Total realized gain (loss) on investments
and capital gains distributions	117	(34)	144	(196)
Net unrealized appreciation (depreciation)
of investments	(21)	(155)	(774)	8
Net increase (decrease) in net assets from operations	64	(182)	390	(131)
Changes from principal transactions:
Premiums	542	398	1,268	499
Death benefits	(14)	(7)	(41)	(34)
Surrenders and withdrawals	(260)	(365)	(974)	(330)
Policy loans	(36)	(29)	(172)	(38)
Contract charges	(334)	(244)	(738)	(307)
Transfers between Divisions
(including fixed account), net	(62)	182	(149)	38
Increase (decrease) in net assets derived from
principal transactions	(164)	(65)	(806)	(172)
Total increase (decrease) in net assets	(100)	(247)	(416)	(303)
Net assets at December 31, 2011	$5,602	$4,512	$14,331	$5,066

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Legg
	ING Invesco		Mason
	Van Kampen		ClearBridge	ING
	Equity and	ING JPMorgan	Aggressive	Oppenheimer
	Income	Mid Cap Value	Growth	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2010	$1,715	$7,161	$125	$42,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	36	(1)	466
Total realized gain (loss) on investments
and capital gains distributions	(103)	(294)	(2)	160
Net unrealized appreciation (depreciation)
of investments	261	1,825	29	5,213
Net increase (decrease) in net assets from operations	180	1,567	26	5,839
Changes from principal transactions:
Premiums	164	911	-	4,040
Death benefits	-	(3)	-	(115)
Surrenders and withdrawals	(65)	(544)	(2)	(3,763)
Policy loans	(12)	(79)	(4)	(585)
Contract charges	(103)	(499)	(6)	(2,802)
Transfers between Divisions
(including fixed account), net	(99)	244	(6)	(1,942)
Increase (decrease) in net assets derived from
principal transactions	(115)	30	(18)	(5,167)
Total increase (decrease) in net assets	65	1,597	8	672
Net assets at December 31, 2010	1,780	8,758	133	42,974

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	51	-	413
Total realized gain (loss) on investments
and capital gains distributions	(32)	(194)	7	580
Net unrealized appreciation (depreciation)
of investments	(11)	216	(6)	(4,401)
Net increase (decrease) in net assets from operations	(17)	73	1	(3,408)
Changes from principal transactions:
Premiums	224	866	-	3,448
Death benefits	(1)	(13)	-	(221)
Surrenders and withdrawals	(74)	(560)	-	(3,239)
Policy loans	(3)	(106)	-	(462)
Contract charges	(97)	(542)	-	(2,498)
Transfers between Divisions
(including fixed account), net	(256)	1,184	(134)	(336)
Increase (decrease) in net assets derived from
principal transactions	(207)	829	(134)	(3,308)
Total increase (decrease) in net assets	(224)	902	(133)	(6,716)
Net assets at December 31, 2011	$1,556	$9,660	$-	$36,258

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING T. Rowe
			Price	ING UBS U.S.
	ING PIMCO	ING Pioneer	Diversified Mid	Large Cap
	Total Return	High Yield	Cap Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2010	$6,305	$18,668	$45,685	$4,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	166	1,056	(87)	19
Total realized gain (loss) on investments
and capital gains distributions	91	470	(898)	608
Net unrealized appreciation (depreciation)
of investments	174	1,602	12,520	(100)
Net increase (decrease) in net assets from operations	431	3,128	11,535	527
Changes from principal transactions:
Premiums	-	297	4,159	415
Death benefits	(6)	(61)	(131)	-
Surrenders and withdrawals	(369)	(1,228)	(4,088)	(393)
Policy loans	(127)	(347)	(837)	(56)
Contract charges	(323)	(1,307)	(3,307)	(312)
Transfers between Divisions
(including fixed account), net	(379)	(121)	(1,789)	(309)
Increase (decrease) in net assets derived from
principal transactions	(1,204)	(2,767)	(5,993)	(655)
Total increase (decrease) in net assets	(773)	361	5,542	(128)
Net assets at December 31, 2010	5,532	19,029	51,227	4,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	110	907	(63)	27
Total realized gain (loss) on investments
and capital gains distributions	152	718	476	574
Net unrealized appreciation (depreciation)
of investments	(120)	(1,783)	(2,430)	(757)
Net increase (decrease) in net assets from operations	142	(158)	(2,017)	(156)
Changes from principal transactions:
Premiums	-	321	3,644	359
Death benefits	(53)	(70)	(202)	(29)
Surrenders and withdrawals	(964)	(1,694)	(3,762)	(378)
Policy loans	(29)	(191)	(627)	(18)
Contract charges	(235)	(1,167)	(3,053)	(272)
Transfers between Divisions
(including fixed account), net	(551)	(170)	(1,041)	98
Increase (decrease) in net assets derived from
principal transactions	(1,832)	(2,971)	(5,041)	(240)
Total increase (decrease) in net assets	(1,690)	(3,129)	(7,058)	(396)
Net assets at December 31, 2011	$3,842	$15,900	$44,169	$3,752

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Strategic Allocation Conservative Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class I

Net assets at January 1, 2010	$23	$644	$427	$2,730

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	15	15	19
Total realized gain (loss) on investments
and capital gains distributions	(2)	(148)	(128)	(161)
Net unrealized appreciation (depreciation)
of investments	3	196	151	564
Net increase (decrease) in net assets from operations	2	63	38	422
Changes from principal transactions:
Premiums	-	-	-	190
Death benefits	-	-	(2)	(2)
Surrenders and withdrawals	(1)	(10)	(220)	(353)
Policy loans	-	-	-	(45)
Contract charges	(2)	(20)	(22)	(179)
Transfers between Divisions
(including fixed account), net	(4)	(197)	(23)	453
Increase (decrease) in net assets derived from
principal transactions	(7)	(227)	(267)	64
Total increase (decrease) in net assets	(5)	(164)	(229)	486
Net assets at December 31, 2010	18	480	198	3,216

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	9	5	21
Total realized gain (loss) on investments
and capital gains distributions	-	(27)	(7)	54
Net unrealized appreciation (depreciation)
of investments	-	3	(1)	(97)
Net increase (decrease) in net assets from operations	1	(15)	(3)	(22)
Changes from principal transactions:
Premiums	-	-	-	147
Death benefits	-	-	(4)	-
Surrenders and withdrawals	(1)	(8)	-	(315)
Policy loans	-	-	-	(15)
Contract charges	(2)	(15)	(10)	(178)
Transfers between Divisions
(including fixed account), net	-	(22)	-	(166)
Increase (decrease) in net assets derived from
principal transactions	(3)	(45)	(14)	(527)
Total increase (decrease) in net assets	(2)	(60)	(17)	(549)
Net assets at December 31, 2011	$16	$420	$181	$2,667

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING
	ING Index Plus	ING Index Plus	ING Index Plus	International
	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2010	$2,460	$10,801	$8,196	$6,321

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35	58	12	174
Total realized gain (loss) on investments
and capital gains distributions	149	953	1,052	42
Net unrealized appreciation (depreciation)
of investments	81	1,037	528	129
Net increase (decrease) in net assets from operations	265	2,048	1,592	345
Changes from principal transactions:
Premiums	247	945	628	162
Death benefits	(2)	(11)	(2)	(13)
Surrenders and withdrawals	(240)	(1,032)	(734)	(397)
Policy loans	(18)	(101)	(54)	(65)
Contract charges	(157)	(605)	(463)	(367)
Transfers between Divisions
(including fixed account), net	(219)	(986)	(921)	(304)
Increase (decrease) in net assets derived from
principal transactions	(389)	(1,790)	(1,546)	(984)
Total increase (decrease) in net assets	(124)	258	46	(639)
Net assets at December 31, 2010	2,336	11,059	8,242	5,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	37	33	97
Total realized gain (loss) on investments
and capital gains distributions	192	1,714	1,466	64
Net unrealized appreciation (depreciation)
of investments	(233)	(1,985)	(1,704)	(844)
Net increase (decrease) in net assets from operations	(10)	(234)	(205)	(683)
Changes from principal transactions:
Premiums	173	770	486	134
Death benefits	-	(52)	(38)	(14)
Surrenders and withdrawals	(167)	(595)	(483)	(435)
Policy loans	(23)	(89)	(50)	(25)
Contract charges	(141)	(578)	(411)	(318)
Transfers between Divisions
(including fixed account), net	219	(234)	(130)	51
Increase (decrease) in net assets derived from
principal transactions	61	(778)	(626)	(607)
Total increase (decrease) in net assets	51	(1,012)	(831)	(1,290)
Net assets at December 31, 2011	$2,387	$10,047	$7,411	$4,392

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Russell™ Large Cap Growth Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Value Index Portfolio - Class I	ING Russell™ Mid Cap Growth Index Portfolio - Class I

Net assets at January 1, 2010	$90,993	$1,377	$24,467	$1,235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	146	40	265	(2)
Total realized gain (loss) on investments
and capital gains distributions	1,751	39	2,679	89
Net unrealized appreciation (depreciation)
of investments	8,031	53	(532)	138
Net increase (decrease) in net assets from operations	9,928	132	2,412	225
Changes from principal transactions:
Premiums	8,256	118	2,215	148
Death benefits	(312)	-	(94)	-
Surrenders and withdrawals	(7,355)	(58)	(1,972)	(86)
Policy loans	(1,155)	(5)	(298)	(8)
Contract charges	(7,158)	(98)	(1,978)	(71)
Transfers between Divisions
(including fixed account), net	(2,789)	(179)	(611)	(57)
Increase (decrease) in net assets derived from
principal transactions	(10,513)	(222)	(2,738)	(74)
Total increase (decrease) in net assets	(585)	(90)	(326)	151
Net assets at December 31, 2010	90,408	1,287	24,141	1,386

Increase (decrease) in net assets
Operations:
Net investment income (loss)	660	13	293	1
Total realized gain (loss) on investments
and capital gains distributions	2,447	40	404	214
Net unrealized appreciation (depreciation)
of investments	174	(26)	(583)	(332)
Net increase (decrease) in net assets from operations	3,281	27	114	(117)
Changes from principal transactions:
Premiums	7,329	94	1,984	184
Death benefits	(312)	-	(159)	-
Surrenders and withdrawals	(6,664)	(81)	(1,838)	(65)
Policy loans	(702)	(14)	(75)	(15)
Contract charges	(6,616)	(85)	(1,806)	(81)
Transfers between Divisions
(including fixed account), net	(1,372)	7	3	(37)
Increase (decrease) in net assets derived from
principal transactions	(8,337)	(79)	(1,891)	(14)
Total increase (decrease) in net assets	(5,056)	(52)	(1,777)	(131)
Net assets at December 31, 2011	$85,352	$1,235	$22,364	$1,255

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Russell™ Small Cap Index Portfolio - Class I	ING Small Company Portfolio - Class I	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I

Net assets at January 1, 2010	$296	$-	$2,328	$11,338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(11)	64	146
Total realized gain (loss) on investments
and capital gains distributions	60	31	32	(1,232)
Net unrealized appreciation (depreciation)
of investments	42	1,344	43	1,154
Net increase (decrease) in net assets from operations	102	1,364	139	68
Changes from principal transactions:
Premiums	41	256	330	-
Death benefits	-	-	-	(11)
Surrenders and withdrawals	(15)	(149)	(59)	(1,077)
Policy loans	(16)	(35)	(11)	(147)
Contract charges	(30)	(163)	(227)	(517)
Transfers between Divisions
(including fixed account), net	373	5,666	891	(847)
Increase (decrease) in net assets derived from
principal transactions	353	5,575	924	(2,599)
Total increase (decrease) in net assets	455	6,939	1,063	(2,531)
Net assets at December 31, 2010	751	6,939	3,391	8,807

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(5)	56	151
Total realized gain (loss) on investments
and capital gains distributions	57	182	84	(1,148)
Net unrealized appreciation (depreciation)
of investments	(97)	(389)	46	(100)
Net increase (decrease) in net assets from operations	(38)	(212)	186	(1,097)
Changes from principal transactions:
Premiums	56	673	259	-
Death benefits	-	(17)	(1)	(27)
Surrenders and withdrawals	(49)	(587)	(238)	(826)
Policy loans	(3)	(157)	(15)	(63)
Contract charges	(29)	(446)	(191)	(387)
Transfers between Divisions
(including fixed account), net	(237)	91	704	(470)
Increase (decrease) in net assets derived from
principal transactions	(262)	(443)	518	(1,773)
Total increase (decrease) in net assets	(300)	(655)	704	(2,870)
Net assets at December 31, 2011	$451	$6,284	$4,095	$5,937

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Neuberger
			Berman AMT
	ING MidCap	ING SmallCap	Socially
	Opportunities	Opportunities	Responsive
	Portfolio -	Portfolio -	Portfolio® -
	Class I	Class I	Class I
Net assets at January 1, 2010	$10,453	$15,359	$2,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	(80)	(15)
Total realized gain (loss) on investments
and capital gains distributions	763	541	(209)
Net unrealized appreciation (depreciation)
of investments	1,888	4,198	763
Net increase (decrease) in net assets from operations	2,678	4,659	539
Changes from principal transactions:
Premiums	-	1,534	325
Death benefits	(33)	(20)	(6)
Surrenders and withdrawals	(761)	(1,215)	(216)
Policy loans	(204)	(231)	(36)
Contract charges	(670)	(1,147)	(161)
Transfers between Divisions
(including fixed account), net	(510)	221	381
Increase (decrease) in net assets derived from
principal transactions	(2,178)	(858)	287
Total increase (decrease) in net assets	500	3,801	826
Net assets at December 31, 2010	10,953	19,160	3,176

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44)	(84)	(8)
Total realized gain (loss) on investments
and capital gains distributions	816	904	(78)
Net unrealized appreciation (depreciation)
of investments	(817)	(756)	(16)
Net increase (decrease) in net assets from operations	(45)	64	(102)
Changes from principal transactions:
Premiums	-	1,325	333
Death benefits	(17)	(116)	(5)
Surrenders and withdrawals	(763)	(1,188)	(255)
Policy loans	(175)	(229)	(35)
Contract charges	(548)	(1,059)	(162)
Transfers between Divisions
(including fixed account), net	(210)	(623)	(60)
Increase (decrease) in net assets derived from
principal transactions	(1,713)	(1,890)	(184)
Total increase (decrease) in net assets	(1,758)	(1,826)	(286)
Net assets at December 31, 2011	$9,195	$17,334	$2,890

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company Select*Life Variable Account (the “Account”) was established by ReliaStar Life Insurance Company (“ReliaStar Life” or the “Company”) to support the operations of variable life policies (“Policies”). ReliaStar Life is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that ING and its U.S. insurance affiliates, including the Company, are preparing for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design, Flexdesign® VUL, ING Protector Elite, ING Investor Elite and Variable Accumulation DesignSM products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2011, the Account had 72 investment divisions (the “Divisions”), 9 of which invest in independently managed mutual funds and 63 of which invest in mutual funds managed by an affiliate, either Directed Services LLC (“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Investment Divisions with asset balances at December 31, 2011 and related Trusts are as follows:

American Funds Insurance Series:
  American Funds Insurance Series® Growth Fund - Class 2
  American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series (continued):
  American Funds Insurance Series® International Fund - Class 2
BlackRock Variable Series Funds, Inc.:
  BlackRock Global Allocation V.I. Fund - Class III
Fidelity® Variable Insurance Products:
  Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
  Fidelity® VIP Contrafund® Portfolio - Initial Class
  Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
ING Balanced Portfolio, Inc.:
  ING Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:
  ING Intermediate Bond Portfolio - Class I
ING Investors Trust:
  ING Artio Foreign Portfolio - Institutional Class
  ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class
  ING BlackRock Large Cap Growth Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Service Class
  ING Clarion Real Estate Portfolio - Institutional Class
  ING DFA Global Allocation Portfolio - Institutional Class*
  ING DFA World Equity Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
  ING Franklin Templeton Founding Strategy Portfolio - Institutional Class
  ING Global Resources Portfolio - Institutional Class
  ING Invesco Van Kampen Growth and Income Portfolio - Service Class
  ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
  ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
  ING Large Cap Growth Portfolio - Institutional Class
  ING Large Cap Value Portfolio - Institutional Class**
  ING Limited Maturity Bond Portfolio - Service Class
  ING Liquid Assets Portfolio - Institutional Class
  ING Marsico Growth Portfolio - Institutional Class
  ING MFS Total Return Portfolio - Institutional Class
  ING MFS Utilities Portfolio - Institutional Class
  ING MFS Utilities Portfolio - Service Class
  ING PIMCO Total Return Bond Portfolio - Institutional Class

ING Investors Trust (continued):
  ING Pioneer Fund Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Institutional Class
  ING Retirement Growth Portfolio - Institutional Class
  ING Retirement Moderate Growth Portfolio - Institutional Class
  ING Retirement Moderate Portfolio - Institutional Class
  ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
  ING T. Rowe Price Equity Income Portfolio - Institutional Class
  ING T. Rowe Price International Stock Portfolio - Institutional Class
ING U.S. Stock Index Portfolio - Institutional Class ING Partners, Inc.:
  ING American Century Small-Mid Cap Value Portfolio - Initial Class
  ING Baron Small Cap Growth Portfolio - Initial Class
  ING Columbia Small Cap Value II Portfolio - Initial Class
  ING Global Bond Portfolio - Service Class
  ING Invesco Van Kampen Comstock Portfolio - Initial Class
  ING Invesco Van Kampen Equity and Income Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Initial Class
  ING PIMCO Total Return Portfolio - Initial Class
  ING Pioneer High Yield Portfolio - Initial Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
  ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
  ING Strategic Allocation Conservative Portfolio - Class I
  ING Strategic Allocation Growth Portfolio - Class I
  ING Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
  ING Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
  ING Index Plus LargeCap Portfolio - Class I
  ING Index Plus MidCap Portfolio - Class I
  ING Index Plus SmallCap Portfolio - Class I
  ING International Index Portfolio - Class S
  ING Russell™ Large Cap Growth Index Portfolio - Class I
  ING Russell™ Large Cap Index Portfolio - Class I
  ING Russell™ Large Cap Value Index Portfolio - Class I
  ING Russell™ Mid Cap Growth Index Portfolio - Class I

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

ING Variable Portfolios, Inc. (continued):
ING Russell™ Small Cap Index Portfolio - Class I
ING Small Company Portfolio - Class I*
ING U.S. Bond Index Portfolio - Class I
ING Variable Products Trust:
ING International Value Portfolio - Class I
ING MidCap Opportunities Portfolio - Class I
ING SmallCap Opportunities Portfolio - Class I

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I

* Division was added to the list in 2010
** Division was added to the list in 2011

The names of certain Divisions and Trusts were changed during 2011. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING BlackRock Health Sciences Opportunities	ING Wells Fargo HealthCare Portfolio - Institutional
Portfolio - Institutional Class	Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service Class	Service Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Institutional Class	Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value II Portfolio - Initial	ING Columbia Small Cap Value Portfolio - Initial
Class	Class
ING Global Bond Portfolio - Service Class	ING Oppenheimer Global Strategic Income Portfolio -
Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Initial Class
Initial Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio - Initial
Portfolio - Initial Class	Class

During 2011, the following Divisions were closed to contractowners:

ING Investors Trust:
    ING BlackRock Large Cap Value Portfolio - Institutional Class
      ING Lord Abbett Growth and Income Portfolio - Institutional Class
ING Partners, Inc.:
     ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class

There were no Divisions offered to contractowners during 2011 that did not have any activity for the year ended December 31, 2011.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

Contractowner Reserves

Contractowner reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including premiums, surrenders and withdrawals, policy loans, death benefits, and policy charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2011 and for the years ended December 31, 2011 and 2010, were issued.

3. Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§	Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§	Fair value measurement disclosures for each Class of assets and liabilities (i.e., disaggregated); and
§	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by Account on January 1, 2011. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account and the Account has no level 3 financial assets or liabilities. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Account’s net assets and results of operations.

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2011 and 2010,

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

respectively, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2011.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

§

Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Premium Expense Charge

ReliaStar Life deducts a premium charge ranging from 3.00% to 8.00% of each premium payment as defined in the Policies.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Mortality and Expense Risk Charges

The monthly deduction includes a monthly mortality and expense risk charge, a cost of insurance charge, a monthly administrative charge, a monthly amount charge, and any charges for optional insurance benefits.

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a mortality and expense risk charge from the assets of the Account. Monthly charges are deducted at annual rates of up to 0.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Policies.

The cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of the Policies.

The monthly administrative charge currently ranges from $8.25 to $19.00 per month. Monthly administrative charges for Select*Life II (policies with policy dates before February 17, 2004), Select*Life III, Flexdesign® VUL, Variable Estate Design and Variable Accumulation Design products are guaranteed not to exceed $12.00 per month. Monthly administrative charges for Select*Life II policies with policy dates on or after February 17, 2004 are guaranteed not to exceed $10.00 per month.

The monthly amount charged and charges for optional insurance benefits vary based on a number of factors and are defined in the Policies.

Surrender and Lapse Charges

As defined in the Policies, ReliaStar Life assesses a surrender charge if the Policies lapse or are surrendered before a specified period.

Transfer and Other Charges

A transfer charge of up to $25.00 may be imposed on each transfer between Divisions. A charge for partial withdrawals of $10 is also imposed in accordance with the terms of the Policies, and may be increased up to a maximum of $25.00.

Premium Taxes

For certain Policies, premium taxes are deducted, where applicable, from the accumulation value of each Policy. The amount and timing of the deduction depends on the contractowner’s state of residence.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

6. Related Party Transactions

During the year ended December 31, 2011, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund of the Trust.

Management fees were also paid to IIL, an affiliate of the Company, in its capacity as investment manager to ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Portfolios, Inc., and ING Variable Products Trust. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.08% to 0.90% of the average net assets of each respective Fund of the Trusts.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$3,611	$7,387	$1,816	$6,009
American Funds Insurance Series® Growth-Income Fund - Class 2	4,180	5,979	2,036	5,149
American Funds Insurance Series® International Fund - Class 2	1,351	4,038	1,651	5,014
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	3,520	1,344	3,883	1,135
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,970	7,182	1,409	8,508
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,044	9,066	2,380	12,561
Fidelity® VIP Index 500 Portfolio - Initial Class	94	392	121	613
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	445	1,384	392	2,238
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	328	1,154	347	1,311
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	4,295	2,565	3,233	3,083
ING Investors Trust:
ING Artio Foreign Portfolio - Institutional Class	603	1,896	352	2,184
ING BlackRock Health Sciences Opportunities Portfolio -
Institutional Class	731	573	512	1,329
ING BlackRock Large Cap Growth Portfolio - Institutional Class	6,806	6,625	6,344	6,444
ING BlackRock Large Cap Value Portfolio - Institutional Class	143	4,205	82	1,069
ING Clarion Global Real Estate Portfolio - Service Class	1,100	1,528	1,675	1,244
ING Clarion Real Estate Portfolio - Institutional Class	30	317	89	520
ING DFA Global Allocation Portfolio - Institutional Class	709	528	8	-
ING DFA World Equity Portfolio - Institutional Class	235	138	270	85
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	997	1,747	1,832	1,158
ING Franklin Templeton Founding Strategy Portfolio - Institutional
Class	1,261	1,405	658	607
ING Global Resources Portfolio - Institutional Class	2,664	4,291	3,823	2,727
ING Invesco Van Kampen Growth and Income Portfolio - Service
Class	778	1,395	558	1,803
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	1,464	2,771	4,925	3,168
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	587	3,744	1,242	3,408
ING Large Cap Growth Portfolio - Institutional Class	6,615	9,384	699	11,878
ING Large Cap Value Portfolio - Institutional Class	98	10	-	-
ING Limited Maturity Bond Portfolio - Service Class	5,847	3,700	5,884	3,751
ING Liquid Assets Portfolio - Institutional Class	45,200	57,315	43,376	52,949
ING Lord Abbett Growth and Income Portfolio - Institutional Class	-	97	1	20
ING Marsico Growth Portfolio - Institutional Class	780	963	1,050	1,621
ING MFS Total Return Portfolio - Institutional Class	1,208	1,287	1,142	1,637
ING MFS Utilities Portfolio - Institutional Class	624	868	492	882

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING MFS Utilities Portfolio - Service Class	$938	$781	$452	$647
ING PIMCO Total Return Bond Portfolio - Institutional Class	7,678	5,523	15,725	6,252
ING Pioneer Fund Portfolio - Institutional Class	131	179	121	127
ING Pioneer Mid Cap Value Portfolio - Institutional Class	260	616	343	1,208
ING Retirement Growth Portfolio - Institutional Class	1,189	4,176	1,701	2,763
ING Retirement Moderate Growth Portfolio - Institutional Class	535	1,455	1,707	1,283
ING Retirement Moderate Portfolio - Institutional Class	1,598	1,509	3,116	1,959
ING T. Rowe Price Capital Appreciation Portfolio - Institutional
Class	3,297	5,968	2,959	6,502
ING T. Rowe Price Equity Income Portfolio - Institutional Class	5,410	1,749	1,621	1,843
ING T. Rowe Price International Stock Portfolio - Institutional
Class	1,022	2,479	946	2,907
ING U.S. Stock Index Portfolio - Institutional Class	11,359	12,700	7,409	14,890
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial
Class	2	26	2	268
ING Baron Small Cap Growth Portfolio - Initial Class	1,248	1,443	791	1,163
ING Columbia Small Cap Value II Portfolio - Initial Class	867	925	596	651
ING Global Bond Portfolio - Service Class	4,007	3,792	5,779	3,223
ING Invesco Van Kampen Comstock Portfolio - Initial Class	687	803	334	1,212
ING Invesco Van Kampen Equity and Income Portfolio - Initial
Class	408	590	293	386
ING JPMorgan Mid Cap Value Portfolio - Initial Class	2,044	1,164	1,204	1,138
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial
Class	32	135	-	20
ING Oppenheimer Global Portfolio - Initial Class	1,762	4,657	1,626	6,326
ING PIMCO Total Return Portfolio - Initial Class	279	1,857	278	1,309
ING Pioneer High Yield Portfolio - Initial Class	1,977	4,115	2,519	4,230
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	2,291	7,395	724	6,804
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	5,651	5,864	6,135	6,771
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	1	2	1	7
ING Strategic Allocation Growth Portfolio - Class I	12	48	18	230
ING Strategic Allocation Moderate Portfolio - Class I	6	15	17	270
ING Variable Funds:
ING Growth and Income Portfolio - Class I	149	654	738	654
ING Variable Portfolios, Inc.:
ING Index Plus LargeCap Portfolio - Class I	581	489	401	755
ING Index Plus MidCap Portfolio - Class I	7,273	8,014	6,769	8,501
ING Index Plus SmallCap Portfolio - Class I	7,120	7,713	6,319	7,853
ING International Index Portfolio - Class S	335	844	346	1,157
ING Russell™ Large Cap Growth Index Portfolio - Class I	1,683	9,360	802	11,170
ING Russell™ Large Cap Index Portfolio - Class I	102	169	123	304
ING Russell™ Large Cap Value Index Portfolio - Class I	995	2,593	2,985	3,119
ING Russell™ Mid Cap Growth Index Portfolio - Class I	932	945	522	587
ING Russell™ Small Cap Index Portfolio - Class I	357	617	730	376

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Portfolios, Inc. (continued):
ING Small Company Portfolio - Class I	$565	$1,013	$5,906	$342
ING U.S. Bond Index Portfolio - Class I	1,915	1,297	1,423	435
ING Variable Products Trust:
ING International Value Portfolio - Class I	192	1,813	198	2,651
ING MidCap Opportunities Portfolio - Class I	4	1,761	86	2,237
ING SmallCap Opportunities Portfolio - Class I	882	2,856	1,703	2,641
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	477	669	830	558

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

8. Changes in Units

The net changes in units outstanding follow:

	Year Ended December 31
	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	394,315	609,837	(215,522)	398,379	672,192	(273,813)
American Funds Insurance Series® Growth-Income Fund - Class 2	386,867	530,064	(143,197)	337,380	579,747	(242,367)
American Funds Insurance Series® International Fund - Class 2	140,453	277,584	(137,131)	195,264	377,903	(182,639)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	274,278	139,516	134,762	335,742	120,509	215,233
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	147,766	316,120	(168,354)	183,367	417,334	(233,967)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	182,763	359,223	(176,460)	236,783	524,272	(287,489)
Fidelity® VIP Index 500 Portfolio - Initial Class	465	11,134	(10,669)	1,800	19,986	(18,186)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	726	49,570	(48,844)	729	83,858	(83,129)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	21,801	113,912	(92,111)	22,970	138,785	(115,815)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	301,400	231,594	69,806	259,469	284,558	(25,089)
ING Investors Trust:
ING Artio Foreign Portfolio - Institutional Class	95,560	214,519	(118,959)	122,630	279,521	(156,891)
ING BlackRock Health Sciences Opportunities Portfolio - Institutional Class	65,479	57,239	8,240	62,009	132,122	(70,113)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	520,154	516,108	4,046	598,491	605,082	(6,591)
ING BlackRock Large Cap Value Portfolio - Institutional Class	-	356,012	(356,012)	2,555	102,230	(99,675)
ING Clarion Global Real Estate Portfolio - Service Class	134,893	200,292	(65,399)	205,151	193,585	11,566
ING Clarion Real Estate Portfolio - Institutional Class	8	11,732	(11,724)	1,754	23,529	(21,775)
ING DFA Global Allocation Portfolio - Institutional Class	68,254	52,156	16,098	823	7	816
ING DFA World Equity Portfolio - Institutional Class	24,930	17,059	7,871	33,893	12,247	21,646
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	123,519	186,925	(63,406)	213,761	158,629	55,132
ING Franklin Templeton Founding Strategy Portfolio - Institutional Class	122,953	148,277	(25,324)	72,880	71,881	999

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended December 31
	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Global Resources Portfolio - Institutional Class	112,545	165,313	(52,768)	165,459	146,791	18,668
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	116,613	176,123	(59,510)	125,341	237,812	(112,471)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	135,018	253,897	(118,879)	385,139	315,111	70,028
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	157,840	358,520	(200,680)	239,209	410,673	(171,464)
ING Large Cap Growth Portfolio - Institutional Class	456,825	967,249	(510,424)	537,245	1,343,762	(806,517)
ING Large Cap Value Portfolio - Institutional Class	9,693	962	8,731	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	634,757	532,397	102,360	642,550	543,427	99,123
ING Liquid Assets Portfolio - Institutional Class	4,562,268	5,587,310	(1,025,042)	4,627,722	5,434,767	(807,045)
ING Lord Abbett Growth and Income Portfolio - Institutional Class	-	5,956	(5,956)	-	1,467	(1,467)
ING Marsico Growth Portfolio - Institutional Class	57,281	69,901	(12,620)	83,468	127,278	(43,810)
ING MFS Total Return Portfolio - Institutional Class	106,392	123,893	(17,501)	129,746	166,864	(37,118)
ING MFS Utilities Portfolio - Institutional Class	42,859	63,305	(20,446)	45,881	78,267	(32,386)
ING MFS Utilities Portfolio - Service Class	57,724	55,414	2,310	39,652	54,599	(14,947)
ING PIMCO Total Return Bond Portfolio - Institutional Class	659,353	660,231	(878)	1,415,179	783,284	631,895
ING Pioneer Fund Portfolio - Institutional Class	10,941	15,115	(4,174)	11,378	12,857	(1,479)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	40,829	74,199	(33,370)	66,670	147,332	(80,662)
ING Retirement Growth Portfolio - Institutional Class	239,427	538,305	(298,878)	336,209	459,482	(123,273)
ING Retirement Moderate Growth Portfolio - Institutional Class	72,369	164,253	(91,884)	219,556	178,024	41,532
ING Retirement Moderate Portfolio - Institutional Class	177,825	185,323	(7,498)	357,611	249,937	107,674
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	307,224	477,037	(169,813)	346,697	572,317	(225,620)
ING T. Rowe Price Equity Income Portfolio - Institutional Class	373,193	166,039	207,154	169,340	199,732	(30,392)
ING T. Rowe Price International Stock Portfolio - Institutional Class	120,541	266,052	(145,511)	180,251	357,851	(177,600)
ING U.S. Stock Index Portfolio - Institutional Class	961,694	1,361,991	(400,297)	1,141,243	1,874,270	(733,027)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial Class	-	1,709	(1,709)	-	21,240	(21,240)
ING Baron Small Cap Growth Portfolio - Initial Class	122,887	139,779	(16,892)	113,356	151,055	(37,699)
ING Columbia Small Cap Value II Portfolio - Initial Class	114,910	127,097	(12,187)	100,766	113,410	(12,644)
ING Global Bond Portfolio - Service Class	313,224	377,073	(63,849)	486,632	328,317	158,315
ING Invesco Van Kampen Comstock Portfolio - Initial Class	68,741	82,977	(14,236)	59,655	136,467	(76,812)
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	33,172	45,547	(12,375)	25,560	34,507	(8,947)

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended December 31
	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING JPMorgan Mid Cap Value Portfolio - Initial Class	136,975	102,681	34,294	111,645	115,206	(3,561)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	-	8,188	(8,188)	9	1,419	(1,410)
ING Oppenheimer Global Portfolio - Initial Class	338,438	577,735	(239,297)	406,038	821,287	(415,249)
ING PIMCO Total Return Portfolio - Initial Class	1,308	122,098	(120,790)	8,482	93,033	(84,551)
ING Pioneer High Yield Portfolio - Initial Class	139,816	351,677	(211,861)	182,545	405,508	(222,963)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	380,945	723,178	(342,233)	415,232	892,254	(477,022)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	482,707	507,845	(25,138)	618,581	677,735	(59,154)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	-	145	(145)	-	591	(591)
ING Strategic Allocation Growth Portfolio - Class I	-	3,809	(3,809)	-	19,764	(19,764)
ING Strategic Allocation Moderate Portfolio - Class I	-	1,247	(1,247)	-	22,317	(22,317)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	26,258	84,939	(58,681)	107,495	96,388	11,107
ING Variable Portfolios, Inc.:
ING Index Plus LargeCap Portfolio - Class I	50,319	46,491	3,828	44,144	80,541	(36,397)
ING Index Plus MidCap Portfolio - Class I	471,456	527,214	(55,758)	555,356	685,291	(129,935)
ING Index Plus SmallCap Portfolio - Class I	472,832	523,304	(50,472)	537,010	659,777	(122,767)
ING International Index Portfolio - Class S	26,250	71,765	(45,515)	24,604	101,015	(76,411)
ING Russell™ Large Cap Growth Index Portfolio - Class I	559,197	1,138,707	(579,510)	661,582	1,495,119	(833,537)
ING Russell™ Large Cap Index Portfolio - Class I	9,960	15,724	(5,764)	11,249	29,051	(17,802)
ING Russell™ Large Cap Value Index Portfolio - Class I	181,933	320,978	(139,045)	188,095	408,441	(220,346)
ING Russell™ Mid Cap Growth Index Portfolio - Class I	58,748	64,980	(6,232)	39,733	50,152	(10,419)
ING Russell™ Small Cap Index Portfolio - Class I	34,257	59,291	(25,034)	78,148	44,623	33,525
ING Small Company Portfolio - Class I	107,205	153,086	(45,881)	702,618	56,520	646,098
ING U.S. Bond Index Portfolio - Class I	165,664	128,556	37,108	131,230	52,054	79,176
ING Variable Products Trust:
ING International Value Portfolio - Class I	414	73,581	(73,167)	840	113,699	(112,859)
ING MidCap Opportunities Portfolio - Class I	839	142,092	(141,253)	1,356	222,697	(221,341)
ING SmallCap Opportunities Portfolio - Class I	55,814	103,013	(47,199)	93,679	121,412	(27,733)

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended December 31
	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	42,694	54,144	(11,450)	81,286	64,216	17,070

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

9. Unit Summary

A summary of units outstanding as of December 31, 2011 follows:

Division/Contract	Units	Unit Value	Extended Value
American Funds Insurance Series® Growth Fund - Class 2
Contracts in accumulation period:
Select*Life I	83,711.075	$12.72	$1,064,805
Select*Life Series 2000	2,254,355.591	18.09	40,781,293
	2,338,066.666		$41,846,098
American Funds Insurance Series® Growth-Income Fund -
Class 2
Contracts in accumulation period:
Select*Life I	88,297.633	$11.43	$1,009,242
Select*Life Series 2000	1,723,021.578	15.95	27,482,194
	1,811,319.211		$28,491,436
American Funds Insurance Series® International Fund -
Class 2
Contracts in accumulation period:
Select*Life I	58,574.450	$12.90	$755,610
Select*Life Series 2000	1,140,959.791	21.43	24,450,768
	1,199,534.241		$25,206,378
BlackRock Global Allocation V.I. Fund - Class III
Contracts in accumulation period:
Select*Life I	28,210.452	$12.69	$357,991
Select*Life Series 2000	495,299.330	12.96	6,419,079
	523,509.782		$6,777,070
Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	305,973.029	$51.88	$15,873,881
Select*Life Series 2000	1,294,399.000	34.91	45,187,469
	1,600,372.029		$61,061,350
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	141,003.576	$22.44	$3,164,120
Select*Life Series 2000	1,644,717.312	44.83	73,732,677
	1,785,720.888		$76,896,797
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	49,351.327	$33.99	$1,677,452

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Select*Life I	23,771.008	$32.14	$764,000
Select*Life Series 2000	222,920.201	28.81	6,422,331
	246,691.209		$7,186,331

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I
Contracts in accumulation period:
Select*Life I	269,782.774	$10.33	$2,786,856
Select*Life Series 2000	296,665.480	10.81	3,206,954
	566,448.254		$5,993,810
ING Intermediate Bond Portfolio - Class I
Contracts in accumulation period:
Select*Life I	18,653.566	$12.89	$240,444
Select*Life Series 2000	738,225.921	16.45	12,143,816
	756,879.487		$12,384,260
ING Artio Foreign Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	11,967.934	$9.76	$116,807
Select*Life Series 2000	587,917.857	10.30	6,055,554
	599,885.791		$6,172,361
ING BlackRock Health Sciences Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Life I	1,734.101	$12.56	$21,780
Select*Life Series 2000	144,252.741	13.25	1,911,349
	145,986.842		$1,933,129
ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	26,916.608	$11.39	$306,580
Select*Life Series 2000	67,867.584	12.02	815,768
	94,784.192		$1,122,348
ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Select*Life I	16,700.651	$8.17	$136,444
Select*Life Series 2000	375,786.599	8.41	3,160,365
	392,487.250		$3,296,809
ING Clarion Real Estate Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life Series 2000	68,127.602	$28.27	$1,925,967

ING DFA Global Allocation Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	412.771	$10.05	$4,148
Select*Life Series 2000	16,501.000	10.19	168,145
	16,913.771		$172,293
ING DFA World Equity Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	708.902	$8.13	$5,763
Select*Life Series 2000	52,608.542	8.38	440,860
	53,317.444		$446,623

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	20,750.228	$10.67	$221,405
Select*Life Series 2000	446,911.295	11.17	4,991,999
	467,661.523		$5,213,404
ING Franklin Templeton Founding Strategy Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Life I	6,525.734	$9.45	$61,668
Select*Life Series 2000	79,048.426	9.74	769,932
	85,574.160		$831,600
ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	42,547.090	$19.04	$810,097
Select*Life Series 2000	397,828.053	33.11	13,172,087
	440,375.143		$13,982,184
ING Invesco Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
Select*Life I	48,874.041	$11.74	$573,781
Select*Life Series 2000	636,941.755	12.39	7,891,708
	685,815.796		$8,465,489
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Life I	30,233.972	$12.66	$382,762
Select*Life Series 2000	579,218.848	13.25	7,674,650
	609,452.820		$8,057,412
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Life I	77,356.251	$14.28	$1,104,647
Select*Life Series 2000	1,361,361.546	16.31	22,203,807
	1,438,717.797		$23,308,454
ING Large Cap Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	158,146.534	$15.73	$2,487,645
Select*Life Series 2000	4,830,872.777	16.60	80,192,488
	4,989,019.311		$82,680,133
ING Large Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	291.993	$10.13	$2,958
Select*Life Series 2000	8,438.799	10.21	86,160
	8,730.792		$89,118

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Select*Life I	34,672.817	$11.75	$407,406
Select*Life Series 2000	2,114,297.403	12.79	27,041,864
	2,148,970.220		$27,449,270
ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	387,280.403	$11.06	$4,283,321
Select*Life Series 2000	3,259,823.600	11.86	38,661,508
	3,647,104.003		$42,944,829
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	5,777.005	$12.14	$70,133
Select*Life Series 2000	171,482.928	17.01	2,916,925
	177,259.933		$2,987,058
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	15,740.263	$12.06	$189,828
Select*Life Series 2000	435,233.471	15.83	6,889,746
	450,973.734		$7,079,574
ING MFS Utilities Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	32,782.983	$16.18	$530,429
Select*Life Series 2000	142,508.847	17.01	2,424,075
	175,291.830		$2,954,504
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Select*Life Series 2000	138,995.997	$19.18	$2,665,943

ING PIMCO Total Return Bond Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	52,008.063	$12.60	$655,302
Select*Life Series 2000	2,114,410.878	12.98	27,445,053
	2,166,418.941		$28,100,355
ING Pioneer Fund Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	3,289.713	$11.71	$38,523
Select*Life Series 2000	20,155.547	12.36	249,123
	23,445.260		$287,646
ING Pioneer Mid Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	1,814.576	$11.78	$21,376
Select*Life Series 2000	369,618.991	12.43	4,594,364
	371,433.567		$4,615,740

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	45,528.119	$10.30	$468,940
Select*Life Series 2000	1,374,863.643	10.48	14,408,571
	1,420,391.762		$14,877,511
ING Retirement Moderate Growth Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	8,447.058	$10.56	$89,201
Select*Life Series 2000	555,170.529	10.75	5,968,083
	563,617.587		$6,057,284
ING Retirement Moderate Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	6,189.483	$11.03	$68,270
Select*Life Series 2000	841,733.377	11.23	9,452,666
	847,922.860		$9,520,936
ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Life I	91,995.724	$14.54	$1,337,618
Select*Life Series 2000	2,199,604.134	22.31	49,073,168
	2,291,599.858		$50,410,786
ING T. Rowe Price Equity Income Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Life I	51,200.628	$11.68	$598,023
Select*Life Series 2000	746,110.709	16.74	12,489,893
	797,311.337		$13,087,916
ING T. Rowe Price International Stock Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Life I	58,773.700	$12.52	$735,847
Select*Life Series 2000	1,077,097.847	13.21	14,228,463
	1,135,871.547		$14,964,310
ING U.S. Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
Select*Life I	8,866.313	$11.80	$104,622
Select*Life Series 2000	4,225,266.279	13.03	55,055,220
	4,234,132.592		$55,159,842
ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period:
Select*Life I	236.620	$14.56	$3,445
Select*Life Series 2000	7,612.153	15.37	116,999
	7,848.773		$120,444

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	6,615.724	$13.46	$89,048
Select*Life Series 2000	388,268.436	14.20	5,513,412
	394,884.160		$5,602,460
ING Columbia Small Cap Value II Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	2,442.746	$10.15	$24,794
Select*Life Series 2000	422,528.102	10.62	4,487,248
	424,970.848		$4,512,042
ING Global Bond Portfolio - Service Class
Contracts in accumulation period:
Select*Life I	19,349.024	$13.88	$268,564
Select*Life Series 2000	959,906.138	14.65	14,062,625
	979,255.162		$14,331,189
ING Invesco Van Kampen Comstock Portfolio - Initial
Class
Contracts in accumulation period:
Select*Life I	12,932.638	$10.75	$139,026
Select*Life Series 2000	351,924.184	14.00	4,926,939
	364,856.822		$5,065,965
ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class
Contracts in accumulation period:
Select*Life I	18,935.760	$12.70	$240,484
Select*Life Series 2000	86,977.746	15.12	1,315,104
	105,913.506		$1,555,588
ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	9,025.461	$13.37	$120,670
Select*Life Series 2000	455,323.658	20.95	9,539,031
	464,349.119		$9,659,701
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	148,633.609	$12.80	$1,902,510
Select*Life Series 2000	2,542,956.187	13.51	34,355,338
	2,691,589.796		$36,257,848
ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	18,823.906	$13.90	$261,652
Select*Life Series 2000	229,516.363	15.60	3,580,455
	248,340.269		$3,842,107
ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	203,241.880	$13.67	$2,778,316
Select*Life Series 2000	931,968.934	14.08	13,122,123
	1,135,210.814		$15,900,439

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Contracts in accumulation period:
Select*Life I	188,075.146	$14.25	$2,680,071
Select*Life Series 2000	2,758,579.930	15.04	41,489,042
	2,946,655.076		$44,169,113
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Select*Life I	17,725.674	$10.93	$193,742
Select*Life Series 2000	308,361.710	11.54	3,558,494
	326,087.384		$3,752,236
ING Strategic Allocation Conservative Portfolio - Class I
Contracts in accumulation period:
Select*Life I	535.382	$11.70	$6,264
Select*Life Series 2000	776.620	12.73	9,886
	1,312.002		$16,150
ING Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period:
Select*Life I	3,085.271	$10.97	$33,845
Select*Life Series 2000	31,619.266	12.21	386,071
	34,704.537		$419,916
ING Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period:
Select*Life I	2,149.643	$11.33	$24,355
Select*Life Series 2000	12,545.561	12.47	156,443
	14,695.204		$180,798
ING Growth and Income Portfolio - Class I
Contracts in accumulation period:
Select*Life I	5,121.928	$8.93	$45,739
Select*Life Series 2000	283,986.083	9.23	2,621,192
	289,108.011		$2,666,931
ING Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period:
Select*Life I	5,779.938	$11.14	$64,389
Select*Life Series 2000	180,728.566	12.85	2,322,362
	186,508.504		$2,386,751
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Select*Life I	10,544.631	$12.70	$133,917
Select*Life Series 2000	618,004.945	16.04	9,912,799
	628,549.576		$10,046,716
ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Select*Life I	11,627.489	$11.88	$138,135
Select*Life Series 2000	477,513.508	15.23	7,272,531
	489,140.997		$7,410,666

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Select*Life I	93,592.655	$12.46	$1,166,164
Select*Life Series 2000	253,421.306	12.73	3,226,053
	347,013.961		$4,392,217
ING Russell™ Large Cap Growth Index Portfolio - Class I
Contracts in accumulation period:
Select*Life I	1,214,057.734	$14.77	$17,931,633
Select*Life Series 2000	4,467,905.139	15.09	67,420,689
	5,681,962.873		$85,352,322
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
Select*Life I	2,040.003	$14.50	$29,580
Select*Life Series 2000	81,376.091	14.81	1,205,180
	83,416.094		$1,234,760
ING Russell™ Large Cap Value Index Portfolio - Class I
Contracts in accumulation period:
Select*Life I	62,443.006	$13.91	$868,582
Select*Life Series 2000	1,512,687.009	14.21	21,495,282
	1,575,130.015		$22,363,864
ING Russell™ Mid Cap Growth Index Portfolio - Class I
Contracts in accumulation period:
Select*Life I	7,633.653	$15.91	$121,451
Select*Life Series 2000	69,751.140	16.25	1,133,456
	77,384.793		$1,254,907
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
Select*Life I	960.697	$10.49	$10,078
Select*Life Series 2000	40,777.889	10.81	440,809
	41,738.586		$450,887
ING Small Company Portfolio - Class I
Contracts in accumulation period:
Select*Life I	829.127	$10.33	$8,565
Select*Life Series 2000	599,387.545	10.47	6,275,588
	600,216.672		$6,284,153
ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
Select*Life I	12,281.012	$12.12	$148,846
Select*Life Series 2000	316,221.331	12.48	3,946,442
	328,502.343		$4,095,288
ING International Value Portfolio - Class I
Contracts in accumulation period:
Select*Life I	14,034.675	$19.01	$266,799
Select*Life Series 2000	265,717.383	21.34	5,670,409
	279,752.058		$5,937,208

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Select*Life I	13,320.915	$21.41	$285,201
Select*Life Series 2000	757,676.384	11.76	8,910,274
	770,997.299		$9,195,475
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Select*Life I	27,518.495	$25.06	$689,613
Select*Life Series 2000	384,216.173	43.32	16,644,245
	411,734.668		$17,333,858
Neuberger Berman AMT Socially Responsive Portfolio® -
Class I
Contracts in accumulation period:
Select*Life I	1,460.473	$12.57	$18,358
Select*Life Series 2000	175,007.140	16.41	2,871,867
	176,467.613		$2,890,225

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2011, 2010, 2009, 2008, and 2007, follows:

						Investment Income RatioA	Expense RatioB (lowest to highest)
	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)					Total ReturnC (lowest to highest)

American Funds Insurance Series® Growth Fund -
Class 2
2011	2,338	$12.72	to	$18.09	$41,846	0.62%	0.00%	to	0.80%	-5.07%	to	-4.29%
2010	2,554	$13.40	to	$18.90	$47,750	0.68%	0.00%	to	0.80%	17.75%	to	18.64%
2009	2,827	$11.38	to	$15.93	$44,587	0.62%	0.00%	to	0.80%	38.27%	to	39.37%
2008	3,159	$8.23	to	$11.43	$35,762	0.84%	0.00%	to	0.80%	-44.39%	to	-43.94%
2007	3,365	$14.80	to	$20.39	$68,014	0.83%	0.00%	to	0.80%	11.45%	to	12.34%
American Funds Insurance Series® Growth-Income
Fund - Class 2
2011	1,811	$11.43	to	$15.95	$28,491	1.55%	0.00%	to	0.80%	-2.56%	to	-1.85%
2010	1,955	$11.73	to	$16.25	$31,308	1.39%	0.00%	to	0.80%	10.56%	to	11.45%
2009	2,197	$10.61	to	$14.58	$31,611	1.52%	0.00%	to	0.80%	30.18%	to	31.23%
2008	2,409	$8.15	to	$11.11	$26,470	1.78%	0.00%	to	0.80%	-38.35%	to	-37.86%
2007	2,516	$13.22	to	$17.88	$44,497	1.63%	0.00%	to	0.80%	4.18%	to	5.05%
American Funds Insurance Series® International Fund -
Class 2
2011	1,200	$12.90	to	$21.43	$25,206	1.76%	0.00%	to	0.80%	-14.68%	to	-13.97%
2010	1,337	$15.12	to	$24.91	$32,655	1.90%	0.00%	to	0.80%	6.40%	to	7.23%
2009	1,519	$14.21	to	$23.23	$34,611	1.44%	0.00%	to	0.80%	41.96%	to	43.04%
2008	1,760	$10.01	to	$16.24	$28,075	1.85%	0.00%	to	0.80%	-42.60%	to	-42.12%
2007	2,035	$17.44	to	$28.06	$56,099	1.63%	0.00%	to	0.80%	19.04%	to	20.02%
BlackRock Global Allocation V.I. Fund - Class III
2011	524	$12.69	to	$12.96	$6,777	2.68%	0.00%	to	0.80%	-4.37%	to	-3.64%
2010	389	$13.27	to	$13.45	$5,225	1.50%	0.00%	to	0.80%	8.86%	to	9.80%
2009	174	$12.19	to	$12.25	$2,125	(c)	0.00%	to	0.80%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

Fidelity® VIP Equity-Income Portfolio - Initial Class
2011	1,600	$34.91	to	$51.88	$61,061	2.48%	0.00%	to	0.80%	0.15%	to	0.98%
2010	1,769	$34.57	to	$51.80	$67,161	1.72%	0.00%	to	0.80%	14.22%	to	15.12%
2009	2,003	$30.03	to	$45.35	$66,321	2.13%	0.00%	to	0.80%	29.17%	to	30.23%
2008	2,303	$23.06	to	$35.11	$58,709	2.47%	0.00%	to	0.80%	-43.10%	to	-42.65%
2007	2,638	$40.21	to	$61.71	$117,512	1.83%	0.00%	to	0.80%	0.70%	to	1.51%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2011	1,786	$22.44	to	$44.83	$76,897	1.01%	0.00%	to	0.80%	-3.32%	to	-2.52%
2010	1,962	$23.21	to	$45.99	$86,692	1.16%	0.00%	to	0.80%	16.28%	to	17.23%
2009	2,250	$19.96	to	$39.23	$84,909	1.31%	0.00%	to	0.80%	34.68%	to	35.70%
2008	2,594	$14.82	to	$28.91	$71,989	0.96%	0.00%	to	0.80%	-43.00%	to	-42.51%
2007	3,015	$26.00	to	$50.29	$145,859	0.95%	0.00%	to	0.80%	16.64%	to	17.58%
Fidelity® VIP Index 500 Portfolio - Initial Class
2011	49	$33.99			$1,677	1.84%	0.80%			1.22%
2010	60	$33.58			$2,015	1.71%	0.80%			14.10%
2009	78	$29.43			$2,302	2.26%	0.80%			25.61%
2008	102	$23.43	to	$24.74	$2,398	2.10%	0.00%	to	0.80%	-37.52%	to	-37.00%
2007	119	$37.50	to	$39.27	$4,457	3.64%	0.00%	to	0.80%	4.60%	to	5.45%
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
2011	247	$28.81	to	$32.14	$7,186	3.06%	0.00%	to	0.80%	6.46%	to	7.34%
2010	296	$26.84	to	$30.19	$8,025	3.27%	0.00%	to	0.80%	6.94%	to	7.79%
2009	379	$24.90	to	$28.23	$9,551	8.86%	0.00%	to	0.80%	14.80%	to	15.76%
2008	525	$21.51	to	$24.59	$11,431	4.41%	0.00%	to	0.80%	-4.02%	to	-3.28%
2007	647	$22.24	to	$25.62	$14,574	4.41%	0.00%	to	0.80%	3.52%	to	4.36%
ING Balanced Portfolio - Class I
2011	566	$10.33	to	$10.81	$5,994	2.83%	0.00%	to	0.80%	-2.09%	to	-1.37%
2010	659	$10.55	to	$10.96	$7,091	2.79%	0.00%	to	0.80%	13.20%	to	14.17%
2009	774	$9.32	to	$9.60	$7,331	4.38%	0.00%	to	0.80%	18.27%	to	19.25%
2008	908	$7.88	to	$8.05	$7,229	3.76%	0.00%	to	0.80%	-28.69%	to	-28.12%
2007	1,056	$11.05	to	$11.20	$11,739	2.63%	0.00%	to	0.80%	4.74%	to	5.56%

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING Intermediate Bond Portfolio - Class I
2011	757	$12.89	to	$16.45	$12,384	4.82%	0.00%	to	0.80%	6.71%	to	7.52%
2010	687	$12.08	to	$15.30	$10,458	5.20%	0.00%	to	0.80%	8.93%	to	9.83%
2009	712	$11.09	to	$13.93	$9,868	6.12%	0.00%	to	0.80%	10.68%	to	11.62%
2008	884	$10.02	to	$12.48	$10,975	7.01%	0.00%	to	0.80%	-9.16%	to	-8.50%
2007	544	$11.03	to	$13.64	$7,393	4.03%	0.00%	to	0.80%	5.15%	to	6.07%
ING Artio Foreign Portfolio - Institutional Class
2011	600	$9.76	to	$10.30	$6,172	2.18%	0.00%	to	0.80%	-22.23%	to	-21.61%
2010	719	$12.55	to	$13.14	$9,422	-	0.00%	to	0.80%	6.27%	to	7.18%
2009	876	$11.81	to	$12.26	$10,709	3.50%	0.00%	to	0.80%	19.66%	to	20.67%
2008	1,038	$9.87	to	$10.16	$10,528	-	0.00%	to	0.80%	-43.89%	to	-43.49%
2007	938	$17.59	to	$17.98	$16,838	0.29%	0.00%	to	0.80%	15.80%	to	16.75%
ING BlackRock Health Sciences Opportunities
Portfolio - Institutional Class
2011	146	$12.56	to	$13.25	$1,933	0.82%	0.00%	to	0.80%	4.32%	to	5.08%
2010	138	$12.04	to	$12.61	$1,736	-	0.00%	to	0.80%	6.36%	to	7.23%
2009	208	$11.32	to	$11.76	$2,444	-	0.00%	to	0.80%	19.41%	to	20.37%
2008	298	$9.48	to	$9.77	$2,911	0.48%	0.00%	to	0.80%	-29.04%	to	-28.48%
2007	151	$13.36	to	$13.66	$2,056	0.36%	0.00%	to	0.80%	7.92%	to	8.76%
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2011	95	$11.39	to	$12.02	$1,122	0.63%	0.00%	to	0.80%	-2.06%	to	-1.31%
2010	91	$11.63	to	$12.18	$1,088	0.47%	0.00%	to	0.80%	12.69%	to	13.62%
2009	97	$10.32	to	$10.72	$1,028	0.54%	0.00%	to	0.80%	29.49%	to	30.57%
2008	101	$7.97	to	$8.21	$819	0.19%	0.00%	to	0.80%	-39.39%	to	-38.91%
2007	94	$13.15	to	$13.44	$1,252	-	0.00%	to	0.80%	6.22%	to	7.09%
ING Clarion Global Real Estate Portfolio - Service Class
2011	392	$8.17	to	$8.41	$3,297	3.56%	0.00%	to	0.80%	-5.98%	to	-5.29%
2010	458	$8.69	to	$8.88	$4,062	8.66%	0.00%	to	0.80%	14.95%	to	15.93%
2009	446	$7.56	to	$7.66	$3,417	2.39%	0.00%	to	0.80%	32.40%	to	33.45%
2008	542	$5.71	to	$5.74	$3,108	(b)	0.00%	to	0.80%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000 's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING Clarion Real Estate Portfolio - Institutional Class
2011	68	$28.27			$1,926	1.51%		-		9.79%
2010	80	$25.75			$2,056	3.66%		-		28.30%
2009	102	$20.07			$2,040	3.69%		-		36.16%
2008	137	$14.74			$2,020	1.65%		-		-38.30%
2007	205	$23.89			$4,906	1.43%		-		-17.54%
ING DFA Global Allocation Portfolio - Institutional
Class
2011	17	$10.05	to	$10.19	$172	4.42%	0.00%	to	0.80%	-4.59%
2010	1	$10.68			$9	(d)		-			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING DFA World Equity Portfolio - Institutional Class
2011	53	$8.13	to	$8.38	$447	2.77%	0.00%	to	0.80%	-8.91%
2010	45		$9.20		$418	1.35%		-		25.17%
2009	24		$7.35		$175	-		-		22.09%
2008	6		$6.02		$35	(b)		-			(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
2011	468	$10.67	to	$11.17	$5,213	0.20%	0.00%	to	0.80%	-11.45%	to	-10.71%
2010	531	$12.05	to	$12.51	$6,634	0.41%	0.00%	to	0.80%	27.65%	to	28.57%
2009	476	$9.44	to	$9.73	$4,623	0.68%	0.00%	to	0.80%	38.42%	to	39.60%
2008	517	$6.82	to	$6.97	$3,599	1.49%	0.00%	to	0.80%	-39.49%	to	-39.02%
2007	401	$11.27	to	$11.43	$4,576	0.25%	0.00%	to	0.80%	13.84%	to	14.87%
ING Franklin Templeton Founding Strategy Portfolio -
Institutional Class
2011	86	$9.45	to	$9.74	$832	4.69%	0.00%	to	0.80%	-1.87%	to	-1.02%
2010	111	$9.63	to	$9.84	$1,089	2.23%	0.00%	to	0.80%	10.06%	to	10.94%
2009	110	$8.75	to	$8.87	$974	2.89%	0.00%	to	0.80%	29.63%	to	30.63%
2008	81	$6.75	to	$6.79	$548	(b)	0.00%	to	0.80%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING Global Resources Portfolio - Institutional Class
2011	440	$19.04	to	$33.11	$13,982	0.83%	0.00%	to	0.80%	-9.63%	to	-8.91%
2010	493	$21.07	to	$36.35	$17,283	1.05%	0.00%	to	0.80%	20.95%	to	21.98%
2009	474	$17.42	to	$29.80	$13,467	0.59%	0.00%	to	0.80%	36.73%	to	37.77%
2008	480	$12.74	to	$21.63	$9,839	2.27%	0.00%	to	0.80%	-41.32%	to	-40.82%
2007	444	$21.71	to	$36.55	$15,123	0.12%	0.00%	to	0.80%	32.54%	to	33.59%
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
2011	686	$11.74	to	$12.39	$8,465	1.25%	0.00%	to	0.80%	-2.98%	to	-2.21%
2010	745	$12.10	to	$12.67	$9,412	0.24%	0.00%	to	0.80%	11.62%	to	12.52%
2009	858	$10.84	to	$11.26	$9,636	1.22%	0.00%	to	0.80%	22.90%	to	23.87%
2008	957	$8.82	to	$9.09	$8,680	3.80%	0.00%	to	0.80%	-32.77%	to	-32.16%
2007	1,097	$13.12	to	$13.40	$14,677	1.52%	0.00%	to	0.80%	1.78%	to	2.52%
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2011	609	$12.66	to	$13.25	$8,057	1.11%	0.00%	to	0.80%	-18.74%	to	-18.06%
2010	728	$15.58	to	$16.17	$11,758	0.67%	0.00%	to	0.80%	19.66%	to	20.58%
2009	658	$13.02	to	$13.41	$8,819	1.63%	0.00%	to	0.80%	70.64%	to	72.14%
2008	474	$7.63	to	$7.79	$3,689	2.82%	0.00%	to	0.80%	-51.52%	to	-51.19%
2007	551	$15.74	to	$15.96	$8,798	0.98%	0.00%	to	0.80%	37.71%	to	38.90%
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2011	1,439	$14.28	to	$16.31	$23,308	0.57%	0.00%	to	0.80%	-1.86%	to	-1.03%
2010	1,639	$14.55	to	$16.48	$26,850	0.43%	0.00%	to	0.80%	26.08%	to	27.06%
2009	1,811	$11.54	to	$12.97	$23,344	0.72%	0.00%	to	0.80%	26.40%	to	27.41%
2008	2,115	$9.13	to	$10.18	$21,402	0.81%	0.00%	to	0.80%	-30.20%	to	-29.65%
2007	2,378	$13.08	to	$14.47	$34,220	0.34%	0.00%	to	0.80%	-2.39%	to	-1.56%
ING Large Cap Growth Portfolio - Institutional Class
2011	4,989	$15.73	to	$16.60	$82,680	0.31%	0.00%	to	0.80%	1.68%	to	2.47%
2010	5,499	$15.47	to	$16.20	$88,964	0.39%	0.00%	to	0.80%	13.67%	to	14.57%
2009	6,306	$13.61	to	$14.14	$89,062	0.48%	0.00%	to	0.80%	41.62%	to	42.83%
2008	7,164	$9.61	to	$9.90	$70,858	0.53%	0.00%	to	0.80%	-27.96%	to	-27.37%
2007	8,082	$13.34	to	$13.63	$110,080	0.33%	0.00%	to	0.80%	11.07%	to	11.90%

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING Large Cap Value Portfolio - Institutional Class
2011	9	$10.13	to	$10.21	$89	(e)	0.00%	to	0.80%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Limited Maturity Bond Portfolio - Service Class
2011	2,149	$11.75	to	$12.79	$27,449	3.10%	0.00%	to	0.80%	0.34%	to	1.19%
2010	2,047	$11.71	to	$12.64	$25,833	3.58%	0.00%	to	0.80%	2.27%	to	3.10%
2009	1,947	$11.45	to	$12.26	$23,837	4.63%	0.00%	to	0.80%	6.31%	to	7.17%
2008	1,792	$10.77	to	$11.44	$20,471	6.30%	0.00%	to	0.80%	-1.01%	to	-0.26%
2007	1,342	$10.88	to	$11.47	$15,362	2.04%	0.00%	to	0.80%	4.92%	to	5.81%
ING Liquid Assets Portfolio - Institutional Class
2011	3,647	$11.06	to	$11.86	$42,945	0.01%	0.00%	to	0.80%	-0.81%	to	0.08%
2010	4,672	$11.15	to	$11.85	$55,060	0.06%	0.00%	to	0.80%	-0.71%
2009	5,479	$11.23	to	$11.85	$64,632	0.31%	0.00%	to	0.80%	-0.27%	to	0.59%
2008	5,629	$11.26	to	$11.78	$66,021	2.53%	0.00%	to	0.80%	1.81%	to	2.61%
2007	4,723	$11.06	to	$11.48	$54,009	5.07%	0.00%	to	0.80%	4.44%	to	5.22%
ING Marsico Growth Portfolio - Institutional Class
2011	177	$12.14	to	$17.01	$2,987	0.48%	0.00%	to	0.80%	-2.18%	to	-1.39%
2010	190	$12.41	to	$17.25	$3,237	0.73%	0.00%	to	0.80%	19.10%	to	20.13%
2009	234	$10.42	to	$14.36	$3,313	1.20%	0.00%	to	0.80%	28.33%	to	29.25%
2008	259	$8.12	to	$11.11	$2,841	0.82%	0.00%	to	0.80%	-40.64%	to	-40.14%
2007	352	$13.68	to	$18.56	$6,478	0.02%	0.00%	to	0.80%	13.53%	to	14.43%
ING MFS Total Return Portfolio - Institutional Class
2011	451	$12.06	to	$15.83	$7,080	2.77%	0.00%	to	0.80%	1.01%	to	1.87%
2010	468	$11.94	to	$15.54	$7,222	0.42%	0.00%	to	0.80%	9.34%	to	10.21%
2009	506	$10.92	to	$14.10	$7,096	2.63%	0.00%	to	0.80%	17.17%	to	18.09%
2008	581	$9.32	to	$11.94	$6,902	8.82%	0.00%	to	0.80%	-22.78%	to	-22.16%
2007	239	$12.07	to	$15.34	$3,639	2.59%	0.00%	to	0.80%	3.43%	to	4.28%

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING MFS Utilities Portfolio - Institutional Class
2011	175	$16.18	to	$17.01	$2,955	3.63%	0.00%	to	0.80%	5.75%	to	6.58%
2010	196	$15.30	to	$15.96	$3,101	2.68%	0.00%	to	0.80%	13.17%	to	14.08%
2009	228	$13.52	to	$13.99	$3,174	5.26%	0.00%	to	0.80%	32.03%	to	33.11%
2008	285	$10.24	to	$10.51	$2,987	4.04%	0.00%	to	0.80%	-38.05%	to	-37.55%
2007	282	$16.53	to	$16.83	$4,740	0.99%	0.00%	to	0.80%	26.76%	to	27.69%
ING MFS Utilities Portfolio - Service Class
2011	139	$19.18			$2,666	3.63%		-		6.38%
2010	137	$18.03			$2,464	2.55%		-		13.68%
2009	152	$15.86			$2,405	5.49%		-		32.83%
2008	152	$11.94			$1,818	3.54%		-		-37.72%
2007	153	$19.17			$2,927	0.74%		-		27.38%
ING PIMCO Total Return Bond Portfolio - Institutional
Class
2011	2,166	$12.60	to	$12.98	$28,100	4.04%	0.00%	to	0.80%	2.77%	to	3.67%
2010	2,167	$12.26	to	$12.52	$27,119	5.44%	0.00%	to	0.80%	7.26%	to	8.02%
2009	1,535	$11.43	to	$11.59	$17,785	4.15%	0.00%	to	0.80%	13.73%	to	14.64%
2008	348	$10.05	to	$10.11	$3,513	(b)	0.00%	to	0.80%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Fund Portfolio - Institutional Class
2011	23	$11.71	to	$12.36	$288	1.56%	0.00%	to	0.80%	-5.11%	to	-4.26%
2010	28	$12.34	to	$12.91	$354	1.18%	0.00%	to	0.80%	15.22%	to	16.10%
2009	29	$10.71	to	$11.12	$322	1.51%	0.00%	to	0.80%	23.53%	to	24.52%
2008	23	$8.67	to	$8.93	$207	3.68%	0.00%	to	0.80%	-35.06%	to	-34.53%
2007	21	$13.35	to	$13.64	$282	1.52%	0.00%	to	0.80%	4.46%	to	5.33%
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2011	371	$11.78	to	$12.43	$4,616	1.56%	0.00%	to	0.80%	-5.61%	to	-4.82%
2010	405	$12.48	to	$13.06	$5,285	1.05%	0.00%	to	0.80%	17.29%	to	18.19%
2009	485	$10.64	to	$11.05	$5,363	1.41%	0.00%	to	0.80%	24.44%	to	25.43%
2008	554	$8.55	to	$8.81	$4,878	2.17%	0.00%	to	0.80%	-33.46%	to	-32.90%
2007	570	$12.85	to	$13.13	$7,484	0.81%	0.00%	to	0.80%	4.90%	to	5.72%

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000 's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING Retirement Growth Portfolio - Institutional Class
2011	1,420	$10.30	to	$10.48	$14,878	1.27%	0.00%	to	0.80%	-1.53%	to	-0.76%
2010	1,719	$10.46	to	$10.56	$18,150	0.45%	0.00%	to	0.80%	11.28%	to	12.10%
2009	1,843	$9.40	to	$9.42	$17,355	(c)	0.00%	to	0.80%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Moderate Growth Portfolio -
Institutional Class
2011	564	$10.56	to	$10.75	$6,057	1.36%	0.00%	to	0.80%	-0.38%	to	0.47%
2010	656	$10.60	to	$10.70	$7,013	0.59%	0.00%	to	0.80%	10.53%	to	11.34%
2009	614	$9.59	to	$9.61	$5,900	(c)	0.00%	to	0.80%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Moderate Portfolio - Institutional Class
2011	848	$11.03	to	$11.23	$9,521	1.74%	0.00%	to	0.80%	1.75%	to	2.65%
2010	855	$10.84	to	$10.94	$9,357	0.54%	0.00%	to	0.80%	8.94%	to	9.73%
2009	748	$9.95	to	$9.97	$7,455	(c)	0.00%	to	0.80%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
2011	2,292	$14.54	to	$22.31	$50,411	2.10%	0.00%	to	0.80%	2.32%	to	3.19%
2010	2,461	$14.21	to	$21.62	$52,519	1.83%	0.00%	to	0.80%	13.41%	to	14.27%
2009	2,687	$12.53	to	$18.92	$50,266	2.03%	0.00%	to	0.80%	32.45%	to	33.62%
2008	3,084	$9.46	to	$14.16	$43,264	5.47%	0.00%	to	0.80%	-27.90%	to	-27.35%
2007	2,624	$13.12	to	$19.49	$50,611	2.04%	0.00%	to	0.80%	3.88%	to	4.67%
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
2011	797	$11.68	to	$16.74	$13,088	2.60%	0.00%	to	0.80%	-1.43%	to	-0.65%
2010	590	$11.85	to	$16.85	$9,880	1.83%	0.00%	to	0.80%	14.27%	to	15.25%
2009	621	$10.37	to	$14.62	$9,011	1.87%	0.00%	to	0.80%	24.34%	to	25.28%
2008	661	$8.34	to	$11.67	$7,661	5.22%	0.00%	to	0.80%	-36.04%	to	-35.52%
2007	607	$13.04	to	$18.10	$10,905	1.67%	0.00%	to	0.80%	2.52%	to	3.37%

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING T. Rowe Price International Stock Portfolio -
Institutional Class
2011	1,136	$12.52	to	$13.21	$14,964	3.87%	0.00%	to	0.80%	-12.81%	to	-12.11%
2010	1,281	$14.36	to	$15.03	$19,203	1.60%	0.00%	to	0.80%	13.07%	to	13.95%
2009	1,459	$12.70	to	$13.19	$19,196	1.56%	0.00%	to	0.80%	36.85%	to	37.97%
2008	1,667	$9.28	to	$9.56	$15,907	1.24%	0.00%	to	0.80%	-49.73%	to	-49.31%
2007	2,005	$18.46	to	$18.86	$37,760	1.18%	0.00%	to	0.80%	19.87%	to	20.90%
ING U.S. Stock Index Portfolio - Institutional Class
2011	4,234	$11.80	to	$13.03	$55,160	1.93%	0.00%	to	0.80%	0.94%	to	1.80%
2010	4,634	$11.69	to	$12.80	$59,310	1.47%	0.00%	to	0.80%	13.83%	to	14.70%
2009	5,367	$10.27	to	$11.16	$59,892	0.63%	0.00%	to	0.80%	25.24%	to	26.24%
2008	6,187	$8.20	to	$8.84	$54,683	3.66%	0.00%	to	0.80%	-37.64%	to	-37.13%
2007	6,819	$13.15	to	$14.06	$95,860	1.67%	0.00%	to	0.80%	4.45%	to	5.32%
ING American Century Small-Mid Cap Value Portfolio -
Initial Class
2011	8	$14.56	to	$15.37	$120	1.48%	0.00%	to	0.80%	-3.77%	to	-2.97%
2010	10	$15.13	to	$15.84	$151	0.74%	0.00%	to	0.80%	21.43%	to	22.41%
2009	31	$12.46	to	$12.94	$390	1.87%	0.00%	to	0.80%	34.99%	to	36.07%
2008	38	$9.23	to	$9.51	$359	1.05%	0.00%	to	0.80%	-26.98%	to	-26.39%
2007	46	$12.64	to	$12.92	$589	0.68%	0.00%	to	0.80%	-3.51%	to	-2.71%
ING Baron Small Cap Growth Portfolio - Initial Class
2011	395	$13.46	to	$14.20	$5,602	-	0.00%	to	0.80%	1.66%	to	2.45%
2010	412	$13.24	to	$13.86	$5,702	-	0.00%	to	0.80%	25.86%	to	26.81%
2009	449	$10.52	to	$10.93	$4,909	-	0.00%	to	0.80%	34.36%	to	35.44%
2008	425	$7.83	to	$8.07	$3,427	-	0.00%	to	0.80%	-41.57%	to	-41.09%
2007	474	$13.40	to	$13.70	$6,493	-	0.00%	to	0.80%	5.43%	to	6.37%
ING Columbia Small Cap Value II Portfolio - Initial Class
2011	425	$10.15	to	$10.62	$4,512	0.71%	0.00%	to	0.80%	-3.24%	to	-2.48%
2010	437	$10.49	to	$10.89	$4,759	1.45%	0.00%	to	0.80%	24.44%	to	25.46%
2009	450	$8.43	to	$8.68	$3,903	1.36%	0.00%	to	0.80%	23.97%	to	25.07%
2008	517	$6.80	to	$6.94	$3,586	0.32%	0.00%	to	0.80%	-34.36%	to	-33.90%
2007	439	$10.36	to	$10.50	$4,608	0.15%	0.00%	to	0.80%	2.47%	to	3.24%

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING Global Bond Portfolio - Service Class
2011	979	$13.88	to	$14.65	$14,331	7.68%	0.00%	to	0.80%	2.66%	to	3.53%
2010	1,043	$13.52	to	$14.15	$14,747	3.14%	0.00%	to	0.80%	14.58%	to	15.51%
2009	885	$11.80	to	$12.25	$10,828	3.53%	0.00%	to	0.80%	20.41%	to	21.29%
2008	924	$9.80	to	$10.10	$9,329	6.69%	0.00%	to	0.80%	-16.38%	to	-15.69%
2007	424	$11.72	to	$11.98	$5,079	4.64%	0.00%	to	0.80%	7.72%	to	8.61%
ING Invesco Van Kampen Comstock Portfolio - Initial
Class
2011	365	$10.75	to	$14.00	$5,066	1.67%	0.00%	to	0.80%	-2.54%	to	-1.82%
2010	379	$11.03	to	$14.26	$5,369	1.48%	0.00%	to	0.80%	14.42%	to	15.37%
2009	456	$9.64	to	$12.36	$5,599	2.35%	0.00%	to	0.80%	27.85%	to	28.88%
2008	546	$7.54	to	$9.59	$5,190	4.27%	0.00%	to	0.80%	-36.85%	to	-36.32%
2007	644	$11.94	to	$15.06	$9,558	1.65%	0.00%	to	0.80%	-2.85%	to	-2.08%
ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class
2011	106	$12.70	to	$15.12	$1,556	2.16%	0.00%	to	0.80%	-1.85%	to	-1.11%
2010	118	$12.94	to	$15.29	$1,780	1.83%	0.00%	to	0.80%	11.46%	to	12.34%
2009	127	$11.61	to	$13.61	$1,715	1.83%	0.00%	to	0.80%	21.70%	to	22.61%
2008	152	$9.54	to	$11.10	$1,665	5.59%	0.00%	to	0.80%	-23.98%	to	-23.34%
2007	140	$12.55	to	$14.48	$2,019	2.32%	0.00%	to	0.80%	2.70%	to	3.58%
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2011	464	$13.37	to	$20.95	$9,660	1.14%	0.00%	to	0.80%	1.29%	to	2.05%
2010	430	$13.20	to	$20.53	$8,758	0.99%	0.00%	to	0.80%	22.34%	to	23.30%
2009	434	$10.79	to	$16.65	$7,161	1.40%	0.00%	to	0.80%	24.88%	to	25.95%
2008	493	$8.64	to	$13.22	$6,437	2.65%	0.00%	to	0.80%	-33.44%	to	-32.89%
2007	526	$12.98	to	$19.70	$10,192	0.78%	0.00%	to	0.80%	1.80%	to	2.60%
ING Oppenheimer Global Portfolio - Initial Class
2011	2,692	$12.80	to	$13.51	$36,258	1.52%	0.00%	to	0.80%	-8.83%	to	-8.10%
2010	2,931	$14.04	to	$14.70	$42,974	1.55%	0.00%	to	0.80%	15.08%	to	16.02%
2009	3,346	$12.20	to	$12.67	$42,302	2.37%	0.00%	to	0.80%	38.48%	to	39.54%
2008	3,846	$8.81	to	$9.08	$34,855	2.47%	0.00%	to	0.80%	-40.79%	to	-40.30%
2007	3,802	$14.88	to	$15.21	$57,740	1.11%	0.00%	to	0.80%	5.76%	to	6.59%

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING PIMCO Total Return Portfolio - Initial Class
2011	248	$13.90	to	$15.60	$3,842	2.88%	0.00%	to	0.80%	2.66%	to	3.52%
2010	369	$13.54	to	$15.07	$5,532	3.40%	0.00%	to	0.80%	6.95%	to	7.80%
2009	454	$12.66	to	$13.98	$6,305	3.04%	0.00%	to	0.80%	12.04%	to	12.92%
2008	637	$11.30	to	$12.38	$7,845	5.51%	0.00%	to	0.80%	-0.70%	to	0.08%
2007	721	$11.38	to	$12.37	$8,866	3.71%	0.00%	to	0.80%	8.69%	to	9.66%
ING Pioneer High Yield Portfolio - Initial Class
2011	1,135	$13.67	to	$14.08	$15,900	5.74%	0.00%	to	0.80%	-1.51%	to	-0.71%
2010	1,347	$13.88	to	$14.18	$19,029	6.15%	0.00%	to	0.80%	18.03%	to	18.96%
2009	1,570	$11.76	to	$11.92	$18,668	7.77%	0.00%	to	0.80%	65.87%	to	67.18%
2008	1,725	$7.09	to	$7.13	$12,283	(b)	0.00%	to	0.80%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2011	2,947	$14.25	to	$15.04	$44,169	0.34%	0.00%	to	0.80%	-4.49%	to	-3.71%
2010	3,289	$14.92	to	$15.62	$51,227	0.27%	0.00%	to	0.80%	27.52%	to	28.45%
2009	3,766	$11.70	to	$12.16	$45,685	0.42%	0.00%	to	0.80%	45.16%	to	46.51%
2008	4,358	$8.06	to	$8.30	$36,101	0.47%	0.00%	to	0.80%	-43.60%	to	-43.15%
2007	4,943	$14.29	to	$14.60	$72,067	0.19%	0.00%	to	0.80%	12.52%	to	13.35%
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2011	326	$10.93	to	$11.54	$3,752	1.14%	0.00%	to	0.80%	-3.36%	to	-2.53%
2010	351	$11.31	to	$11.84	$4,148	0.88%	0.00%	to	0.80%	12.54%	to	13.41%
2009	410	$10.05	to	$10.44	$4,276	1.39%	0.00%	to	0.80%	30.69%	to	31.82%
2008	481	$7.69	to	$7.92	$3,802	2.47%	0.00%	to	0.80%	-40.20%	to	-39.77%
2007	538	$12.86	to	$13.15	$7,067	0.74%	0.00%	to	0.80%	0.31%	to	1.23%
ING Strategic Allocation Conservative Portfolio - Class I
2011	1	$11.70	to	$12.73	$16	5.88%	0.00%	to	0.80%	0.95%	to	1.76%
2010	1	$11.59	to	$12.51	$18	4.88%	0.00%	to	0.80%	10.17%	to	11.10%
2009	2	$10.52	to	$11.26	$23	10.53%	0.00%	to	0.80%	16.89%	to	17.91%
2008	4	$9.00	to	$9.55	$34	4.08%	0.00%	to	0.80%	-24.18%	to	-23.60%
2007	5	$11.87	to	$12.50	$64	2.94%	0.00%	to	0.80%	4.95%	to	5.84%

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING Strategic Allocation Growth Portfolio - Class I
2011	35	$10.97	to	$12.21	$420	2.67%	0.00%	to	0.80%	-3.69%	to	-2.86%
2010	39	$11.39	to	$12.57	$480	3.20%	0.00%	to	0.80%	12.11%	to	13.04%
2009	58	$10.16	to	$11.12	$644	9.89%	0.00%	to	0.80%	24.36%	to	25.23%
2008	65	$8.17	to	$8.88	$569	2.22%	0.00%	to	0.80%	-36.62%	to	-36.07%
2007	116	$12.89	to	$13.89	$1,596	1.87%	0.00%	to	0.80%	4.20%	to	5.07%
ING Strategic Allocation Moderate Portfolio - Class I
2011	15	$11.33	to	$12.47	$181	3.17%	0.00%	to	0.80%	-1.39%	to	-0.56%
2010	16	$11.49	to	$12.54	$198	5.44%	0.00%	to	0.80%	11.12%	to	11.96%
2009	38	$10.34	to	$11.20	$427	8.57%	0.00%	to	0.80%	20.79%	to	21.87%
2008	50	$8.56	to	$9.19	$460	3.28%	0.00%	to	0.80%	-31.02%	to	-30.48%
2007	62	$12.41	to	$13.22	$820	2.40%	0.00%	to	0.80%	4.64%	to	5.51%
ING Growth and Income Portfolio - Class I
2011	289	$8.93	to	$9.23	$2,667	1.19%	0.00%	to	0.80%	-1.00%	to	-0.22%
2010	348	$9.02	to	$9.25	$3,216	1.11%	0.00%	to	0.80%	13.17%	to	14.06%
2009	337	$7.97	to	$8.11	$2,730	1.93%	0.00%	to	0.80%	29.17%	to	30.39%
2008	162	$6.17	to	$6.22	$1,008	1.41%	0.00%	to	0.80%	-38.11%	to	-37.68%
2007	198	$9.97	to	$9.98	$1,972	(a)	0.00%	to	0.80%		(a)
ING Index Plus LargeCap Portfolio - Class I
2011	187	$11.14	to	$12.85	$2,387	1.91%	0.00%	to	0.80%	-0.89%	to	-0.08%
2010	183	$11.24	to	$12.86	$2,336	2.00%	0.00%	to	0.80%	13.08%	to	14.01%
2009	219	$9.94	to	$11.28	$2,460	3.37%	0.00%	to	0.80%	22.26%	to	23.14%
2008	238	$8.13	to	$9.16	$2,168	2.44%	0.00%	to	0.80%	-37.75%	to	-37.22%
2007	189	$13.06	to	$14.59	$2,752	1.24%	0.00%	to	0.80%	4.15%	to	5.04%
ING Index Plus MidCap Portfolio - Class I
2011	629	$12.70	to	$16.04	$10,047	0.92%	0.00%	to	0.80%	-1.93%	to	-1.17%
2010	684	$12.95	to	$16.23	$11,059	1.11%	0.00%	to	0.80%	20.92%	to	21.94%
2009	814	$10.71	to	$13.31	$10,801	1.66%	0.00%	to	0.80%	30.61%	to	31.65%
2008	915	$8.20	to	$10.11	$9,216	1.46%	0.00%	to	0.80%	-38.02%	to	-37.55%
2007	959	$13.23	to	$16.19	$15,483	0.80%	0.00%	to	0.80%	4.67%	to	5.54%

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING Index Plus SmallCap Portfolio - Class I
2011	489	$11.88	to	$15.23	$7,411	0.96%	0.00%	to	0.80%	-1.57%	to	-0.78%
2010	540	$12.07	to	$15.35	$8,242	0.71%	0.00%	to	0.80%	21.92%	to	22.90%
2009	662	$9.90	to	$12.49	$8,196	1.73%	0.00%	to	0.80%	23.75%	to	24.78%
2008	736	$8.00	to	$10.01	$7,310	0.97%	0.00%	to	0.80%	-34.10%	to	-33.53%
2007	878	$12.14	to	$15.06	$13,106	0.47%	0.00%	to	0.80%	-6.97%	to	-6.23%
ING International Index Portfolio - Class S
2011	347	$12.46	to	$12.73	$4,392	2.50%	0.00%	to	0.80%	-13.11%	to	-12.39%
2010	393	$14.34	to	$14.53	$5,682	3.43%	0.00%	to	0.80%	6.78%	to	7.63%
2009	469	$13.43	to	$13.50	$6,321	(c)	0.00%	to	0.80%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2011	5,682	$14.77	to	$15.09	$85,352	1.26%	0.00%	to	0.80%	3.36%	to	4.21%
2010	6,261	$14.29	to	$14.48	$90,408	0.65%	0.00%	to	0.80%	11.90%	to	12.77%
2009	7,095	$12.77	to	$12.84	$90,993	(c)	0.00%	to	0.80%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Index Portfolio - Class I
2011	83	$14.50	to	$14.81	$1,235	1.59%	0.00%	to	0.80%	1.75%	to	2.56%
2010	89	$14.25	to	$14.44	$1,287	3.53%	0.00%	to	0.80%	11.33%	to	12.20%
2009	107	$12.80	to	$12.87	$1,377	(c)	0.00%	to	0.80%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2011	1,575	$13.91	to	$14.21	$22,364	1.69%	0.00%	to	0.80%	0.07%	to	0.85%
2010	1,714	$13.90	to	$14.09	$24,141	1.51%	0.00%	to	0.80%	10.49%	to	11.38%
2009	1,935	$12.58	to	$12.65	$24,467	(c)	0.00%	to	0.80%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING Russell™ Mid Cap Growth Index Portfolio - Class I
2011	77	$15.91	to	$16.25	$1,255	0.83%	0.00%	to	0.80%	-2.75%	to	-2.05%
2010	84	$16.36	to	$16.59	$1,386	0.31%	0.00%	to	0.80%	25.17%	to	26.26%
2009	94	$13.07	to	$13.14	$1,235	(c)	0.00%	to	0.80%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Small Cap Index Portfolio - Class I
2011	42	$10.49	to	$10.81	$451	1.00%	0.00%	to	0.80%	-4.72%	to	-3.91%
2010	67	$11.01	to	$11.25	$751	0.57%	0.00%	to	0.80%	25.40%	to	26.40%
2009	33	$8.78	to	$8.90	$296	-	0.00%	to	0.80%	25.61%	to	26.60%
2008	29	$6.99	to	$7.03	$202	(b)	0.00%	to	0.80%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Small Company Portfolio - Class I
2011	600	$10.33	to	$10.47	$6,284	0.41%	0.00%	to	0.80%	-3.28%	to	-2.51%
2010	646	$10.68	to	$10.74	$6,939	(d)	0.00%	to	0.80%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING U.S. Bond Index Portfolio - Class I
2011	329	$12.12	to	$12.48	$4,095	1.92%	0.00%	to	0.80%	6.32%	to	7.22%
2010	291	$11.40	to	$11.64	$3,391	2.80%	0.00%	to	0.80%	5.36%	to	6.11%
2009	212	$10.82	to	$10.97	$2,328	2.60%	0.00%	to	0.80%	5.05%	to	5.89%
2008	50	$10.30	to	$10.36	$515	(b)	0.00%	to	0.80%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING International Value Portfolio - Class I
2011	280	$19.01	to	$21.34	$5,937	2.54%	0.00%	to	0.80%	-15.62%	to	-14.95%
2010	353	$22.53	to	$25.09	$8,807	1.92%	0.00%	to	0.80%	1.67%	to	2.49%
2009	466	$22.16	to	$24.48	$11,338	1.60%	0.00%	to	0.80%	26.12%	to	27.17%
2008	625	$17.57	to	$19.25	$11,966	2.68%	0.00%	to	0.80%	-43.19%	to	-42.76%
2007	811	$30.93	to	$33.63	$27,156	1.71%	0.00%	to	0.80%	12.51%	to	13.46%

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000 's)	Unit Fair Value (lowest to highest)			Net Assets (000 's)	Investment Income RatioA	Expense RatioB (lowest to highest)			Total ReturnC (lowest to highest)

ING MidCap Opportunities Portfolio - Class I
2011	771	$11.76	to	$21.41	$9,195	-	0.00%	to	0.80%	-1.29%	to	-0.51%
2010	912	$11.82	to	$21.69	$10,953	0.68%	0.00%	to	0.80%	29.26%	to	30.32%
2009	1,134	$9.07	to	$16.78	$10,453	0.22%	0.00%	to	0.80%	40.30%	to	41.50%
2008	1,461	$6.41	to	$11.96	$9,524	-	0.00%	to	0.80%	-38.10%	to	-37.65%
2007	1,667	$10.28	to	$19.32	$17,470	-	0.00%	to	0.80%	24.73%	to	25.83%
ING SmallCap Opportunities Portfolio - Class I
2011	412	$25.06	to	$43.32	$17,334	-	0.00%	to	0.80%	0.04%	to	0.86%
2010	459	$25.05	to	$42.95	$19,160	-	0.00%	to	0.80%	31.29%	to	32.32%
2009	487	$19.08	to	$32.46	$15,359	-	0.00%	to	0.80%	29.97%	to	31.05%
2008	545	$14.68	to	$24.77	$13,132	-	0.00%	to	0.80%	-35.02%	to	-34.47%
2007	600	$22.59	to	$37.80	$22,091	-	0.00%	to	0.80%	9.18%	to	10.08%
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
2011	176	$12.57	to	$16.41	$2,890	0.36%	0.00%	to	0.80%	-3.83%	to	-3.07%
2010	188	$13.07	to	$16.93	$3,176	0.04%	0.00%	to	0.80%	21.92%	to	22.86%
2009	171	$10.72	to	$13.78	$2,350	1.96%	0.00%	to	0.80%	30.26%	to	31.49%
2008	194	$8.23	to	$10.48	$2,034	2.95%	0.00%	to	0.80%	-39.88%	to	-39.46%
2007	125	$13.69	to	$17.31	$2,167	0.10%	0.00%	to	0.80%	6.70%	to	7.58%

(a)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

90

FINANCIAL STATEMENTS — STATUTORY BASIS
ReliaStar Life Insurance Company
For the years ended December 31, 2011, 2010 and 2009
with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY
Financial Statements – Statutory Basis
December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2011 and 2010	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2011,
2010 and 2009	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2011, 2010 and 2009	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2011,
2010 and 2009	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company”), an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2011 and 2010, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for loan-backed and structured securities and income taxes in 2009.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 30, 2012

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2011	2010
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$13,212,273	$12,187,633
Bonds - securities loaned	150,824	270,767
Preferred stocks	31,448	57,537
Common stocks	31,114	64,612
Subsidiaries	281,525	320,196
Mortgage loans	1,951,346	1,965,481
Real estate:
Properties occupied by the company	8,557	9,078
Properties held for the production of income	5,000	5,000
Contract loans	644,563	663,680
Derivatives	135,443	79,856
Other invested assets	876,667	930,566
Securities lending collateral	86,974	222,440
Cash and short term investments	674,075	604,431
Total cash and invested assets	18,089,809	17,381,277
Deferred and uncollected premiums, less loading (2011-$110,593; 2010-$59,677)	(10,767)	351,560
Accrued investment income	241,060	217,459
Reinsurance balances recoverable	252,833	79,512
Federal income tax recoverable (including $18,781 and $4,646 on realized capital
losses at December 31, 2011 and 2010, respectively)	15,577	80,470
Indebtedness from related parties	36,516	149,228
Net deferred tax asset	245,402	273,538
Other assets	22,075	23,144
Separate account assets	1,887,112	2,255,258
Total admitted assets	$20,779,617	$20,811,446

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2011	2010
	(In Thousands,
	except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$13,612,842	$13,218,325
Accident and health reserves	225,281	304,340
Deposit type contracts	773,723	715,181
Policyholders’ funds	2,314	1,974
Dividends payable	10,896	11,135
Policy and contract claims	117,543	126,016
Total policy and contract liabilities	14,742,599	14,376,971

Accounts payable and accrued expenses	128,741	138,077
Reinsurance balances	1,415,245	1,403,798
Indebtedness to related parties	41,769	26,977
Contingency reserve	8,485	40,924
Asset valuation reserve	119,780	54,808
Net transfers from separate accounts	(55,155)	(75,454)
Derivatives	167,253	114,793
Payable for securities lending	86,974	222,440
Other liabilities	132,494	174,707
Separate account liabilities	1,887,112	2,255,258
Total liabilities	18,675,297	18,733,299

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	91,859	102,365
Surplus note	100,000	100,000
Paid-in and contributed surplus	2,059,125	2,007,125
Unassigned deficit	(149,164)	(133,843)
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	2,104,320	2,078,147
Total liabilities and capital and surplus	$20,779,617	$20,811,446

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$886,084	$287,256	$566,262
Considerations for supplementary contracts with life contingencies	6,378	3,833	3,638
Net investment income	892,970	924,054	866,422
Amortization of interest maintenance reserve	(51,592)	(39,657)	(17,585)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	690,682	785,727	1,158,218
Other revenue	108,725	116,058	123,358
Total premiums and other revenues	2,533,247	2,077,271	2,700,313
Benefits paid or provided:
Death benefits	161,471	97,263	128,184
Annuity benefits	94,126	98,293	99,855
Surrender benefits and withdrawals	1,215,804	1,068,397	1,162,628
Interest on policy or contract funds	6,721	24,039	25,458
Accident and health benefits	11,801	(3,621)	143,838
Other benefits	8,515	7,310	7,922
Increase (decrease) in life, annuity and accident and health reserves	315,458	(277,744)	158,125
Net transfers from separate accounts	(241,720)	(149,745)	(136,163)
Total benefits paid or provided	1,572,176	864,192	1,589,847
Insurance expenses and other deductions:
Commissions	403,223	374,148	436,865
General expenses	381,165	385,903	381,780
Insurance taxes, licenses and fees	60,711	59,114	57,891
Other deductions (additions)	169,538	497,551	(4,732)
Total insurance expenses and other deductions	1,014,637	1,316,716	871,804
(Loss) gain from operations before policyholder dividends, federal income
taxes and net realized capital gains (losses)	(53,566)	(103,637)	238,662

Dividends to policyholders	13,906	14,468	14,704
(Loss) gain from operations before federal income taxes
and net realized capital losses	(67,472)	(118,105)	223,958

Federal income tax (benefit) expense	(2,375)	30,073	119,396
(Loss) gain from operations before net realized capital losses	(65,097)	(148,178)	104,562
Net realized capital losses	(17,921)	(86,049)	(197,058)
Net loss	$(83,018)	$(234,227)	$(92,496)

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2011	2010	2009
		(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	$100	$100	$100

Special surplus funds:
Balance at beginning of year	$102,365	$94,219	$9,710
Reclass of gain on sale/leaseback of home property from unassigned surplus	(694)	(694)	(694)
Change in admitted deferred tax asset per SSAP 10R	(9,812)	8,840	85,203
Balance at end of year	$91,859	$102,365	$94,219

Surplus note:
Balance at beginning and end of year	$100,000	$100,000	$100,000

Paid-in and contributed surplus:
Balance at beginning of year	$2,007,125	$1,957,125	$1,957,125
Capital contributions	52,000	50,000	-
Balance at end of year	$2,059,125	$2,007,125	$1,957,125

Unassigned (deficit) surplus:
Balance at beginning of year	$(133,843)	$36,466	$3,973
Net loss	(83,018)	(234,227)	(92,496)
Change in net unrealized capital (losses) gains	(67,014)	(74,983)	14,887
Change in nonadmitted assets	61,099	16,675	(89,906)
Change in liability for reinsurance in unauthorized companies	4,396	(2,153)	21,650
Change in reserve due to change in valuation basis	-	4,688	7,483
Change in asset valuation reserve	(64,972)	(35,794)	46,677
Cumulative effect of change in accounting principle	(1,126)	-	(8,570)
Change in net deferred income tax	(13,236)	8,039	64,737
Deferred gain on reinsurance of existing business	185,047	492,701	72,773
Amortization of gain on reinsurance	(38,042)	(124,145)	(6,916)
Reclass of gain on sale/leaseback of home property to special surplus	694	694	694
Dividends to stockholder	-	(221,000)	-
Additional minimum pension liability	851	(804)	1,480
Balance at end of year	$(149,164)	$(133,843)	$36,466

Preferred capital stock held in treasury	(100)	(100)	(100)
Total capital and surplus	$2,104,320	$2,078,147	$2,190,310

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2011	2010	2009
		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$1,135,572	$9,845	$368,000
Net investment income received	1,005,116	1,002,597	1,011,418
Commissions and expenses paid	(925,590)	(826,696)	(943,219)
Benefits paid	(1,450,958)	(1,283,769)	(1,719,787)
Net transfers from separate accounts	231,548	151,417	105,195
Dividends paid to policyholders	(14,145)	(14,579)	(17,205)
Federal income taxes recovered (paid)	86,049	(126,726)	(38,765)
Miscellaneous income	308,277	1,245,852	1,203,854
Net cash provided by (used in) operations	375,869	157,941	(30,509)

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	2,166,989	4,065,925	3,552,257
Stocks	7,503	16,065	119,717
Mortgage loans	325,989	417,056	311,118
Real estate	-	3,142	-
Other invested assets	186,909	165,592	185,529
Net (loss) gain on cash and short term investments	(182)	-	218
Miscellaneous proceeds	69,934	27,460	63,998
Total investment proceeds	2,757,142	4,695,240	4,232,837

Cost of investments acquired:
Bonds	3,183,089	4,717,801	2,995,079
Stocks	8,213	22,225	135,067
Mortgage loans	312,909	161,279	56,558
Real estate	-	-	650
Other invested assets	90,965	292,122	179,091
Miscellaneous applications	74,499	96,313	173,167
Total cost of investments acquired	3,669,675	5,289,740	3,539,612

Net decrease in contract loans	18,740	18,950	7,599
Net cash (used in) provided by investment activities	(893,793)	(575,550)	700,824

Financing and Miscellaneous Activities
Other cash provided (applied):
Capital and surplus paid-in	102,000	-	190,000
Borrowed money	-	-	(703,908)
Net deposits on deposit type contracts	58,542	59,242	22,467
Dividends paid to stockholder	-	(221,000)	-
Funds received (paid) from reinsurance	369,105	(114,030)	751,845
Other cash provided (used)	57,921	(33,236)	243,449
Net cash provided by (used in) financing and miscellaneous activities	587,568	(309,024)	503,853
Net increase (decrease) in cash and short term investments	69,644	(726,633)	1,174,168
Cash and short term investments:
Beginning of year	604,431	1,331,064	156,896
End of year	$674,075	$604,431	$1,331,064

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

1. Organization and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”) (“Parent”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting Principles (“SSAP”) No. 5R, Liabilities, Contingencies and Impairments of Assets –Revised (“SSAP No. 5R”). This statement defines and establishes accounting for liabilities, contingencies and impairments of assets, particularly contingencies related to or on behalf of direct or indirect wholly owned insurance and non-insurance subsidiaries. At inception, the Company is required to record a liability equal to the fair value of the guarantee. If the Company subsequently determines that it is probable that payment will be required under the guarantee, the liability recorded will be an amount equal to the greater of the fair value of the guarantee or the undiscounted future payments required under the guarantee. The Company recognized a non-contingent liability of $1.3 as a result of the adoption of this statement. Capital and surplus were increased by $0.9 and there was a $0.2 impact to net income as a result of the adoption of this statement. See Note 14 for additional disclosures required by this statement.

Effective December 31, 2011, the Company adopted the modifications made to SSAP No. 22, Leases (“SSAP No. 22”), as they relate to modification and early termination of leases. Under the provisions of the statement, early termination or non-use of leased property benefits, are recognized at fair value as follows: a. Liabilities for costs to terminate a contract before the end of its term are recognized when the Company terminated in accordance with the contract terms.

8

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

b.

Liabilities for costs that will continue to be incurred under a contract for its remaining term without economic benefit are recognized as of the date the Company no longer has the right to use the leased property. The fair value of the liability on that date will be determined based on the remaining lease rentals, adjusted for the effects of any prepaid or deferred items recognized under the lease, and reduced by estimated sublease rentals that could be reasonably obtained for the property, even if there is no intent to enter into a sublease.

The Company did not recognize a liability as a result of the adoption of this statement. There was no impact to net income.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments (“SSAP No. 35R”). This statement establishes statutory accounting principles for guaranty fund and other assessments.

Guaranty fund and other assessments will be expensed and a liability accrued by the Company when the following conditions are met:

a.	An assessment has been imposed or information available prior to issuance of the statutory financial statement indicates that it is probable that an assessment will be imposed.
b.	The event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements.
c.	The amount of the assessment can be reasonably estimated.

In addition, if it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges, the Company will recognize an asset or liability for that recovery in an amount that is determined based on current laws, projections of future premium collections or policy surcharges from in-force policies. Any recognized asset from premium tax credits or policy surcharges will be reevaluated regularly to ensure recoverability. Upon expiration, tax credits no longer meeting the definition of an asset will be charged to income in the period the determination is made.

The Company has re-evaluated both the liability and asset under the new guidelines established by SSAP No. 35R due to various assessments related to insolvencies. As a result of adopting this change in accounting principle, the effects on the Company’s 2011 financial statements were an increase in liabilities of $0.7 and a decrease in capital and surplus of $0.2. See Note 16 for additional disclosures required by this standard.

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements (“SSAP No. 100”). This statement defines fair value, establishes a framework for measuring fair value, and establishes the following disclosure requirements about fair value:

9

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

§	Fair value measurements at the reporting date and the source of the fair value measurement;
§	The level within the fair value hierarchy in which the fair value measurements fall;
§	Significant transfers in and out of Level 3;
§	Purchases, sales, issuances, and settlement in the Level 3 fair value measurements reconciliation;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e. disaggregated);
§	Valuation techniques and inputs used for Level 1, Level 2 and Level 3 fair value measurements.

As this statement only pertains to additional disclosures, the adoption had no impact on the Company’s Balance Sheet or Statement of Operations.

Effective December 31, 2010, the Company adopted SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP No. 91R”). The statement initially established statutory accounting principles for transfers and servicing of financial assets. Amendments to the statement were made in 2010 to clarify that the adequacy of collateralization should be measured based on the fair value of the collateral obtained. Under the revised standard, securities pledged as collateral that may be sold or repledged by the transferor or its agent are reclassified on the Company's balance sheet separately from assets not so encumbered. Reporting of collateral on the Company's balance sheet is determined by the administration of the program and is presented accordingly. The adoption of SSAP No. 91R had no impact on the net income or surplus of the Company. See Note 3 for additional discloses required by the standard.

Effective July 1, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities (“SSAP 43R”). This statement provides guidance on recording other-than-temporary impairments (“OTTI”) on loan-backed and structured securities. When the holder of a loan-backed or structured security with an unrealized loss position either has the intent to sell the security or does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security must be written down to fair value.

When the holder of a loan-backed or structured security in an unrealized loss position does not intend to sell the security and has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost, the holder of the security must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

In both instances noted above, the total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded

10

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

through the interest maintenance reserve (“IMR”) and the non-interest related portion shall be recorded through the asset valuation reserve (“AVR”). The effects on the Company's 2009 financial statements of adopting this change in accounting principle at July 1, 2009 were decreases in total admitted assets of $8.8, total liabilities of $0.2, and capital and surplus of $8.6. This adoption had no impact on net income.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes (“SSAP 10R”). This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitations, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner to 15% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. The effects on the Company's 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to capital and surplus and total admitted assets of $85.2. This adoption had no impact to net income or total liabilities. The increase in capital and surplus related to the cumulative effect of adopting this change in accounting principle is disclosed in a separate line in the Statements of Changes in Capital and Surplus.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34 – Death Benefits and AG39 – Living Benefits) with a stochastic principles-based methodology AG43 for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after 1/1/1981. Variable payout annuity contracts are also subject to AG43. Under the requirements of AG43, there is no cumulative effect of adopting AG43. Reserves calculated using AG43 were lower than reserves calculated under AG34 and AG39 by $2.7. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG34 and AG39, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner. The grading shall be done only on reserves on the contracts in-force as of December 31, 2009. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in 2009 and one-third of the difference subtracted from the new basis in 2010. Since reserves under AG43 were lower

11

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

than the previous methodology, the Company did not elect the grade-in provision and reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in Statement of Operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

§	The length of time and the extent to which the fair value has been below cost.
§	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
§	Management’s intent and ability to hold the security long enough for it to recover its value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operations in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions in the periods after the adoption of the SSAP No. 43R, management determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its

12

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

amortized cost, the security is written down to its present value of the expected future cash flows.

When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or a holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest portion shall be recorded through the IMR and the non-interest portion shall be recorded through the AVR.

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

Realized gains and losses on disposed investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

The Company follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. For effective cash flow hedges, changes in fair value are credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges. An embedded derivative within a contract that is not clearly and closely relate to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value is recognized in income.

Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an

13

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of IMR is reported as a liability in the accompanying Balance Sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

14

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s pensions and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

15

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse over the next year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. For periods after the adoption of SSAP No. 10R and assuming certain minimum thresholds are met, the formula allows the Company to consider the amount that is expected to reverse over the next three years rather than the single year under SSAP No. 10. The Company is also required under SSAP No. 10R, to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is more likely than not realizable.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write down for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses). Under GAAP, in addition to impairments of specific mortgage loans, a general allowance is recorded for losses not specifically identifiable.

Cash and Other Invested Assets: Cash and short term investments in the Statements of Cash Flows represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by

16

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $175.1 as of December 31, 2011) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

17

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

§	Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities.
Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

§	Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to foreign invested assets.
Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

§	Credit default swaps (sold credit protection): Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated
(synthetic) assets filed with the NAIC’s Security Valuation Office (“SVO”) result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

§	Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract reference obligation.

§	Forwards: Forwards are acquired to hedge the Company’s inverse portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the
Company will either receive a payment (interest rate drops on sold forwards or interest rate rises on purchased forwards) or will be required to make a payment
(interest rate rises on sold forwards or interest rate drops on purchased forwards).
The Company also uses currency forward contracts to hedge policyholder liabilities in variable annuity contracts which are linked to foreign indexes. The currency fluctuations may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.

§	Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the
Company the option to enter into an interest rate swap at a specific future date.

18

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

§

Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense. Put options are used to hedge the liability associated with embedded derivatives in certain variable annuity contracts and as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. Options are reported at fair value.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying GAAP equity amount adjusted for non-admitted assets as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

The Company does not currently engage in reverse repurchase agreements and reverse dollar repurchase agreements. Such arrangements typically meet the requirements to be accounted for as financings. For both reverse repurchase agreements and reverse dollar repurchase agreements, Company policies require that at all times during the respective agreement term, cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets from others. Cash collateral received is used for general liquidity purposes and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned

19

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

to be maintained as collateral. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates fair value. Short term investments include investments with maturities between three months and one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus Notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less from date of purchase.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% for 2011.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

20

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $105.8 billion and $127.5 billion at December 31, 2011 and 2010, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $757.5 and $746.4 at December 31, 2011 and 2010, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and less than 3.0% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $13.9, $14.5 and $14.7 was incurred in 2011, 2010 and 2009, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

21

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2011	2010
	(In Thousands)
Deferred and uncollected premium	$ 8,063	$7,845
Net deferred tax asset	211,304	235,785
Health care and other amounts receivable	9,985	10,594
Negative IMR	92,709	97,528
Surplus note investment	29,015	81,375
Other invested assets	12,263	12,589
Other	7,376	4,611
Total nonadmitted assets	$ 370,715	$450,327

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2011. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2011.

Guaranteed Benefits: For variable annuity guarantees, Actuarial Guideline 43 – Variable Annuity Commissioners Annuity reserve Valuation Method (“AG43”), is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities (“CARVM”). The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates. AG43 replaces Actuarial Guidelines 34 and 39 for Variable Annuities effective December 31, 2009. Per AG43, the reserve as of January 1, 2009 shall be the sum of the reserves from the asset adequacy analysis requirements in AG34 and Reg 128. Therefore, there was no cumulative effect of adopting AG43 in 2009. Where the application of AG43 produces higher reserves that the Company had otherwise established under AG34 and Reg 128, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner (“Commissioner”). The grading shall be done only on reserves on the contracts in-force as of the current year. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in the current year and one-third of the difference subtracted from the new basis in the upcoming year. The Company did not elect the grade-in provision, therefore reserves at December 31, 2011 and 2010 reflect the full impact of the adoption of AG43.

22

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under GAAP.

Reserves related to the Company’s mortality risk are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $28.8 and $26.5 at December 31, 2011 and 2010, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2011, 2010 and 2009, the Company had no such permitted accounting practices.

23

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

3. Investments

Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
		(In Thousands)
At December 31, 2011:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$1,060,741	$96,318	$1	$1,157,058
States, municipalities, and political
subdivisions	27,332	3,196	132	30,396
Foreign other (par value - $2,179,093)	2,164,205	185,970	16,064	2,334,111
Foreign government (par value - $37,510)	37,474	7,956	-	45,430
Public utilities securities	45,846	4,351	-	50,197
Corporate securities	6,789,651	706,893	13,133	7,483,411
Residential mortgage backed securities	1,794,637	404,876	63,898	2,135,615
Commercial mortgage backed
securities	779,592	26,385	8,818	797,159
Other asset backed securities	666,611	47,728	4,563	709,776
Total fixed maturities	13,366,089	1,483,673	106,609	14,743,153
Preferred stocks	31,448	6,261	-	37,709
Common stocks	33,513	936	3,335	31,114
Total equity securities	64,961	7,197	3,335	68,823
Total	$13,431,050	$1,490,870	$109,944	$14,811,976

At December 31, 2010:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$1,210,364	$12,012	$82,651	$1,139,725
States, municipalities, and political
subdivisions	60,868	208	10,798	50,278
Foreign other (par value - $2,093,354)	2,070,620	116,656	16,495	2,170,781
Foreign government (par value - $53,639)	53,449	5,987	244	59,192
Public utilities securities	61,933	4,212	10	66,135
Corporate securities	6,057,367	316,201	39,307	6,334,261
Residential backed securities	1,734,231	379,006	73,770	2,039,467
Commercial mortgage backed
securities	916,985	26,837	35,767	908,055
Other asset backed securities	315,862	16,959	6,608	326,213
Total fixed maturities	12,481,679	878,078	265,650	13,094,107
Preferred stocks	59,799	6,923	2,476	64,246
Common stocks	61,822	5,500	2,710	64,612
Total equity securities	121,621	12,423	5,186	128,858
Total	$12,603,300	$890,501	$270,836	$13,222,965

24

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2011	2010
	(In Thousands)
Amortized cost	$13,366,089	$12,481,679
Adjustment for below investment grade bonds	(2,992)	(23,279)
Carrying value	$13,363,097	$12,458,400

Reconciliation of preferred stock from amortized cost to carrying value is as follows:

	December 31
	2011	2010
	(In Thousands)
Amortized cost	$31,448	$59,799
Adjustment for below investment grade preferred stocks	-	(2,262)
Carrying value	$31,448	$57,537

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
	Less than	Months and Less	More than
	6 Months	than 12 Months	12 Months
	Below Cost	Below Cost	Below Cost	Total
		(In Thousands)
At December 31, 2011:
Fair value	$851,319	$188,475	$311,601	$1,351,395
Unrealized loss	20,514	12,931	73,164	106,609

At December 31, 2010:
Fair value	$2,340,531	$38,485	$921,319	$3,300,335
Unrealized loss	86,067	1,853	177,730	265,650

25

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The amortized cost and fair value of investments in bonds at December 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$324,566	$341,877
Due after 1 year through 5 years	2,375,182	2,503,218
Due after 5 years through 10 years	3,518,870	3,809,964
Due after 10 years	3,906,631	4,445,544
	10,125,249	11,100,603
Residential mortgage backed securities	1,794,637	2,135,615
Commercial mortgage backed securities	779,592	797,159
Other asset backed securities	666,611	709,776
Total	$13,366,089	$14,743,153

At December 31, 2011 and 2010, investments in certificates of deposit and bonds with an admitted asset value of $166.4 and $182.8, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”) and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income. The Company expanded its definition of Alt-A Loans to include residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default. The industry coalesced around classifying any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime into the Alt-A category, and the Company is following that lead.

Underlying collateral, originated prior to 2008, has continued to reflect the problems associated with a housing market that has since seen substantial price declines and an employment market that has declined significantly and remains under stress. Credit spreads have widened meaningfully from issuance and rating agency downgrades have been widespread and severe within the sector. Over the course of 2010 and early 2011, price transparency and liquidity for bonds backed by subprime mortgages improved with the reduced volatility across broader risk markets and apparent increase in overall risk appetite. However, beginning in the second quarter of 2011, the market for the lower quality, distressed segments of the subprime and Alt-A mortgage markets again displayed weakness. Severe distortions to the amount of available supply in the market of these

26

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

asset types had the impact of increasing volatility and reducing liquidity in these segments of the non-agency Residential Mortgage-backed Securities (“RMBS”) markets. In the second half of 2011, while these supply problems dissipated, additional headwinds from fundamental problems in the housing market and uncertainty from the broader global markets negatively impacted credit risk premiums, further pressuring bond prices lower. In managing its risk exposure to subprime and Alt-A mortgages, the Company takes into account collateral performance and structural characteristics associated with its various positions.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

				Other-than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(Excluding		Losses
	Actual Cost	Interest)	Fair Value	Recognized
		(In Thousands)
December 31, 2011
Residential mortgage
backed securities	$101,315	$95,372	$89,798	$2,730
Structured securities	77,036	79,328	64,223	493
Total	$178,351	$174,700	$154,021	$3,223

December 31, 2010
Residential mortgage
backed securities	$118,037	$113,979	$107,833	$3,509
Structured securities	177,524	169,340	154,722	35,223
Total	$295,561	$283,319	$262,555	$38,732

December 31, 2009
Residential mortgage
backed securities	$137,910	$135,517	$106,994	$16,220
Structured securities	223,477	206,740	144,885	9,724
Total	$361,387	$342,257	$251,879	$25,944

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2011.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential

27

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of approximately $665 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of 10% of par value. In addition, under the Back-up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company BackUp Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as an invested asset and is reported in other invested assets on the Balance Sheet. The amount of the obligation as of December 31, 2011 and 2010 was $334.3 and $427.9, respectively.

Since the Company had the intent to sell as of December 31, 2008, a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio, the Company evaluated the securities for impairment under INT 06-07: Definition of Phrase “Other Than Temporary” and SSAP 43, Loan-backed and Structured Securities. Per SSAP 43, the book value of the other-than-temporary impaired security must be written down to the estimated undiscounted future cash flows. In applying SSAP 43, the Company considered the estimated undiscounted future cash flows for the impairment test to be the remaining undiscounted cash flows on the security over its expected life. Since the estimated undiscounted future cash flow from these securities exceeded the carrying value of the securities at December 31, 2008, no impairment was recorded. The

28

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Company recorded a realized loss of $43.0 related to this transaction during the first quarter of 2009. See the ING Restructuring Plan disclosure in Commitments and Contingencies for more on this transaction.

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. As of December 31, 2011 and 2010, the distribution based upon this quality rating system is as follows:

	2011	2010
	(In Thousands)
AAA	$-	$-
AA	384,355	353,132
A	979,237	888,400
BBB	437,229	439,643
BB and below	150,525	284,306
Total commerical mortgage loans	$1,951,346	$1,965,481

Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All commercial mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. As of December 31, 2011 and 2010, the Company held impaired mortgage loans with carrying values of $2.4 and $3.8 and unpaid principle balances of $3.4 and $5.2, respectively. As of December 31, 2011 and 2010, no commercial mortgage loans were past due.

The maximum and minimum lending rates for long term mortgage loans during 2011 were 6.9% and 3.8%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Generally all risk coverage at replacement cost is required for a property securing real estate finance investments.

29

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 74.0% on commercial properties. As of December 31, 2011 and 2010, the Company held no mortgages with interest more than 180 days overdue. Minimal interest was past due as of December 31, 2011 and 2010.

The average recorded investment in impaired loans was $3.1, $16.4 and $15.5 at December 31, 2011, 2010 and 2009, respectively. Interest income recognized during the period the loans were impaired was $0.3, $0.3 and $1.6 and interest income recognized on a cash basis was $0.3, $0.3 and $1.2 for 2011, 2010 and 2009, respectively.

The Company recorded $1.4, $5.7 and $12.3 of impairments on loans without an allowance for credit losses, as of December 31, 2011, 2010 and 2009, respectively.

There were no encumbrances on real estate at December 31, 2011 and 2010.

Net Realized Capital Gains and Losses

Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

		December 31
	2011	2010	2009
		(In Thousands)
Realized capital losses	$(83,474)	$(86,740)	$(376,696)
Amount transferred to IMR (net of related taxes
of ($25,185) in 2011, $2,130 in 2010,
and ($58,647) in 2009)	46,772	(3,955)	108,916
Federal income tax benefit	18,781	4,646	70,722
Net realized capital losses	$(17,921)	$(86,049)	$(197,058)

Realized capital losses include losses of $102.1, $142.8 and $252.8 related to securities that have experienced an other than temporary decline in value in 2011, 2010 and 2009, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.2 billion, $1.9 billion and $2.7 billion in 2011, 2010 and 2009, respectively. Gross gains of $40.7, $82.5 and $133.7 and gross losses of $28.1, $31.6 and $134.7 during 2011, 2010 and 2009, respectively, were realized on those sales. A portion of the gains and losses realized in 2011, 2010 and 2009 has been deferred to future periods in the IMR.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP 43R due to intent to sell or inability or lack of intent to hold to recovery in 2011:

30

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
		(In Thousands)
First quarter:
Aggregate intent to sell	$61,590	$7,425	$-	$54,165
Aggregate inability or lack of intent
to hold to recovery	17,081	3,447	-	13,634
Total first quarter	$78,671	$10,872	$-	$67,799

Second quarter:
Aggregate intent to sell	$157,638	$16,794	$-	$140,844
Aggregate inability or lack of intent
to hold to recovery	294	68	-	226
Total second quarter	$157,932	$16,862	$-	$141,070

Third quarter:
Aggregate intent to sell	$68,409	$9,378	$-	$59,031
Aggregate inability or lack of intent
to hold to recovery	74,786	14,803	-	59,983
Total third quarter	$143,195	$24,181	$-	$119,014

Fourth quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	103,568	5,165	-	98,403
Total fourth quarter	$103,568	$5,165	$-	$98,403

Total	N/A	$57,080	$-	N/A

31

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2010:

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
	(In Thousands)
Second quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	3,264	954	-	2,310
Total second quarter	$3,264	$954	$-	$2,310

Fourth quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	202,645	36,554	-	166,092
Total fourth quarter	$202,645	$36,554	$-	$166,092

Total	N/A	$37,508	$-	N/A

There were no OTTI’s recognized by the Company in the first and third quarters of 2010 due to intent to sell or inability or lack of intent to hold to recovery.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2009:

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
		(In Thousands)
Aggregate intent to sell	$112,447	$81,788	$-	$30,659
Aggregate inability or lack of intent
to hold to recovery	-	-	-	-
Total	$112,447	$81,788	$-	$30,659

32

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP 43R, exclusive of intent impairments, in 2011:

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
First quarter:				(In Thousands)
05948	KK81	$146	$59	$86	$59	$151
05948	KN70	1,758	1,721	37	1,721	1,360
12489	WJS4	1,311	1,017	294	1,017	424
126670	CM8	6,165	3,464	2,702	3,464	3,374
12667	GTM5	1,012	994	18	994	808
161546	FY7	1,067	557	511	557	284
17307	GZK7	1,281	1,280	1	1,280	1,195
225458	PN2	1,928	1,872	56	1,872	1,773
31398	GNN5	2,789	2,036	753	2,036	3,642
76110	H2X6	1,173	1,147	26	1,147	872
76110	WTV8	2,465	737	1,729	737	737
86359	DUT2	1,832	1,693	138	1,693	760
93934	FGJ5	553	546	6	546	370
Total first quarter		$23,480	$17,123	$6,357	$17,123	$15,750

33

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

(Table continued from previous page)

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Second quarter:				(In Thousands)
86359	DUT2	$1,656	$1,600	$55	$1,600	$683
93934	FGJ5	537	473	64	473	473
059496	AC3	4,166	4,147	19	4,147	3,470
761118	VY1	518	493	26	493	286
9393366	D0	535	532	3	532	384
93935	EAC8	534	531	4	531	405
75116	CAA4	740	735	5	735	486
05948	KZF9	506	501	6	501	364
31394	AE44	1,008	972	36	972	1,010
93934	FAA0	219	212	7	212	184
31394	AJ72	913	867	46	867	902
933635	AA2	1,487	1,463	25	1,463	1,072
57643	MMM3	2,385	2,359	26	2,359	1,975
05948	KH93	1,280	1,268	12	1,268	987
362351	AB4	879	866	13	866	548
93934	FCF7	3,514	3,498	16	3,498	2,898
225470	RU9	2,780	2,724	56	2,724	1,641
761118	QM3	771	750	20	750	480
31394	AZQ2	862	737	125	737	764
92925	DAA8	1,442	1,405	37	1,405	1,010
12668	BUH4	3,039	2,979	60	2,979	2,039
31394	ANR3	2,599	2,361	238	2,361	2,441
31394	A4U7	1,289	1,176	113	1,176	1,217
31394	AZS8	1,158	972	186	972	997
939355	BR3	3,033	2,993	40	2,993	2,056
31393	YD69	2,135	1,976	159	1,976	2,112
12667	GCC5	731	679	51	679	329
31394	A2W5	2,522	2,291	231	2,291	2,353
92922	FJ58	359	300	59	300	182
93364	BAA8	1,626	1,565	60	1,565	1,181
39539	GAB8	354	263	91	263	104
36298	NAZ7	25,833	24,883	950	24,883	23,221
05946	XH97	1,156	938	217	938	907
52108	MAN3	1,950	1,613	338	1,613	1,613
31394	UL26	403	50	353	50	34
Total second quarter		$74,919	$71,172	$3,747	$71,172	$60,808

(Table continued from previous page)

34

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Third quarter:		(In Thousands)
12667	GTM5	$935	$915	$20	$915	$631
17307	GZK7	7,958	7,854	105	7,854	6,803
225458	PN2	1,795	1,747	48	1,747	1,587
76110	H2X6	1,086	1,055	31	1,055	767
86359	DUT2	1,552	1,505	46	1,505	500
50180	JAH8	4,110	2,612	1,499	2,612	2,612
059496	AC3	4,073	4,025	48	4,025	3,149
761118	VY1	480	471	9	471	264
9393366	D0	520	512	8	512	347
93935	EAC8	530	527	3	527	401
75116	CAA4	716	702	15	702	408
05948	KZF9	486	482	3	482	327
93934	FAA0	200	199	-	199	163
933635	AA2	1,423	1,380	43	1,380	966
57643	MMM3	2,301	2,224	77	2,224	1,812
05948	KH93	1,242	1,221	20	1,221	940
362351	AB4	837	825	12	825	502
225470	RU9	2,623	2,591	32	2,591	1,543
761118	QM3	739	728	11	728	418
92925	DAA8	1,376	1,348	28	1,348	923
12668	BUH4	2,956	2,883	74	2,883	1,902
939355	BR3	2,917	2,856	61	2,856	1,897
12667	GCC5	673	650	23	650	294
92922	FJ58	295	287	8	287	172
93364	BAA8	1,542	1,470	71	1,470	1,107
39539	GAB8	251	204	47	204	84
939346	AB8	1,352	1,303	49	1,303	896
02660	TEL3	225	171	54	171	91
1248MBA	H8	1,486	1,412	74	1,412	959
93934	FPP1	1,131	1,066	66	1,066	671
933638	AC2	325	281	44	281	159
16165	MAD0	877	857	19	857	592
059487	AA6	537	510	27	510	379
78473	NAC7	15,282	15,248	34	15,248	10,922
07387	UCE9	1,319	1,302	17	1,302	1,122
93935	DAA4	1,259	1,251	9	1,251	759
12668	BKM4	1,027	1,008	19	1,008	738
12669	GJB8	518	509	9	509	321
3623417	S2	29,382	29,378	4	29,378	26,884
Total third quarter		$98,336	$95,569	$2,767	$95,569	$75,012

(Table continued from previous page)

35

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Fourth quarter:		(In Thousands)
05948	KN70	$1,640	$1,603	$37	$1,603	$1,068
12667	GTM5	882	875	7	875	565
17307	GZK7	7,466	7,372	95	7,372	6,350
225458	PN2	1,688	1,684	5	1,684	1,338
76110	H2X6	1,031	1,025	6	1,025	672
93934	FKK7	2,271	2,257	15	2,257	1,624
059496	AC3	3,991	3,925	66	3,925	3,004
761118	VY1	452	449	3	449	227
9393366	D0	496	493	3	493	322
31394	ANQ5	469	436	33	436	460
75116	CAA4	671	668	3	668	377
05948	KZF9	468	466	2	466	311
31394	AE44	776	680	96	680	718
93934	FAA0	191	190	1	190	152
31394	AJ72	689	674	15	674	708
57643	MMM3	2,120	2,066	54	2,066	1,571
05948	KH93	1,199	1,175	24	1,175	883
93934	FCF7	3,358	3,291	67	3,291	2,661
225470	RU9	2,530	2,479	51	2,479	1,448
761118	QM3	712	708	4	708	362
31394	AZQ2	574	491	83	491	512
92925	DAA8	1,311	1,297	14	1,297	793
12668	BUH4	2,826	2,795	32	2,795	1,759
31394	ANR3	1,871	1,860	11	1,860	1,958
31394	A4U7	916	781	135	781	814
31394	AZS8	758	635	123	635	653
939355	BR3	2,775	2,756	19	2,756	1,722
31393	YD69	1,628	1,564	64	1,564	1,432
12667	GCC5	630	601	29	601	252
31394	A2W5	1,784	1,685	99	1,685	1,727
93364	BAA8	1,444	1,442	2	1,442	1,011
39539	GAB8	184	165	19	165	71
52108	MAN3	1,613	1,272	341	1,272	1,272
939346	AB8	1,272	1,241	31	1,241	733
02660	TEL3	166	156	10	156	78
1248MBA	H8	1,413	1,392	21	1,392	1,007
933638	AC2	270	250	20	250	134
16165	MAD0	830	827	3	827	549
059487	AA6	488	479	10	479	313
78473	NAC7	14,441	14,245	196	14,245	9,801
07387	UCE9	1,272	1,241	30	1,241	868
93935	DAA4	1,217	1,179	38	1,179	652
12668	BKM4	944	920	24	920	601
12669	GJB8	500	499	1	499	294
3623417	S2	29,058	28,861	196	28,861	26,302
225458	X45	646	640	6	640	563

(Table continued from previous page)

36

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
				(In Thousands)
31397	NFS9	4,734	4,232	501	4,232	3,821
31393	DKN0	957	792	165	792	772
93362	YAA0	2,456	2,371	84	2,371	1,523
362341	XE4	5,392	5,339	52	5,339	4,424
31393	YD28	369	319	50	319	339
31395	CFD8	525	494	31	494	306
32051	G2F1	9,924	9,902	22	9,902	9,150
31394	ASU1	88	70	18	70	74
02147	RAF7	324	323	1	323	291
Total fourth quarter		$128,700	$125,632	$3,068	$125,632	$101,392

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $15.9, $29.6 and $41.6 in 2011, 2010 and 2009, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position subject to SSAP No. 43R for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2011

		Aggregate fair value of
	Aggregate Amount of	Securities with
	Unrealized Losses	Unrealized Losses
	(In Thousands)
Less than 12 months	$17,073	$408,814
Greater than 12 months	55,910	22,388
Total	$72,983	$431,202

For the years ended December 31, 2011, 2010 and 2009, realized capital losses include $1.8, $9.7 and $32.5, respectively, related to Limited Partnerships that have experienced an other than temporary decline in value.

37

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Income:
Equity securities	$4,015	$6,526	$6,827
Bonds	814,332	829,513	847,076
Mortgage loans	119,509	124,332	140,277
Derivatives	(32,721)	(44,818)	(114,792)
Contract loans	38,107	39,390	40,482
Real estate	995	1,095	2,583
Other	(12,261)	5,547	(14,308)
Total investment income	931,976	961,585	908,145
Investment expenses	(39,006)	(37,531)	(41,723)
Net investment income	$892,970	$924,054	$866,422

Securities Lending

The Company had loaned securities, which are reflected as invested assets on the Balance Sheets, with a fair value of approximately $84.1 and $217.3 at December 31, 2011 and 2010, respectively.

The aggregate amount of collateral received, by specific time period, for repurchase agreements and securities lending agreements at December 31 2011 and 2010 are shown below. The Company does not participate in dollar repurchase transactions.

	At December 31, 2011	At December 31, 2010

	Securities Lending	Securities Lending
(In Thousands)
Open	$86,974	$222,440
30 days or less	-	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	-	-
Securities received	-	-
Total collateral received	$86,974	$222,440

38

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The aggregate amount of collateral reinvested, by specific time period, for repurchase agreements and securities lending agreements at December 31, 2011 and 2010 are shown below.

At December 31, 2011:

Securities Lending

	Amortized Cost	Fair Value
(In Thousands)
Open	$-	$-
30 days or less	86,978	86,978
31 to 60 days	-	-
61 to 90 days	-	-
91 to 120 days	-	-
121 to 180 days	-	-
181 to 365 days	-	-
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Securities received	-	-
Total collateral reinvested	$86,978	$86,978

At December 31, 2010:
Securities Lending

	Amortized Cost	Fair Value
(In Thousands)
Open	$-	$-
30 days or less	205,287	203,856
31 to 60 days	-	-
61 to 90 days	-	-
91 to 120 days	-	-
121 to 180 days	-	-
181 to 365 days	17,142	17,144
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Securities received	-	-
Total collateral reinvested	$222,429	$221,000

39

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Low-Income Housing Tax Credits

The Company had a carrying value of $139.8 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2011. The tax credits are projected to expire in 2020. The Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

Troubled Debt Restructuring

The Company has high quality, well performing, portfolios of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of the year ended December 31, 2011, the Company’s total recorded investment in restructured debts was $10.5. The Company realized losses related to these investments of $3.1 during 2011.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

40

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

4. Derivative Financial Instruments Held for Purposes Other than Trading

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the Balance Sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over the Counter Derivative International Swaps and Derivatives Association, Inc. Agreements (“ISDA Agreements”), the Company may receive from, deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received or receive interest on any cash delivered equal to the Federal Funds rate. The Company received $10.2 and $10.6 of collateral in the form of cash, for years ended December 31, 2011 and 2010.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of contract. At December 31, 2011, the total amount would be $510.7.

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the Balance Sheets, at December 31, 2011 and 2010:

41

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2011
Derivative Contracts:
Swaps
CDS Buy	$14,676	$(67)	$(67)
CDS Sell	510,700	(13,671)	(11,268)
Currency Swaps	188,922	-	(24,846)
Interest Rate Swaps	7,230,152	(22,978)	(80,904)
Forwards	447,341	4,030	4,030
Options owned
Call Options	36,940	876	876
Total Derivatives	$8,428,731	$(31,810)	$(112,179)

December 31, 2010
Derivative contracts:	$6,492,820	$(39,707)	$(94,177)
Swaps	366,616	2,511	2,511
Forwards
Swaptions	1,450,350	-	-
Options Owned	38,550	2,259	2,259
Total Derivatives	$8,348,336	$(34,937)	$(89,407)

5. Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $935.2 and $869.8 and an aggregate market value of $1,006.0 and $858.1 at December 31, 2011 and 2010, respectively. Those holdings amounted to 7.0% of the Company’s investments in bonds and 4.9% of total admitted assets at December 31, 2011. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $0.2 billion and $2.0 billion with an aggregate NAIC fair value of $0.2 billion and $2.1 billion at December 31, 2011 and 2010, respectively. The carrying value of these holdings amounted to 1.7% of the Company’s investment in bonds and 1.2% of the Company’s total admitted assets at December 31, 2011.

At December 31, 2011, the Company’s commercial mortgages involved a concentration of properties located in California (28.7%) and Texas (11.5%). The remaining commercial mortgages relate to properties located in 43 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $74.2.

42

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

6. Annuity Reserves

At December 31, 2011 and 2010, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

		Separate	Separate
	General	Account with	Account		Percent
	Account	Guarantees	Nonguaranteed	Total	of Total
			(In Thousands)
December 31, 2011
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$32,606	$58,264	$-	$90,870	0.9%
At book value less surrender charge	696,886	-	-	696,886	6.5
At fair value	-	-	771,508	771,508	7.2
Subtotal	729,492	58,264	771,508	1,559,264	14.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,400,787	-	-	8,400,787	78.7
Not subject to discretionary withdrawal	707,228	307	3,273	710,808	6.7
Total annuity reserves and deposit fund liabilities
before reinsurance	9,837,507	58,571	774,781	10,670,859	100.0%
Less reinsurance ceded	53,343	-	-	53,343
Net annuity reserves and deposit fund liabilities	$9,784,164	$58,571	$774,781	$10,617,516

December 31, 2010
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$50,056	$-	$91,803	$141,859	1.4%
At book value less surrender charge	842,291	-	-	842,291	7.9
At fair value	-	-	991,749	991,749	9.3
Subtotal	892,347	-	1,083,552	1,975,899	18.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,869,119	-	-	7,869,119	73.9
Not subject to discretionary withdrawal	797,246	-	3,243	800,489	7.5
Total annuity reserves and deposit fund liabilities
before reinsurance	9,558,712	-	1,086,795	10,645,507	100.0%
Less reinsurance ceded	42,849	-	-	42,849
Net annuity reserves and deposit fund liabilities	$9,515,863	$-	$1,086,795	$10,602,658

7. Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Qualified Plan”), effective as of December 31, 2001. Effective January 1, 2009, the Qualified Plan is no longer available to new employees or re-hires. Employees of ING North America and its subsidiaries and affiliates (excluding certain employees) hired prior to January 1, 2009 will continue to be eligible to participate in the Qualified Plan.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average pay (“FAP”) formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $15.6, $19.2 and $15.3 for 2011, 2010 and 2009, respectively. ING North America is responsible for all Qualified Plan liabilities.

43

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Beginning January 1, 2012, the Qualified Plan will use a cash balance pension formula instead of a FAP formula, allowing all eligible employees (including those hired after January 1, 2009) to participate in the Retirement Plan, with this new cash balance pension formula. Participants will earn a credit equal to 4% of eligible pay. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employment. For participants in the Qualified Plan, as of December 31, 2011, there will be a two-year transition period from the Qualified Plan’s current FAP formula to the cash balance pension formula. In accordance with the requirements of SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8 (“SSAP No. 89”) the Company obtained Board approval on November 10, 2011.

Defined Contribution Plans: ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6.0% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $6.8, $6.2 and $6.3 for 2011, 2010 and 2009, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. The Company subsidizes a portion of the monthly per-participant premium for retirees age 65 and older. This change had a minimal impact on the financial statements.

In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for

44

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of liability for any active employees age 50 or older. This change had a minimal impact on the financial statements.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the Balance Sheet in Other liabilities and totaled $22.6 and $22.8 for the years ended December 31, 2011, and 2010, respectively

As of August 1, 2009, ING's Postretirement Welfare Plans are no longer eligible for the Medicare Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries. The 2012 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $ 0.

On September 7, 2010, ING announced the need for administrative expense reductions across all U.S. operations. Due to the staff reductions, the Company incurred a charge of $3.8 for allocated pension curtailment benefits during the third quarter of 2010, which resulted in the acceleration of a loss related to unrecognized losses. In addition, the Company incurred allocated severance charges of $0.9 due to this action.

45

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
			(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$32,829	$32,061	$33,397	$10,109	$10,510	$20,140
Service cost	-	-	-	61	-	545
Interest cost	1,686	1,808	1,896	465	603	904
Contribution by plan participants	-	-	-	557	471	1,089
Actuarial (gain) loss	201	1,889	(268)	(755)	390	(3,940)
Benefits paid	(2,884)	(2,949)	(2,944)	(1,687)	(1,865)	(2,199)
Plan amendments	-	-	-	-	-	(6,884)
Curtailment	-	20	(20)	-	-	855
Benefit obligation at end of year	$31,832	$32,829	$32,061	$8,750	$10,109	$10,510

Change in plan assets
Fair value of plan assets at beginning of year	$-	$-	$-	$-	$-	$-
Employer contributions	2,884	2,949	2,944	1,130	1,394	1,110
Plan participants' contributions	-	-	-	557	471	1,089
Benefits paid	(2,884)	(2,949)	(2,944)	(1,687)	(1,865)	(2,199)
Fair value of plan assets at end of year	$-	$-	$-	$-	$-	$-

Benefit obligation	$(31,832)	$(32,829)	$(32,061)	$(8,750)	$(10,109)	$(10,510)
Unamortized prior service credit	(2)	(5)	(9)	(7,588)	(8,322)	(8,768)
Unrecognized net (loss) gains	9,959	10,818	10,017	(3,418)	(2,969)	(3,548)
Remaining net transition obligation	7,391	8,212	9,238	-	-	-
Total funded status	$(14,484)	$(13,804)	$(12,815)	$(19,756)	$(21,400)	$(22,826)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$(31,832)	$(32,825)	$(32,057)	$(19,756)	$(21,400)	$(22,826)
Intangible assets	7,391	8,212	9,238	-	-	-
Unassigned surplus - minimum
pension liability	9,957	10,809	10,004	-	-	-
Net amount recognized	$(14,484)	$(13,804)	$(12,815)	$(19,756)	$(21,400)	$(22,826)

Component of net periodic benefit cost
Service cost	$-	$-	$-	$61	$-	$545
Interest cost	1,686	1,808	1,896	465	603	904
Amount of unrecognized gains (losses)	1,058	1,089	1,198	(307)	(189)	(75)
Amount of prior service cost recognized	(3)	(3)	(4)	(733)	(445)	(153)
Amortization of unrecognized transition
obligation to transition asset	821	835	1,005	-	-	-
Amount of recognized gain or (loss)
due to a settlement or curtailment	-	211	3,510	-	-	(408)
Total net periodic benefit cost	$3,562	$3,940	$7,605	$(514)	$(31)	$813

Benefit obligation for nonvested employees	$-	$-	$-	$-	$-	$-

Accumulated benefit obligation
for vested participants	$31,832	$32,829	$32,057	$8,750	$10,109	$10,510

46

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Weighted average discount rate	4.8%	5.5%	6.0%
Rate of increase in compensation level	3.0%	4.0%	3.0%

Assumptions used in determining expense for the defined benefit plans and other benefit plan as of January 1, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Weighted average discount rate	5.5%	6.0%	6.0%
Rate of increase in compensation level	4.0%	3.0%	1.5%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.5%, decreasing gradually to 5.5% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2011 by $0.2. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2010 by $0.1.

The Company expects to pay the following benefits in future years:

Year ending
December 31,	Benefits
(In Thousands)
2012	$3,857
2013	3,693
2014	3,466
2015	3,321
2016	3,113
Thereafter	14,268

The Company’s expected future contributions are equal to its expected future benefit payments. The Company’s 2012 future expected contribution is $ 3.9.

The measurement date used for postretirement benefits is December 31, 2011.

47

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Non-Indexed Guarantee Less than/ Equal to 4%	Non - Guaranteed Separate Accounts	Total

	(In Thousands)
December 31, 2011
Premium, consideration or deposits for the year	$226	$156,174	$156,400

Reserves for separate accounts with assets at:
Fair value	$58,264	$1,773,674	$1,831,938
Amortized cost	-	-	-
Total reserves	$58,264	$1,773,674	$1,831,938

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$58,264	$-	$58,264
At market value	-	1,770,094	1,770,094
Subtotal	58,264	1,770,094	1,828,358
Not subject to discretionary withdrawal	-	3,580	3,580
Total separate account liabilities	$58,264	$1,773,674	$1,831,938

December 31, 2010
Premium, consideration or deposits for the year	$204	$184,269	$184,473

Reserves for separate accounts with assets at:
Fair value	$91,804	$2,088,000	$2,179,804
Amortized cost	-	-	-
Total reserves	$91,804	$2,088,000	$2,179,804

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$91,804	$-	$91,804
At market value	-	2,084,757	2,084,757
Subtotal	91,804	2,084,757	2,176,561
Not subject to discretionary withdrawal	-	3,243	3,243
Total separate account liabilities	$91,804	$2,088,000	$2,179,804

48

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2011 and 2010, the Company reported assets and liabilities from Individual Annuity, Group Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines into separate accounts.

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2011:

	Legally Insulated	Not Legally
Product or Transaction	Assets	Insulated Assets
	(In Thousands)
Individual Annuity	$796,686	$-
Group Annuity	1,746	-
Individual Life	1,028,661	-
MVA	60,019	-
	$1,887,112	$-

The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2010:

	Legally Insulated	Not Legally
Product or Transaction	Assets	Insulated Assets
	(In Thousands)
Individual Annuity	$882,623	$-
Group Annuity	146,523	-
Individual Life	1,131,130	-
MVA	94,982	-
	$2,255,258	$-

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2011 and 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $45.1 and $44.8, respectively. To compensate the general account for the risk taken, the separate account paid $9.7 and $9.1 in risk charges for the year ended December 31, 2011 and 2010, respectively. Total separate account guarantees paid by the Company’s general account for the year ended December 31, 2011 and 2010, were $0.5 and $0.4, respectively.

The Company does not engage in securities lending transactions within its separate accounts.

49

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Pursuant to the policies and procedures, the Company is required to obtain approval and or otherwise notify the contract holders that assets backing their investments may be loaned in securities lending transactions.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$156,400	$184,473	$216,156
Transfers from separate accounts	(398,120)	(334,218)	(352,319)
Transfers as reported in the Statements of Operations	$(241,720)	$(149,745)	$(136,163)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2011 and 2010 were as follows:

Guaranteed Minimum
Death Benefit (GMDB)
(In Thousands)
December 31, 2011
Separate Account Liability	$1,013,061
Gross amount of reserve	18,189
Reinsurance reserve credit	-

December 31, 2010
Separate Account Liability	$1,068,557
Gross amount of reserve	13,191
Reinsurance reserve credit	-

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2011 and 2010 was $1.9 billion and $2.3 billion, respectively.

50

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

9. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC
Directed Services, LLC
Furman Selz Investments, LLC
IB Holdings, LLC
IIPS of Florida, LLC
ILICA, Inc.
ING Alternative Asset Management, LLC
ING America Equities, Inc.
ING America Insurance Holdings, Inc.
ING Capital Corporation, LLC
ING Equity Holdings, Inc.
ING Financial Advisors, LLC
ING Financial Partners, Inc.
ING Financial Products Company, Inc.
ING Funds Services, LLC
ING Furman Selz (SBIC) Investments LLC
ING Institutional Plan Services, LLC
ING Insurance Services, Inc.
ING International Nominee Holdings, Inc.
ING Investment Advisors, LLC
ING Investment Management Alternative Assets, LLC
ING Investment Management Co. LLC
ING Investment Management Services, LLC
ING Investment Management, LLC
ING Investment Trust Co.
ING Investments Distributor, LLC

ING Investments, LLC
ING Life Insurance and Annuity Company
ING National Trust
ING North America Insurance Corporation
ING Payroll Management, Inc.
ING Pomona Holdings LLC
ING Realty Group LLC
ING USA Annuity and Life Insurance Company
Lion Connecticut Holdings Inc.
Lion Custom Investments, LLC
Lion II Custom Investments, LLC
Midwestern United Life Insurance Company
Pomona Management LLC
Rancho Mountain Properties, Inc.
ReliaStar Life Insurance Company
ReliaStar Life Insurance Company of New York
Roaring River, LLC
Roaring River II, LLC
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International, Ltd.
SLDI Georgia Holdings, Inc.
Systematized Benefits Administrators, Inc.
Whisperingwind I, LLC
Whisperingwind II, LLC
Whisperingwind III, LLC

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Federal tax (benefit) expense on operations	$(1,283)	$31,403	$119,396
Federal tax benefit on capital gains and losses	(18,781)	(4,646)	(70,722)
Foreign tax expense	(1,092)	(1,330)	-
Total current tax (benefit) expense incurred	$(21,156)	$25,427	$48,674

51

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The December 31, 2011 and 2010 balances and related disclosures are calculated and presented pursuant to SSAP No. 10R. The Company has elected to admit DTAs pursuant to paragraph 10.e of SSAP No. 10R for the year ended December 31, 2011. The current year election does not differ from the prior reporting period.

The net decrease in total deferred tax assets that were nonadmitted, including the tax valuation allowance, was $22.4 and $61.1 for December 31, 2011 and 2010, respectively.

52

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The increased amount by tax character of admitted adjusted gross deferred tax assets as result of the application of SSAP No. 10R is as follows:

	2011	2010	Change
	(In Thousands)
Ordinary
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	109,326	105,925	3,401
Paragraph 10.b.ii.	196,938	193,780	3,158
Paragraph 10.b. (lesser of b.i. or b.ii.)	109,326	105,925	3,401
Paragraph 10.c.	155,001	125,792	29,209
Total admitted from application of paragraph 10.a. - 10.c.	264,327	231,717	32,610
Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	193,556	199,967	(6,411)
Paragraph 10.e.ii.b.	295,406	290,671	4,735
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	193,556	199,967	(6,411)
Paragraph 10.e.iii.	155,001	125,792	29,209
Total admitted from application of paragraph 10.e.	$348,557	$325,759	$22,798
Capital
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	51,846	73,570	(21,724)
Paragraph 10.b.ii.	N/A	N/A	N/A
Paragraph 10.b. (lesser of b.i. or b.ii.)	51,846	73,570	(21,724)
Paragraph 10.c.	11,911	2,193	9,718
Total admitted from application of paragraph 10.a. - 10.c.	63,757	75,763	(12,006)

Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	51,846	73,570	(21,724)
Paragraph 10.e.ii.b.	N/A	N/A	N/A
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	51,846	73,570	(21,724)
Paragraph 10.e.iii.	11,911	2,193	9,718
Total admitted from application of paragraph 10.e.	$63,757	$75,763	$(12,006)

Total
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	161,172	179,495	(18,323)
Paragraph 10.b.ii.	196,938	193,780	3,158
Paragraph 10.b. (lesser of b.i. or b.ii.)	161,172	179,495	(18,323)
Paragraph 10.c.	166,912	127,985	38,927
Total admitted from application of paragraph 10.a. - 10.c.	328,084	307,480	20,604

Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	245,402	273,537	(28,135)
Paragraph 10.e.ii.b.	295,406	290,671	4,735
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	245,402	273,537	(28,135)
Paragraph 10.e.iii.	166,912	127,985	38,927
Total admitted from application of paragraph 10.e.	$412,314	$401,522	$10,792

The main components of deferred tax assets and deferred tax liabilities are as follows:

53

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		2011	2010	Change
		(In Thousands)
(1)	Deferred Tax Assets
	Ordinary:
	Discounting of unpaid losses	$403	$525	$(122)
	Unearned premium reserve	1,258	2,585	(1,327)
	Policyholder reserves	223,726	213,252	10,474
	Investments	123,535	73,333	50,202
	Deferred acquisition costs	126,888	119,977	6,911
	Policyholder dividends accrual	3,817	3,896	(79)
	Compensation and benefits accrual	24,235	26,156	(1,921)
	Pension accrual	25,325	32,311	(6,986)
	Nonadmitted assets and other surplus items	22,568	40,877	(18,309)
	Tax credit carry-forward	2,093	3,028	(935)
	Litigation Accruals	2,970	14,323	(11,353)
	Other	5,136	5,984	(848)
	Total gross deferred tax asset	561,954	536,247	25,707
	Valuation allowance adjustment	2,093	3,028	(935)
	Nonadmitted deferred tax asset	211,304	207,459	3,845
	Admitted ordinary deferred tax assets	$348,557	$325,760	$22,797
	Capital:
	Investments	$63,757	$101,060	$(37,303)
	Total gross deferred tax asset	63,757	101,060	(37,303)
	Valuation allowance adjustment	-	25,298	(25,298)
	Admitted capital deferred tax assets	$63,757	$75,762	$(12,005)

	Total admitted deferred tax assets	$412,314	$401,522	$10,792
(2)	Deferred Tax Liabilities
	Ordinary:
	Investments	$67,185	$49,140	$18,045
	Deferred and uncollected premiums	36,995	33,844	3,151
	Policyholder reserves	18,822	18,951	(129)
	Cost of Collection and Loading	21,470	21,470	-
	Other	1,728	2,386	(658)
	Total deferred tax liability	$146,200	$125,791	$20,409
	Capital:
	Investments	$20,712	$2,193	$18,519
	Total deferred tax liability	$20,712	$2,193	$18,519
	Total deferred tax liabilities	$166,912	$127,984	$38,928

(3)	Net deferred tax assets/liabilities	$245,402	$273,538	$(28,136)

54

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2011 and 2010 was $2.1 and $28.3, respectively. The net change in the total valuation allowance adjustment for the years ended December 31, 2011 and 2010 was a decrease of $26.2 and $52.0, respectively. The valuation allowance adjustment at 2011 relates to foreign tax credits and 2010 relates to capital losses and foreign tax credits. The valuation allowance is necessary because it is unlikely that the Company will be able to utilize foreign tax credits.

The change in net deferred income taxes reported in surplus before the consideration of nonadmitted assets is comprised of the following components:

	December 31
	2011	2010	Change
		(In Thousands)
Net deferred tax asset	$458,798	$509,323	$(50,525)
Valuation allowance adjustment	(2,093)	(28,326)	26,233
Net adjusted deferred tax asset	456,705	480,997	(24,292)
Remove unrealized losses	(6,790)	4,872	(11,662)
Net tax effect without unrealized gains and losses	$463,495	$476,125	(12,630)

Remove other items in surplus:
Additional minimum pension liability			(298)
Current year change in nonadmitted assets			(28,476)
Unauthorized reinsurer			(1,665)
Other change in deferred taxes for rate reconciliation			9,866
			$7,943

55

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Below shows the calculations to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	2011	2010	Change
Ordinary
Adjusted gross DTAs (% of total adjusted
gross DTAs)	6.70%	6.00%	0.70%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	10.13%	9.10%	1.03%
Capital
Adjusted gross DTAs (% of total adjusted
gross DTAs)	8.31%	12.08%	-3.77%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	12.57%	18.32%	-5.75%
Total
Adjusted gross DTAs (% of total adjusted
gross DTAs)	15.01%	18.08%	-3.07%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	22.70%	27.42%	-4.72%

The Company has no unrecorded tax liabilities as of December 31, 2011.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

		2011		2010		2009
			Effective		Effective		Effective
		Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
				(In Thousands)
Ordinary income (loss)		$(67,472)		$(118,105)		$223,958
Capital losses		(36,702)		(90,695)		(267,780)
Total pretax income (loss)		(104,174)		(208,800)		(43,822)
Expected tax expense (benefit) at 35% statutory rate		(36,461)	35.0%	(73,080)	35.0%	(15,338)	35.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(4,418)	4.2%	(4,227)	2.0%	(2,674)	6.1%
b.	Interest maintenance reserve	1,716	-1.6%	15,265	-7.3%	(31,966)	72.9%
c.	Reinsurance	51,451	-49.4%	128,995	-61.8%	23,051	-52.6%
d.	Settlement of IRS audit	2,732	-2.6%	(6,272)	3.0%	(19,719)	45.0%
e.	Return of capital	-	0.0%	-	0.0%	10,412	-23.8%
f.	Tax credits	(16,289)	15.6%	(15,455)	7.4%	(9,982)	22.8%
g.	Change in valuation allowance	(26,233)	25.2%	(51,972)	24.9%	80,298	-183.2%
h.	Other	(1,597)	1.5%	(32)	0.0%	(1,605)	3.7%
Total income tax reported		$(29,099)	27.9%	$(6,778)	3.2%	$32,477	-74.1%

Current income taxes (benefit) expenses incurred		$(21,156)	20.3%	$25,427	-12.2%	$48,674	-111.1%
Change in deferred income tax*		(7,943)	7.6%	(32,205)	15.4%	(16,197)	37.0%
Total income tax reported		$(29,099)	27.9%	$(6,778)	3.2%	$32,477	-74.1%
* excluding tax on unrealized gains (losses) and other surplus items

The Company's risk-based capital (“RBC”) level used for purposes of paragraph 10.d. is based on authorized control level RBC of $245.1 and total adjusted capital of $2,145.9.

56

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The amount of net admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the RBC calculation and the increased amount of deferred tax assets, admitted assets and surplus as the result of the application of paragraph 10.e:

	2011	2010	Change
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Net Admitted DTA:
Ordinary	$109,326	$105,925	$3,401
Capital	51,846	73,570	(21,724)
Total net admitted DTA	161,172	179,495	(18,323)
Admitted assets	20,695,387	20,717,403	(22,016)
Statutory surplus	2,020,090	1,984,104	35,986
Total adjusted capital	2,163,631	2,049,961	113,670

Increases Due to SSAP No. 10R, Paragraph 10.e.:
Net Admitted DTA:
Ordinary	$193,556	$199,968	$(6,412)
Capital	51,846	73,570	(21,724)
Total net admitted DTA	245,402	273,538	(28,136)
Admitted assets	20,779,617	20,811,446	(31,829)
Statutory surplus	2,104,320	2,078,147	26,173
Total adjusted capital	2,247,861	2,144,004	103,857

Increased Net Admitted DTA:	$84,230	$94,043	$(9,813)

As of December 31, 2011, there is no operating loss or tax credit carryforward available for tax purposes. The Company has a foreign tax credit carry forward of $2.1 offset by a full tax valuation allowance.

There are no amounts of federal income taxes incurred that will be available for recoupment in the event of future net losses from 2011, 2010 and 2009.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2011.

Under the intercompany tax sharing agreement, the Company has a receivable from ING AIH, an affiliate, of $15.6 and $80.5 for federal income taxes as of December 31, 2011 and 2010, respectively.

57

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The Company’s transferable and non-transferable state tax credit assets at December 31, 2011 and 2010 are as follows:

Method of Estimating Utilization of			Unused Credit
Remaining Transferrable State Tax Credit	State	Carrying Value	Remaining
		(In Thousands)
December 31, 2011
Estimated credit based on investment in
motion picture/film production credits	CT	$484	$501
Estimated credit based on investment in
low income housing investment	GA	1,668	1,445
Fixed credit at time of purchase	AL	1,253	1,649
Total State Tax Credits		$3,405	$3,595

December 31, 2010
Estimated credit based on investment in
motion picture/film production credits	CT	$938	$1,002
Estimated credit based on investment in
low income housing investment	GA	1,668	1,740
Total State Tax Credits		$2,606	$2,742

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2011.

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

		December 31
	2011	2010	2009
	(In Thousands)
Balance at beginning of year	$26,160	$7,625		$24,070
Additions for tax positions related to current year	-	-		188
Reductions for tax positions related to prior years	(3,537)	(8,214)		(16,741)
Additions for tax positions related to prior years	3,537	27,331		108
Settlements	(24,350)	(582)		-
Balance at end of year	$1,810	$26,160		$7,625

The Company had $1.8, $1.8 and $7.6 of unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the Balance Sheet

58

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

and Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2011 and 2010.

In March 2011, the Internal Revenue Service (“IRS”) completed its examination of the Company’s return for tax year 2009. In first quarter of 2011, the Company increased its current tax expense and paid ING AIH $52.5 ($28.1 net of unrecognized tax benefits) to record the 2009 Audit Settlement.

The Company is currently under audit by the IRS for tax years 2010 through 2012 and it is expected that the examination of tax year 2010 will be finalized within the next twelve months. The timing of the payment of the unrecognized tax benefits of $1.8 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for tax years 2010, 2011 and 2012.

10. Investment in and Advances to Subsidiaries

The Company has five wholly owned insurance subsidiaries at December 31, 2011, ReliaStar Life Insurance Company of New York (“RNY”), Whisperingwind I, LLC (“WWI”), Whisperingwind II, LLC (“WWII”), and Roaring River, LLC (“RRLLC”) and Roaring River II, LLC (“RRIILLC”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2011	2010
	(In Thousands)
Common stock (cost - $833,015 in 2011 and $783,015 in 2010)	$281,525	$320,196

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2011	2010	2009
	(In Thousands)
Revenues	$688,705	$515,246	$1,242,243
Loss before net realized gains and losses	(526,680)	(91,110)	(454,811)
Net loss	(372,917)	(98,150)	(294,439)
Admitted assets	6,071,640	5,246,718	4,834,089
Liabilities	5,025,056	4,033,123	4,056,756

Asset and liability amounts for WWI, WWII, RRLLC and RRIILLC are included in the above table, however, the Company’s carrying amount for WWI, WWII, RRLLC and RRIILLC is zero.

The Company received no cash dividends from RNY during years ended December 31, 2011, 2010 and 2009.

59

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“Captive”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as a Captive on May 29, 2007. As of December 31, 2011 and 2010, WWI has no carrying value. The Company did not contribute capital to WWI during the years ended December 31, 2011, 2010 and 2009, respectively. The Company received cash dividends from WWI of $0.0, $50.0 and $0.0 during years ended December 31, 2011, 2010 and 2009, respectively. During 2011, 2010 and 2009, the Company ceded premium to WWI of $56.3, $58.4 and $82.9, respectively. The amount of ceded reserves at December 31, 2011, 2010 and 2009 were $487.7, $401.1 and $316.5, respectively. The amount of insurance in force ceded to WWI was $38.8 billion, $40.3 billion and $41.9 billion at December 31, 2011, 2010 and 2009, respectively.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a Captive from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as a Captive on November 1, 2007. As of December 31, 2011 and 2010, WWII has no carrying value. The Company contributed no capital to WWII during the years ended December 31, 2011, 2010 and 2009. The Company received cash dividends from WWII of $0.0, 60.0 and 0.0 during years ended December 31, 2011, 2010 and 2009, respectively. During 2011, 2010 and 2009, the Company ceded premium to WWII of $28.2, $32.3 and $34.2, respectively. The amount of ceded reserves at December 31, 2011, 2010 and 2009 were $334.7, $281.5, and $287.7, respectively. The amount of insurance in force ceded to WWII was $791.9, $795.0 and $801.5 at December 31, 2011, 2010 and 2009, respectively.

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RRLLC, as a limited liability company. RRLLC received its licensure as a Captive from the Director of the Missouri Department of Insurance on December 26, 2008. After receiving all required and customary regulatory approvals, RRLLC commenced doing business as a special purpose life reinsurance captive (“Captive”) on January 1, 2008. As of December 31, 2011 and 2010, RRLLC has no carrying value. The Company contributed capital to RRLLC of $50.0 and $0.0 during the year ended December 31, 2011 and 2010, respectively. During 2011, 2010 and 2009, the Company ceded premium to RRLLC of $230.1, $(383.2) and $648.7, respectively. The amount of ceded reserves at December 31, 2011, 2010 and 2009 were $289.0, $204.0 and $487.5, respectively. The amount of insurance in force ceded to RRLLC was $107.8 billion, $71.7 billion and $139.3 billion at December 31, 2011, 2010 and 2009, respectively. During the 3rd quarter of 2008, the Company decided to pursue wind-up of the operations of its ING Re (UK) Limited subsidiary and the dissolution of such subsidiary by way of a Members Voluntary Liquidation (“MVL”) as allowed by UK law. The

60

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

operations of ING Re (UK) Limited ceased during 2010 with a distribution of capital from ING Re (UK) Limited to the Company in the amount of $43.9 and $1.5 on November 11, 2009 and December 29, 2010, respectively. After the final distribution, the subsidiary was fully liquidated and had a carrying value of $0 as of December 31, 2010. The final liquidation meeting was held on February 10, 2011, and the liquidators subsequently filed their final report with the UK Registrar of Companies. The liquidation of ING Re (UK) Limited was thereafter given effect on May 21, 2011.

On March 29, 2010, the Company created RRIILLC under the laws of the State of Missouri. RRIILLC received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. On September 28, 2010, the Company made an initial capital contribution of $250.0 to RRIILLC which established a special deposit in the State of Missouri. As of December 31, 2011, RRIILLC has no carrying value. The Company contributed capital to RRIILLC of $0.0 and $217.8 during the years ended December 31, 2011 and 2010, respectively. During 2011 and 2010, the Company ceded premium to RRIILLC of $121.7 and $509.1, respectively. The amount of ceded reserves at December 31, 2011 and 2010 were $775.8 and $515.5, respectively. The amount of insurance in force ceded to RRLLC was $101.4 billion and $60.7 billion at December 31, 2011 and 2010, respectively.

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $154.0, $262.3 and $463.4 for 2011, 2010 and 2009, respectively.

61

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2011	2010	2009
	(In Thousands)
Premiums	$2,267,780	$2,928,711	$2,858,276
Benefits paid or provided	1,519,210	1,673,849	1,478,685
Policy and contract liabilities at year end	5,679,673	5,042,812	4,409,635

The amount of reinsurance credits taken for new agreements executed since January 1, 2011 to include policies or contracts that were in force or which had existing reserves established by the Company, were $18.8.

The Company does have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancelation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer is $3.0 and the total amount of reinsurance credits taken for these agreements is $2.7.

Group Reinsurance Transaction: Effective January 1, 2010, the Company entered into coinsurance agreements with various subsidiaries of Reinsurance Group of America Incorporated (“RGA”). Under the terms of the agreements, the Company ceded to RGA 100% of various blocks of business issued by ING Reinsurance, including Group Life, Accident and Special Risk, Medical, Managed Care, and Long-term Disability contracts (the “Contracts”). RGA paid the Company a ceding commission of $129.8 in the form of cash ($103.8) and assets ($26.0). The ceding commission was established as a deferred gain of $129.8, which is reflected in Capital and Surplus and is being amortized over the reinsurance period. The Company pays RGA premiums, fees, tax refunds and credits, reinsurance recoverable, and any other payments due, under the Contracts. Under the terms of the agreement, RGA is required to provide the Company security for the Company’s full statutory reserve credit for reinsurance by providing a 100% collateralized security trust. RGA has established trusts with The Bank of New York and CIBC Mellon as the trustees and the Company as beneficiary in which the Company deposited $25.7 as of December 31, 2011.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a

62

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2011, 2010 and 2009, interest paid totaled $3.7, $3.4 and $3.2, respectively. There is no accrued interest for the years ended December 31, 2011 and 2010.

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued a 6.3% surplus note in the amount of $175.0 to the Company. The note matures on December 29, 2034 and is included in other invested assets on the balance sheet. Per SSAP No. 41, Surplus Notes, Paragraph 10.b.i.(b), a statement factor was established for the surplus note of 0.834 as a multiple of the face amount for the year ended 2011. The carrying value of the surplus note at December 31, 2011 was $146.0. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the years ended December 31, 2011, 2010 and 2009, interest paid was $11.1, $11.1 and $11.1, respectively.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $190.0 was contributed to the Company, effective for December 31, 2008. The Company then contributed capital of $90.0 to RNY in 2009. The Company received capital contributions from Lion of $52.0 and $50.0 during 2011 and 2010, respectively. On February 18, 2011, Lion contributed $50.0 to the Company. The Company received permission from the Minnesota Department of Insurance to count this contribution as a receivable at December 31, 2010 per SSAP No. 72, Surplus and Quasi-reorganizations (“SSAP 72”). The Company paid dividends of $0.0, $221.0 and $0.0 to Lion during 2011, 2010 and 2009, respectively.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2011, the Company meets the RBC requirements.

63

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$13,363,097	$14,743,153	$12,458,400	$13,094,107
Preferred stocks	31,448	37,709	57,537	64,246
Unaffiliated common stocks	31,114	31,114	64,612	64,612
Mortgage loans	1,951,346	2,010,751	1,965,481	2,024,227
Derivatives
Forwards	4,144	4,144	2,766	2,765
Swaps	130,422	129,221	74,831	85,300
Options owned	877	877	2,259	2,259
Securities lending reinvested collateral	86,974	86,974	222,440	222,440
Contract loans	644,563	644,563	663,680	663,680
Cash, cash equivalents and
short term investments	674,075	674,075	604,431	604,431
Separate account assets	1,887,112	1,887,112	2,255,258	2,255,258
Liabilities:
Derivatives
Swaps	167,139	246,307	114,539	179,477
Forwards	114	114	254	254
Payable for securities lending	86,974	86,974	222,440	222,440

64

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1.1% and 16.0 % over the total portfolio. Effective December 31, 2011, the Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2011 and December 31, 2010:

At December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Residential mortgage-backed	$-	$2,580	$-	$2,580
Preferred stock	-	-	2,597	2,597
Common stock	29,356	-	1,758	31,114
Cash, cash equivalents and short-
term investments	471,735	-	-	471,735
Derivatives
Forwards	4,144	-	-	4,144
Interest rate swaps	-	129,388	-	129,388
Call options	-	-	877	877
Separate account assets	1,841,714	45,398	-	1,887,112
Total assets	$2,346,949	$177,366	$5,232	$2,529,547

Liabilities:
Derivatives
CDS buy	$-	$67	$-	$67
CDS sell	-	-	5,318	5,318
Forwards	-	114	-	114
Interest rate swaps	-	106,642	45,725	152,367
Total liabilities	$-	$106,823	$51,043	$157,866

The Company did not have any security transfers between Level 1 and Level 2 during 2011. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

At December 31, 2010
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
US Corporate, State and Municipal	$-	$9,072	$-	$9,072
Residential Mortgage Backed	-	1,856	7,112	8,968
Commercial Mortgage Backed	-	17,004	-	17,004
Other Asset Backed	-	-	2,394	2,394
Preferred stock	-	4,980	548	5,528
Common stock	53,768	-	10,844	64,612
Cash, cash equivalents and short-
term investments	340,305	-	-	340,305
Derivatives
Forwards	2,721	43	-	2,764
Options	-	-	2,259	2,259
Swaps	-	74,831	-	74,831
Separate account assets	2,181,547	73,711	-	2,255,258
Total assets	$2,578,341	$181,497	$23,157	$2,782,995

Liabilities:
Derivatives
Swaps	$-	$85,579	$28,201	$113,780
Forwards	21	233	-	254
Total liabilities	$21	$85,812	$28,201	$114,034

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bond fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. Over the course of 2010 and 2011, price transparency and liquidity for bonds backed by subprime mortgages have improved with reduced volatility across broader risk markets. The company monitors the market for subprime and continues to categorize these securities as Level 3 in the valuation hierarchy.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for fixed maturities.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2011:

At December 31, 2011
	Bonds				Derivatives
			Preferred	Common
	RMBS/FX	ABS	Stock	Stock	Call Options CDS Sell		Swaps	Total
	(In Thousands)
Beginning balance	$7,112	$2,394	$548	$10,844	$2,259	$-	$(28,201)	$(5,044)
Transfers into Level 3	-	-	2,527	-	-	-	-	2,527
Transfers out of Level 3	(7,112)	(2,394)	(548)	(8,846)	-	-	-	(18,900)
Total gains (losses)
included in income	-	-	-	-	48	-	845	893
Total gains (losses)
included in surplus	-	-	70	(283)	-	(5,318)	(18,369)	(23,900)
Purchases	-	-	-	44	1,270	-	-	1,314
Issues	-	-	-	-	-	-	-	-
Sales	-	-	-	(1)	(2,701)	-	-	(2,702)
Settlements	-	-	-	-	-	-	-	-
Ending balance	$-	$-	$2,597	$1,758	$876	$(5,318)	$(45,725)	$(45,812)

The transfers out of Level 3 during the year ended December 31, 2011 in bonds are primarily due to the Company’s determination that the market for subprime residential mortgage-backed securities ("RMBS") has become sufficiently active. While the valuation methodology has not changed, the Company has concluded that frequency of transactions in the market for subprime RMBS securities constitute an active market and therefore are now classified as Level 2.

The remaining transfers in and out of Level 3 during the year ended December 31, 2011 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010:

		At December 31, 2010
			Bonds				Derivatives
					Preferred	Common
			RMBS/FX	ABS	Stock	Stock	Call Options	Swaps	Total
						(In Thousands)
		Beginning balance	$7,686	$-	$2,527	$10,758	$3,035	$-	$24,006
		Transfers into Level 3	2,193	3,000	-	-	-	1,649	6,842
		Transfers out of Level 3	(2,077)	-	(2,000)	-	-	-	(4,077)
		Total gains (losses)
		included in income	(4,138)	-	-	(287)	2,327	-	(2,098)
		Total gains (losses)
		included in surplus	3,748	(606)	21	479	(424)	(29,850)	(26,632)
		Purchases	-	-	-	769	1,586	-	2,355
		Issues	-	-	-	-	-	-	-
		Sales	(300)	-	-	(875)	(4,265)	-	(5,440)
		Settlements	-	-	-	-	-	-	-
		Ending balance	$7,112	$2,394	$548	$10,844	$2,259	$(28,201)	$(5,044)

14	.	Commitments and Contingencies

Guarantee Agreement: The Company, effective January 2002, entered in a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”), through December 18, 2023. The Company’s Board of Directors approved this transaction on April 25, 2002. The two affiliated life insurers were Security-Connecticut Life Insurance Company (“SCL”), which subsequently merged into the Company, and Security Life of Denver Insurance Company (“SLD”). The joint and several guarantees of the two remaining insurers are capped at $250.0. If SLDI were to default on its payment obligation, the Company would be required to make the payments on SLDI’s behalf. The State of Colorado and the State of Minnesota did not disapprove the guarantee agreement. As of December 31, 2011, no payments have been required under the guarantee and the potential amount of future payments is remote, therefore, no contingent liability or payment expense has been recorded. The Company has recorded a non-contingent liability for the ongoing obligation to provide the guarantee of $1.3. This liability will amortize over the life of the agreement as the guarantee obligation expires

Due to the ratings downgrade of the Company by Moody’s Inc. on October 27, 2009, the Company was contractually required to collateralize its guarantee obligation. Accordingly, on January 22, 2010 the Company provided a letter of credit from the Federal Home Loan Bank of Des Moines (“FHLB”) in support of this obligation. The Company pledged assets with a market value of $337.2 and $300.5 as of December 31, 2011 and 2010, respectively, to the FHLB as collateral for the letter of credit.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $244.3 and $64.3 at

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

December 31, 2011 and 2010, respectively. The Company is also committed to provide additional capital contributions for partnerships of $102.7 and $145.8 at December 31, 2011 and 2010, respectively.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated ING United States companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2011, 2010 and 2009, rent expense totaled $3.0, $2.6 and $4.7, respectively.

The Company does not have any minimum aggregate rental commitments under the cost sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

Legal Proceedings: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the Unites States Social Security Administration’s Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The Company has received industry-wide and company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF, and compliance with unclaimed property laws. A majority of states are conducting an audit of the Company’s compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of the investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, and additional escheatment of funds deemed abandoned under

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

state laws. They may also result in fines and penalties and changes to the Company’s procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not believe that they will have a material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits and surrenders.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

During 2009, the Company took certain actions to reduce its exposure to interest rate and market risks. These actions included reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on U.S. Treasury and investment grade assets, as well as hedging certain funds which previously were not hedged and continuing a hedging program to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. During 2010 and 2011, the Company continued monitoring these initiatives and their impacts on earnings, capital, and liquidity, and will continue to determine whether further actions are necessary.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

ING Restructuring Plan: On October 26, 2009, ING announced the key components of the final Restructuring Plan ING submitted to the European Commission (“EC”) as part of the process to receive EC approval for the state aid granted to ING by the State of the Netherlands (the "Dutch State") in the form of EUR 10 billion Core Tier 1 securities issued on November 12, 2008 and the full credit risk transfer to the Dutch State of 80% of ING's Alt-A RMBS on March 31, 2009 (the "ING-Dutch State Transaction"). As part of the Restructuring Plan, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof. In November 2009, the Restructuring Plan received formal EC approval and the separation of insurance and banking operations and other components of the Restructuring Plan were approved by ING shareholders. As part of the Restructuring Plan, ING agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remain unaltered and the additional payments are not borne by the Company or any other ING U.S. subsidiaries.

In January 2010, ING lodged an appeal with the General Court of the European Union against specific elements of the EC’s decision regarding ING’s Restructuring Plan. In its appeal, ING contests the way the EC has calculated the amount of state aid ING received, and the disproportionality of the price leadership restrictions specifically, and the disproportionality of restructuring requirements in general. In July 2011, the appeal case was heard orally by the General Court of the European Union. By judgment of March 2, 2012, the Court partially annulled the EC’s decision of November 18, 2009, as a result of which a new decision has to be taken by the EC. Interested parties can file an appeal against the General Court’s judgment before the Court of Justice of the European Union within two months and ten days after the date of the General Court’s judgment.

On November 10, 2010, ING announced that, in connection with the Restructuring Plan, while the option of one global initial public offering (“IPO”) remains open, ING will prepare for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

On August 19, 2011, Fitch Ratings Ltd. (“Fitch”) revised the Company’s Rating Watch status to Evolving from Negative.

On November 17, 2011, S&P affirmed the “A” rating of the Company and revised the outlook to Stable from Negative based on de-risking and improving business fundamentals. On December 8, 2011, S&P downgraded the counterparty credit and insurance financial strength rating of the Company to “A-“ from “A” and revised the outlook to Watch Negative from Stable. On March 7, 2012, S&P affirmed the

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

counterparty credit and insurance financial strength rating of the Company at “A-“ and revised the outlook t Stale from Watch Negative.

On December 7, 2011, Moody’s downgraded the insurance financial strength rating of the Company to “A3” from “A2” and revised the outlook to Stable from Negative.

On December 14, 2011, A.M. Best affirmed the insurance financial strength rating of the Company at “A”, downgraded the issuer credit rating to “a” from “a+” and revised the outlook to Ratings Under Review with Negative Implications from Stable.

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York Mellon, (“Mellon"). Under this agreement, the Company can borrow up to $50.0 from Mellon. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for Mellon for the period applicable for the advance plus 0.4% or (2) a rate quoted by Mellon to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, there were no amounts payable to Mellon at December 31, 2011 and 2010.

The Company maintains a reciprocal loan agreement with ING AIH to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2020, the Company and ING AIH can borrow up to 2% of the Company's admitted assets, excluding separate account assets, as of December 31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company received interest income of $0.7, $0.6 and $0.7 for the years ended December 31, 2011, 2010, and 2009, respectively.

Through this reciprocal loan agreement, the Company borrowed $10.0 and repaid $10.0 in 2011 and borrowed $0 and repaid $0 in 2010. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest expense on borrowed money was $0.0, $0.6 and $0.5 during 2011, 2010 and 2009, respectively.

The Company is the beneficiary of letters of credit totaling $898.2; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

16. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Beginning in 2010, IIM began using competitive market rates to bill the Company for both the asset management and ancillary services provided. Total fees under the agreement were approximately $32.9, $30.7 and $30.0 for the years ended December 31, 2011, 2010 and 2009, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America whereby ING North America provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with WWI and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to WWI. The Company entered into a services agreement with WWII and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to WWII. The total expense incurred for all these services was $259.1, $228.4 and $170.1 for the years ended December 31, 2011, 2010 and 2009, respectively.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $120.2 with this transaction having minimal impact to the income statement. Effective November 1, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective November 1, 2007 with WWII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $383.7 with this transaction having minimal impact to the income statement.

Fixed Maturity Asset Transfer: During the fourth quarter of 2010, the Company sold securities with a carrying value of $918.1 to its affiliate company, SLD. At the date of sale, the securities had a fair value of $972.1 and the Company recognized a gain of $54.0. Simultaneously, the Company purchased securities from SLD with a fair value of $888.9. This asset transfer was approved by the Minnesota Division of Insurance prior to execution.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated this liability to be $8.8 and $7.3 as of December 31, 2011 and 2010, respectively, and has recorded a liability in accounts payable and accrued expenses on the Balance Sheets. The Company has also recorded an asset in other assets on the Balance Sheets of $8.3 and $6.7 as of December 31, 2011 and 2010, respectively, for future credits to premium taxes for assessments already paid and/or accrued.

77

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table shows a reconciliation of assets recognized as of December 31, 2011 and 2010 (in thousands):

Assets recognized from paid and accrued premium tax offsets
and policy surcharges as of December 31, 2010	$6,733

Decreases current year:

Policy surcharges collected	-
Policy surcharges charged off	-
Premium tax offset applied	377

Increases current year:

Policy surcharges collected	-
Policy surcharges charged off	-
Premium tax offset applied	1,504
Premium tax offset generated due to accounting changes	373
Changes in premium tax offset capacity / other adjustments	54

Assets recognized from paid and accrued premium tax offsets
and policy surcharges as of December 31, 2011	$8,287

78

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2011	2010
	(In Thousands)
Balance at January 1	$427,337	$1,108,811
Less reinsurance recoverables	126,814	166,618
Net balance at January 1	300,523	942,193

Incurred related to:
Current year	16,146	29,405
Prior years	(83,546)	(666,337)
Total incurred	(67,400)	(636,932)

Paid related to:
Current year	9,642	21,342
Prior years	7,466	(16,605)
Total paid	17,108	4,737

Net balance at December 31	216,016	300,523
Plus reinsurance recoverables	123,143	126,814
Balance at December 31	$339,159	$427,337

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but also includes a reduction due to retroactive reinsurance of worker's compensation carve-out reserves. Incurred and paid claims are presented net of reinsurance. The change in prior year incurred claims in 2011 reflects the impact of the Company’s group reinsurance transaction with RGA in 2010 not repeated in 2011, which is described in Note 11. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $10.8, $10.7, and $0 for December 31, 2011, 2010, and 2009, respectively. This represented 30.2%, 20.7%, and 0% of the total group life premiums written, net of reinsurance, for December 31, 2011, 2010, and 2009,

79

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

respectively. There were no group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company at December 31, 2011, 2010 or 2009. No other net premiums written by the Company are subject to retrospective rating features.

20	.	Direct Premiums Written/Produced by Managing General Agents/Third Party
		Administrators

		Name of Managing			Type of	Type of	Total Direct
		General Agent or Third	FEIN	Exclusive	Business	Authority	Premiums
		Party Administrator	Number	Contract	Written	Granted	Written
							(In Thousands)
		Reliastar Record Keeping	41-0451140	Y	Group Annuity	P	$5,091
		Disability Reinsurance Mangement Services	01-0483086	N	Disability Income	C,CA,B,U	85,393

							$90,484

The aggregate amount of premiums written through managing general agents or third party administrators during 2011 is $90.5.

21. Subsequent Events

The Company is not aware of any other events occurring subsequent to December 31, 2011 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2011 through March 30, 2012, the date the statutory financial statements were available to be issued.

80

333-69431	April 2012

PART C
OTHER INFORMATION

Item 26	Exhibits

(a)	Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL")
establishing the Select*Life Variable Account. (Incorporated herein by reference to Initial Registration
Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.

(c)	(1)	Distribution Services Agreement dated as of March 7, 2002, by and between ING Financial
Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form S-6, 033-57244, as filed on April
14, 2006.) (Incorporated herein by reference to Registration Statement on Form S-6, File No. 333-
19123, as filed on December 31, 1996.)
	(2)	Amendment dated as of March 27, 2003, to Distribution Services Agreement dated March 7,
2002, between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration on Form N-
6, File No. 333-92000, as filed on April 17, 2003.)
	(3)	Amendment dated as of November 1, 2004, to Distribution Services Agreement dated March 7,
2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement
on Form S-6, 033-57244, as filed on April 14, 2006.)
	(4)	Amendment dated as of August 31, 2005, to Distribution Services Agreement dated March 7,
2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement
on Form S-6, 033-57244, as filed on April 14, 2006.)
	(5)	Amendment dated as of December 7, 2005, to Distribution Services Agreement dated March 7,
2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement
on Form S-6, 033-57244, as filed on April 14, 2006.)
	(6)	Amendment dated as of April 28, 2006, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement
on Form S-6, 033-57244, as filed on April 14, 2006.)
	(7)	ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance
Company and ING America Equities, Inc. (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on
July 17, 2003.)
	(8)	Specimen Selling Agreements. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(9)	Specimen ING America Equities, Inc. Selling Agreement. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as
filed on April 24, 2002.)
	(10)	Schedules for Sales Commissions. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April
24, 2002.)
	(11)	Intercompany Agreement, effective as of January 1, 2010, between Directed Services LLC and
RLIC Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 6, 2011.)
	(12)	Intercompany Agreement, effective as of January 1, 2010, between ING Investment Management
LLC and RLIC Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-6, File No. 033-57244, as filed on April
6, 2011.)

(d)	(1)	Form of Policy. (Incorporated herein by reference to Initial Registration on Form S-6, File No.
333-69431, as filed on December 22, 1998.)

	(2)	Accelerated Benefit Rider. (Incorporated herein by reference to Initial Registration on Form S-6,
File No. 333-69431, as filed on December 22, 1998.)
	(3)	Children's Insurance Rider. (Incorporated herein by reference to Initial Registration on Form S-6,
File No. 333-69431, as filed on December 22, 1998.)
	(4)	Additional Insured Rider. (Incorporated herein by reference to Initial Registration on Form S-6,
File No. 333-92000, as filed on July 3, 2002.)
	(5)	Insured's Cost of Living Rider. (Incorporated herein by reference to Initial Registration on Form
S-6, File No. 333-69431, as filed on December 22, 1998.)
	(6)	Waiver of Monthly Deduction Rider (Incorporated herein by reference to Initial Registration on
Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(7)	Accidental Death Benefit Rider. (Incorporated herein by reference to Initial Registration on Form
S-6, File No. 333-69431, as filed on December 22, 1998.)
	(8)	Waiver of Specified Premium Rider. (Incorporated herein by reference to Initial Registration on
Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(9)	Term Insurance Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File
No. 333-69431, as filed on December 22, 1998.)
	(10)	Extended Death Benefit Guarantee Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(11)	Policy Illustration. (Incorporated herein by reference to Pre-Effective Amendment No. 3 to
Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

(e)	(1)	Revised Policy Application Form. (Incorporated herein by reference to Initial Registration on
Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Fund Allocation of Premium Payments Form (Form No. 139195 04/30/2012). (Incorporated
herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-6,
File No. 033-57244 as filed on April 17, 2012.)

(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated herein by reference to Initial
Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated herein by reference to Initial Registration
Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(g)	Not Applicable.

(h)	(1)	(a) Participation Agreement dated as of March 27, 2000, by and among ReliaStar Life
Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors,
Inc. and WSSI. (Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
(b) Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life
Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc.
and WSSI. (Incorporated herein by reference to Initial Registration on Form S-6, File No.
333-47094, as filed on September 29, 2000.)
(c) Amendment No. 2 to Participation Agreement by and among ReliaStar Life Insurance
Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds,
Inc., A I M Distributors, Inc. and ING America Equities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6,
File No. 033-57244, as filed on February 9, 2004.)
(d) Administrative Services Agreement dated as of March 27, 2000, by and between ReliaStar
Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance
Company of New York and A I M Advisers, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-
105319, as filed on November 24, 2003.)
	(2)	(a) Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life
Insurance Company, The Alger American Fund and Fred Alger and Company, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 21 on form S-6, File
No. 2-95392, as filed on August 4, 1997.)

	(b)	Amendment dated as of March 28, 2000, to Participation Agreement by and among
ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form S-6, File No. 033-57244, as filed on March 31, 2000.)
	(c)	Amendment dated as of October 11, 2000, to the Participation Agreement by and between
ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
	(d)	Amendment dated as of September 29, 2003, to Participation Agreement by and among
The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance
Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
	(e)	Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)
(3)	(a)	Fund Participation Agreement among Golden American Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company, Southland Life Insurance Company, ING
Life Insurance and Annuity Company, ING Insurance Company of America, American
Funds Insurance Series and Capital Research and Management Company. (Incorporated
herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form
N-6, File Number 333-105319, as filed on July 17, 2003.)
	(b)	Business Agreement by and among Golden American Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance
and Annuity Company, ING Insurance Company of America, ING America Equities, Inc.,
Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and
Management Company. (Incorporated herein by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July
17, 2003.)
	(c)	Amendment No. 1 to the Business Agreement by and among ING USA Annuity and Life
Insurance Company (fka Golden American Life Insurance Company), ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company (individually and as the survivor and successor in interest following a merger with Southland Life Insurance Company), ING Life Insurance and
Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of America), ING America Equities, Inc., ING
Financial Advisers, LLC, Directed Services LLC (fka Directed Services, Inc.), American
Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated
herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration
Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, File No. 333-153337, as filed on November 14, 2008.)
	(d)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between American Funds Service Company, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(4)	(a)	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series
Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of
ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7,
2009; file No. 033-57244.)

	(b)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series
Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of
ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August
18, 2009; file No. 033-57244.)
	(c)	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York. (Incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 033-
57244.)
	(d)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York. (Incorporated herein by reference to Post-Effective
Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on August 18, 2009; file No. 033-
57244.)
	(e)	Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16,
2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to
Registration Statement on form N-4, File No. 333-28755, as filed on April 7, 2008.)
(5)	(a)	Participation Agreement dated as of March 16, 1988, by and among Northwestern
National Life Insurance Company (renamed ReliaStar Life Insurance Company),
Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and
Amendments Nos. 2-8. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(b)	Amendment dated as of July 24, 1997, to Participation Agreement by and among
ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(c)	Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)
	(d)	Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)
	(e)	Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)
	(f)	Amendment No. 13 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)
	(g)	Participation Agreement dated as of January 1, 1991, by and among Northwestern
National Life Insurance Company (renamed ReliaStar Life Insurance Company),
Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and
Amendments Nos. 1-7. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

	(h)	Amendment dated as of July 24, 1997, to Participation Agreement by and among
ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(i)	Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products
Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November
24, 2003.)
	(j)	Amendment No. 10 to Participation Agreement by and among the ReliaStar Life
Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity
Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment
No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(k)	Amendment No. 11 to Participation Agreement by and among the ReliaStar Life
Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity
Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment
No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(l)	Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)
	(m)	Service Agreement dated as of January 1, 1997, by and between ReliaStar Life Insurance
Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(n)	Amendment effective as of April 1, 1999, to Service Agreement by and between ReliaStar
Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)
	(o)	Service Contract dated April 25, 1997, by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November
24, 2003.)
	(p)	Amendment dated April 1, 1999, to Service Contract by and between Fidelity Distributors
Corporation and Washington Square Securities, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)
	(q)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(6)	(a)	Participation Agreement dated as of May 1, 2002, by and between ReliaStar Life
Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6, 333-47094, as filed on September 17, 2002.)
	(b)	Amendment effective as of July 15, 2003, to Participation Agreement by and among
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor,
LLC. (Incorporated herein by reference to Post-Effective Amendment No. 18 to
Registration Statement on Form N-6, File No. 033-57244, as filed on February 9, 2004.)
(7)	(a)	Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July
17, 2003.)

(8)	(a)	Participation Agreement dated as of December 6, 2001, by and among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and
ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April
24, 2002.)
	(b)	Amendment dated as of March 26, 2002, to Participation Agreement by and among
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna
Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING
Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6, 333-69431, as filed on April 24, 2002.)
	(c)	Amendment dated as of October 1, 2002, to Participation Agreement dated as of
December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company.
(Incorporated herein by reference to Post Effective Amendment No. 1 to Registration
Statement on Form N-4, 333-100207, for Separate Account N of ReliaStar Life Insurance
Company, as filed on October 31, 2002.)
	(d)	Amendment dated as of May 1, 2003, to Participation Agreement dated as of December 6,
2001 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
333-92000, as filed on April 17, 2003.)
	(e)	Amendment dated as of April 28, 2006, to Participation Agreement dated as of December
6, 2001, by and between ING Partners, Inc., ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated
herein by reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-6, 033-57244, as filed on April 14, 2006).
	(f)	Service Agreement effective as of December 6, 2001, by and between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6,
333-92000, as filed on January 30, 2003.)
	(g)	Shareholder Servicing Agreement dated as of December 6, 2001, by and between
ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service
Class Shares of its Portfolios. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(h)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement by and
between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its
Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
	(i)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service
Shares) dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar
Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)
	(j)	Amendment dated as of November 1, 2004, to Shareholder Servicing Agreement (Service
Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and
ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-6, 033-57244, as filed on April
11, 2006.)
	(k)	Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Adviser
Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and
ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-6, 033-57244, as filed on April
11, 2006.)

	(l)	Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Service
Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and
ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-6, 033-57244, as filed on April
11, 2006.)
(9)	(a)	Participation Agreement dated as of May 1, 2001, between ReliaStar Life Insurance
Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form S-6, 333-47094, as filed on September 17, 2002.)
	(b)	Amendment effective as of October 1, 2002, to Participation Agreement between
ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)
	(c)	Amendment effective as of July 15, 2003, to Participation Agreement by and among
ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds
Distributor, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 033-57244, as filed on February 9,
2004.)
(10)	(a)	Participation Agreement dated May 1, 2001, by and among ReliaStar Life Insurance
Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(b)	Amendment dated as of August 30, 2002, to Participation Agreement by and among
ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 14 to
Registration Statement on Form N-6, File No. 033-69892, as filed on October 11, 2002.)
	(c)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance
Company, ING Variable Products Trust and ING Funds Distributor, LLC. (Incorporated
herein by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-6, File No. 033-57244, as filed on February 9, 2004.)
	(d)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance
Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 6 to Registration Statement on form
N-6, File No. 333-69431, as filed on November 28, 2005.)
	(e)	Administrative and Shareholder Services Agreement dated as of May 1, 2001, by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form S-6, 333-69431, as filed on April 24, 2002.)
	(f)	Amendment to Administrative and Shareholder Service Agreement dated as of August 30,
2002, by and between ING Funds Services, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-6, 333-92000, as filed on January 30, 2003.)
(11)	(a)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(12)	(a)	Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life
Insurance Company and Janus Aspen Series. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(b)	Amendment to Participation Agreement by and between ReliaStar Life Insurance
Company and Janus Aspen Series. (Incorporated herein by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form S-6, File No. 69431, as filed on
April 14, 2000.)

	(c)	Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance
Company and Janus Capital Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(d)	Amendment, effective July 1, 2001, to Letter Agreement dated August 8, 1997 between
ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6,
333-69431, as filed on April 24, 2002.)
(13)	(a)	Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life
Insurance Company, Neuberger&Berman Advisers Management Trust and
Neuberger&Berman Management Incorporated. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(b)	Amendment No. 1 dated as of February 1, 1999, to Participation Agreement by and
among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management
Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(c)	Addendum dated as of May 1, 2000, to Participation Agreement by and among ReliaStar
Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers
Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(d)	Amendment dated as of April 1, 2003, to Participation Agreement by and among
ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and
Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-6, File No. 033-57244, as filed on December 12, 2003.)
	(e)	Letter Agreement dated as of July 28, 1997, by and between ReliaStar Life Insurance
Company and Neuberger Berman Management Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6,
File No. 2-95392, as filed on August 4, 1997.)
	(f)	Amendment dated as of April 1, 2003, to the Administrative Services Agreement by and
between ReliaStar Life Insurance Company and Neuberger Berman Management Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 17 to Registration
Statement on Form N-6, File No. 033-57244, as filed on December 12, 2003.)
	(g)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between Neuberger Berman Management Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(14)	(a)	Participation Agreement by and between ReliaStar Life Insurance Company, OCC
Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6,
File No. 2-95392, as filed on August 4, 1997.)
	(b)	Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance
Company and OpCap Advisors. (Incorporated herein by reference to Post-Effective
Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on
August 4, 1997.)
(15)	(a)	Participation Agreement dated as of April 30, 2002, by and among Pioneer Variable
Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management,
Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Initial
Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

(16)	(a)	Participation Agreement dated as of January 14, 1994, by and among Northwestern
National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam
Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2.
(Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File
No. 333-18517, as filed on December 23, 1996.)
	(b)	Amendment No. 3 to Participation Agreement by and among ReliaStar Life Insurance
Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on
September 29, 2000.)
	(c)	Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance
Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(d)	Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance
Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated
herein by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(i)	Not Applicable.
(j)	Not Applicable.
(k)	Opinion and Consent of Counsel.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)	Powers of Attorney.

Item 27	Directors and Officers of the Depositor

Name and Principal Business Address		Positions and Offices with Depositor
Donald W. Britton, 5780 Powers Ferry Road, NW,		Director and President
Atlanta, GA 30327
Patrick G. Flynn, Amstelveenseweg 500, Amsterdam,		Director and Chairman
1081 KL, Netherlands
Maliz E. Beams, One Orange Way, Windsor, CT 06095-		Director
4774
Alain Karaoglan, 230 Park Avenue, New York, NY		Director
10169
Ewout L. Steenbergen, 230 Park Avenue, New York,		Director, Executive Vice President and Chief Financial
NY 10169		Officer
Robert G. Leary, 230 Park Avenue, New York, NY		Director
10169
Rodney O. Martin, 230 Park Avenue, New York, NY		Director
10169
Michael S. Smith, 1475 Dunwoody Drive, West		Director and Vice President
Chester, PA 19380-1478
Boyd G. Combs, 5780 Powers Ferry Road, NW,		Senior Vice President, Tax

Atlanta, GA 30327
Ralph R. Ferraro, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
Mark B. Kaye, One Orange Way, Windsor, CT 06095-	Senior Vice President
4774
Gilbert E. Mathis, 5780 Powers Ferry Road, NW,	Senior Vice President
Atlanta, GA 30327
Daniel P. Mulheran, Sr. 20 Washington Avenue South,	Senior Vice President
Minneapolis, MN 55401
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,	Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
Prakish Shimpi, 230 Park Avenue, New York, NY	Senior Vice President
10169
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND	Vice President
58703
Craig A. Krogstad, 111 Washington Avenue S,	Vice President and Actuary
Minneapolis, MN 55401
Kimberly M. Curley, 1290 Broadway, Denver, CO	Vice President and Illustration Actuary
80203
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND	Vice President and Chief Compliance Officer
58703
Laurie Rasanen, 2001 21st Avenue NW, Minot, ND	Vice President
58703
Megan Huddleston, One Orange Way, Windsor, CT	Secretary
06095-4774

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 7 to Registration Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File No. 333-147534), as filed with the Securities and Exchange Commission on April 3, 2012.

Item 29	Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit the question of whether or not such indemnification by it is against public policy as expressed in the Act to a committee comprised of directors who are not parties to the proceeding before referring it to a court of appropriate jurisdiction and will be governed by the final adjudication of such issue. If ReliaStar Life indemnifies or advances expenses in connection with a claim, the Laws of the State of Minnesota require ReliaStar Life to disclose, in writing to its shareholders, the amount of the indemnification or advance and to whom and on whose behalf it was paid.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50.00% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a. “Financial Institutional Bond”).

Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters

(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and ReliaStar Life Insurance Company.

(b)	Management of ING America Equities, Inc.

Name and Principal Business Address	Positions and Offices with Underwriter
Margaret B. Wall, 20 Washington Avenue South,	Director, President and Chief Executive Officer
Minneapolis MN 55401
Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND	Director, Vice President and Chief Operating Officer
58703
Daniel P. Mulheran, Sr., 20 Washington Avenue South,	Director
Minneapolis, MN 55401
Cynthia A. Grimm, 100 Deerfield lane, Suite 300,	Chief Financial Officer/Financial and Operations
Malvern, PA 19355	Principal
Ida I. Colon-Perez, One Orange Way, Windsor, CT	Chief Compliance Officer
06095-4774
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Vice President and Treasurer
Atlanta, GA 30327
Spencer T. Shell, 5780 Powers Ferry Road, NW, Atlanta,	Vice President and Assistant Treasurer
GA 30327
Eric C. Wishman. 909 Locust Street, Des Moines, IA	Assistant Vice President
50309
Barry E. Eidex, 5780 Powers Ferry Road, NW, Atlanta,	Tax Officer
GA 30327
Terry L. Owens, 5780 Powers Ferry Road, NW, Atlanta,	Tax Officer
GA 30327
Megan A. Huddleston, One Orange Way, Windsor, CT	Secretary
06095-4774
Tina M. Nelson, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
Randall K. Price, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401

(c)	Compensation From the Registrant.

(1) Name of Principal Underwriter	(2) 2011 Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation*
ING America Equities, Inc.				$5,448,845.00

*	Compensation shown in column 5 includes: marketing allowances.

Item 31	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None.
Item 33	Fee Representations

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Select*Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to this Registration Statement on Form N-6 (File No. 333-69431) to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, and State of Connecticut on the 18th of April, 2012.

SELECT*LIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date
Donald W. Britton*	Director and President
Donald W. Britton	(principal executive officer)
Patrick G. Flynn*	Director and Chairman
Patrick G. Flynn
Mary (Maliz) E. Beams*	Director
Mary (Maliz) E. Beams
Alain M. Karaoglan*	Director
Alain M. Karaoglan
Robert G. Leary*	Director	April
Robert G. Leary		18, 2012
Rodney O. Martin*	Director
Rodney O. Martin
Michael S. Smith*	Director
Michael S. Smith
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial Officer
Ewout L. Steenbergen	(principal financial officer)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

By: /s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact

SELECT*LIFE VARIABLE ACCOUNT
EXHIBIT INDEX
Exhibit No.	Exhibit
26 (k)	Opinion and Consent of Counsel
26 (n)	Consent of Independent Registered Public Accounting Firm
26 (r)	Powers of Attorney